As Filed with the Securities and Exchange Commission on May 1, 1998

                                                        Registration No. 33-9651

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                        POST-EFFECTIVE AMENDMENT NO. 15
                                      to


                                   FORM S-6
               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2


                                ---------------
                     Life of Virginia Separate Account II
                          (Exact Name of Registrant)


                    The Life Insurance Company of Virginia
                              (Name of Depositor)

                            6610 West Broad Street,
                           Richmond, Virginia 23230
                    (Address of Principal Executive Office)
                                ---------------
                             Linda L. Lanam, Esq.
              Senior Vice President, General Counsel & Secretary
                    The Life Insurance Company of Virginia
               6610 West Broad Street, Richmond, Virginia 23230
              (Name and Address of Agent for Service of Process)

                                   Copy to:
                             Stephen E. Roth, Esq.
                       Sutherland, Asbill & Brennan LLP
           1275 Pennsylvania Ave., N.W. Washington, D.C. 20004-2415

--------------------------------------------------------------------------------
                  It is proposed that this filing will become effective:


                        immediately upon filing pursuant to paragraph (b) of Rule 485

                  X     on May 1, 1998 pursuant to paragraph (b) of Rule 485

                        60 days after filing pursuant to paragraph (a) of Rule
                        485

                        on pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------
                     Title of Securities Being Registered:

Interest in a separate account under Flexible Premium Variable Life Insurance
                                    Policies
--------------------------------------------------------------------------------
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

                     RECONCILIATION AND TIE BETWEEN ITEMS

                       IN FORM N-8B-2 AND THE PROSPECTUS




ITEM NO. OF FORM N-8B-2                       CAPTION IN PROSPECTUS
------------------------- ------------------------------------------------------------
  1 ..................... Cover Page
  2 ..................... Cover Page
  3 ..................... Not Applicable
  4 ..................... Distribution of the Policies
  5 ..................... Life of Virginia and Separate Account II
  6 ..................... Separate Account II
  7 ..................... Not Required
  8 ..................... Not Required
  9 ..................... Legal Proceedings
  10 .................... Introduction; Separate Account II; The Funds;Charges and
                          Deductions; The Policy; Policy Benefits; Voting Rights;
                          General Provisions
  11 .................... Introduction; The Funds
  12 .................... Introduction; The Funds
  13 .................... Introduction; Charges and Deductions; The Funds
  14 .................... Introduction; The Policies
  15 .................... The Policies
  16 .................... The Policies; The Funds
  17 .................... Introduction; Charges and Deductions; Policy Rights; The
                          Funds
  18 .................... The Funds; The Policies
  19 .................... General Provisions; Voting Rights
  20 .................... Not Applicable
  21 .................... Policy Rights; General Provisions
  22 .................... Not Applicable
  23 .................... Safekeeping of the Assets of Separate Account II
  24 .................... General Provisions
  25 .................... The Life Insurance Company of Virginia
  26 .................... Not Applicable
  27 .................... The Life Insurance Company of Virginia
  28 .................... Executive Officers and Directors
  29 .................... The Life Insurance Company of Virginia
  30 .................... Not Applicable
  31 .................... Not Applicable
  32 .................... Not Applicable
  33 .................... Not Applicable
  34 .................... Not Applicable
  35 .................... Distribution of the Policies
  36 .................... Not Required
  37 .................... Not Applicable
  38 .................... Introduction; Distribution of the Policies
  39 .................... Distribution of the Policies; Introduction
  40 .................... Distribution of the Policies
  41 .................... The Life Insurance Company of Virginia; Distribution of the
                          Policies
  42 .................... Not Applicable
  43 .................... Not Applicable
  44 .................... The Policy
  45 .................... Not Applicable
  46 .................... Policy Benefits; Charges and Deductions; General Provisions
  47 .................... The Funds

ITEM NO. OF FORM N-8B-2                   CAPTION IN PROSPECTUS
------------------------- ----------------------------------------------------
  48 .................... Not Applicable
  49 .................... Not Applicable
  50 .................... Separate Account II
  51 .................... Cover Page; Introduction; The Policies; Charges and
                          Deductions
  52 .................... The Funds
  53 .................... Federal Tax Matters
  54 .................... Not Applicable
  55 .................... Not Applicable
  56 .................... Not Required
  57 .................... Not Required
  58 .................... Not Required
  59 .................... Financial Statements

                     LIFE OF VIRGINIA SEPARATE ACCOUNT II
                               COMMONWEALTH THREE
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                FORM P1096 1/87
                                   Issued by
                    THE LIFE INSURANCE COMPANY OF VIRGINIA
                            6610 West Broad Street
                           Richmond, Virginia 23230
                                (804) 281-6000


     This prospectus describes a flexible premium variable life insurance policy ("Policy") issued by The Life Insurance Company of Virginia ("Life of Virginia") known as Commonwealth Three. This type of life insurance is also commonly called variable universal life. The Policy permits the Policyowner to vary premium payments and adjust the Life Insurance Proceeds payable under the Policy; the Policy has been designed for maximum flexibility in meeting changing insurance needs.

     The Policy provides for the payment of the Life Insurance Proceeds upon the death of the Insured, and for a cash value that can be obtained by completely or partially surrendering the Policy. Life Insurance Proceeds may, and cash value will, vary with the investment experience of Life of Virginia Separate Account II ("Separate Account II"). The Policyowner bears the entire investment risk; there is no guaranteed minimum cash value. Life of Virginia generally will not issue a Policy to insure persons older than age 75. The minimum specified amount for which a Policy will be issued is $50,000; however, Life of Virginia reserves the right to increase or decrease this amount for a class of Policies issued after some future date.

     Under the Policy, net premiums are placed in Separate Account II. The Policyowner selects the Investment Subdivision(s) of Separate Account II in which to invest, and determines the allocation of the net premiums among those Investment Subdivisions. The Policyowner allocates net premiums among one or more of the 37 Investment Subdivisions of Account II. Each Investment Subdivision of Account II will invest solely in a designated investment portfolio that is part of a series-type investment company ("Fund"). Currently, there are ten such Funds available under this Policy: the Janus Aspen Series, the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the GE Investments Funds, Inc., the Oppenheimer Variable Account Funds, the Federated Insurance Series, the Alger American Fund, the PBHG Insurance Series Fund, Inc. and Goldman Sachs Variable Insurance Trust (collectively referred to as the "Funds"). The Funds, their investment managers and their currently available portfolios are listed on the following page.

  THIS PROSPECTUS MUST BE READ ALONG WITH CURRENT PROSPECTUSES FOR THE FUNDS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

SHARES IN THE FUNDS AND INTERESTS IN THE POLICIES ARE NOT DEPOSITS WITH OR
  OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, A BANK, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
                  FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

   Please read this prospectus carefully and retain it for future reference.
                  The date of this Prospectus is May 1, 1998.

     Janus Aspen Series, which is managed by Janus Capital Corporation, has seven portfolios that are available to Policyowners through Separate Account
II:

           Growth Portfolio
           Aggressive Growth Portfolio
           Worldwide Growth Portfolio
           International Growth Portfolio
           Balanced Portfolio
           Flexible Income Portfolio
           Capital Appreciation Portfolio

     Variable Insurance Products Fund, which is managed by Fidelity Management & Research Company, has three portfolios that are available to Policyowners through Separate Account II:

           VIP Equity-Income Portfolio
           VIP Overseas Portfolio
           VIP Growth Portfolio

     Variable Insurance Products Fund II, which is managed by Fidelity Management & Research Company, has two portfolios that are available to Policyowners through Separate Account II: VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio.

     Variable Insurance Products Fund III, which is managed by Fidelity Management & Research Company, has two portfolios that are available to Policyowners through Separate Account II: VIP III Growth & Income Portfolio and VIP III Growth Opportunities Portfolio, are available to Policyowners through Separate Account II.

     GE Investments Funds, Inc, which is managed by GE Investment Management, Inc., has nine portfolios that are available to Policyowners through Separate Account II:


           S&P 500 Index Fund
           Money Market Fund
           Total Return Fund
           International Equity Fund
           Real Estate Securities Fund
           Global Income Fund
           Value Equity Fund
           Income Fund
           U.S. Equity Fund (not available in California)


     Oppenheimer Variable Account Funds, which is managed by Oppenheimer Funds Inc., has five portfolios that are available to Policyowners through Separate Account II:


           Oppenheimer High Income Fund
           Oppenheimer Bond Fund
           Oppenheimer Aggressive Growth Fund
           Oppenheimer Growth Fund
           Oppenheimer Multiple Strategies Fund


     Federated Insurance Series, which is managed by Federated Advisers, has three portfolios that are available to Policyowners through Separate Account
II:

           Federated American Leaders Fund II
           Federated Utility Fund II
           Federated High Income Bond Fund II

     The Alger American Fund, which is managed by Fred Alger Management, Inc., has two portfolios that are available to Policyowners through Separate Account
II: Alger American Growth Portfolio and Alger American Small Capitalization Portfolio.

     PBHG Insurance Series Fund, In., which is managed by Pilgrim Baxter & Associates, Ltd., has two portfolios that are available to Policyowners through Separate Account II: Growth II Portfolio and Large Cap Growth Portfolio.

     Goldman Sachs Variable Insurance Trust, which is managed by Goldman Sachs Asset Management, has two portfolios that are available to policyowners through Separate Account II: Growth and Income Fund and Mid Cap Equity Fund. Neither of these funds are currently available to policyowners in the state of California.


     The accompanying prospectuses for the Funds describe the investment objectives and the risks of each of the Funds' portfolios.

     During the Initial Investment Period, all net premiums will be placed in the Investment Subdivision of Separate Account II that invests exclusively in the Money Market Fund of the GE Investments Funds, Inc. At the end of that period, the cash value at that time and all subsequent net premiums will be allocated in accordance with Policyowner instructions.

     It may not be advantageous to purchase a Policy either as a replacement for another type of life insurance policy, or to obtain additional insurance protection if another flexible premium variable life insurance policy is owned.

                               TABLE OF CONTENTS





                                                  Page
                                                 -----
  DEFINITIONS                                       6
  SUMMARY                                           7
   The Policy                                       7
   Separate Account II                              7
   Premiums                                         8
   Policy Benefits                                  8
   Charges                                          9
   Distribution of the Policy                      10
   Tax Treatment                                   10
   Refund Privilege                                10
   Exchange Privilege                              10
   Illustrations of Death Benefits, Cash Values
      and Surrender Values                         10
   Fund Annual Expenses                            11
   Other Policies                                  12
   Life of Virginia and Separate Account II        12
   The Life Insurance Company of Virginia          12
   IMSA Disclosure                                 13
   General Electric Company                        13
   Separate Account II                             13
   Addition, Deletion, or Substitution of
       Investments                                 13
  THE FUNDS                                        14
   Janus Aspen Series                              15
   Variable Insurance Products Fund                15
   Variable Insurance Products Fund II             15
   Variable Insurance Products Fund III            16
   GE Investments Funds                            16
   Oppenheimer Variable Account Funds              17
   Federated Insurance Series                      17
   The Alger American Fund                         17
   PBHG Insurance Series Fund                      18
   Goldman Sachs Variable Insurance Trust          18
   Resolving Material Conflicts                    18
   Termination of Participation Agreements         19
  THE POLICY                                       19
   Purpose of the Policy                           19
   Purchasing a Policy                             20
   Premiums                                        20
   Policy Lapse and Reinstatement                  21
   Examination of Policy (Refund Privilege)        22
   Exchange Privilege                              22
  POLICY BENEFITS                                  22
   Cash Value Benefits                             23
   Transfers                                       24
   Telephone Transfers                             25
   Dollar-Cost Averaging                           25
   Portfolio Rebalancing                           25
   Powers of Attorney                              26
   Loan Benefits                                   26


                                                 Page
                                                 -----
   Life Insurance Proceeds                         27
   Benefits at Maturity                            30
   Optional Payment Plans                          30
   Specialized Uses of the Policy                  31
  CHARGES AND DEDUCTIONS                           32
   Deductions From Premiums                        32
   Charges Against Separate Account II             33
   Surrender Charge                                34
   Other Charges                                   34
   Reduction of Charges for Group Sales            34
  GENERAL PROVISIONS                               35
   Postponement of Payment                         35
   Limits on Contesting the Policy                 35
   The Contract                                    35
   Misstatement of Age or Sex                      35
   Suicide                                         35
   Annual Statement                                36
   Nonparticipating                                36
   Written Notice                                  36
   The Owner                                       36
   The Beneficiary                                 36
   Changing the Owner or Beneficiary               36
   Using the Policies as Collateral                36
   Optional Insurance Benefits                     36
   Reinsurance                                     37
  DISTRIBUTION OF THE POLICIES                     37
  FEDERAL TAX MATTERS                              37
   Tax Status of the Policy                        37
   Tax Treatment of Policy Proceeds                38
   Tax Treatment of Policy Loans and Other
       Distributions Under Certain Policies        39
   Taxation of the Company                         40
   Income Tax Withholding                          40
   Other Considerations                            40
   Year 2000 Compliance                            40
  LEGAL DEVELOPMENTS REGARDING
     EMPLOYMENT RELATED BENEFIT
     PLANS                                         41
  VOTING RIGHTS                                    41
  STATE REGULATION OF LIFE OF VIRGINIA             41
  EXECUTIVE OFFICERS AND DIRECTORS
   OF LIFE OF VIRGINIA                             42
  LEGAL MATTERS                                    42
  LEGAL PROCEEDINGS                                42
  EXPERTS                                          43
  CHANGE IN AUDITORS                               43
  Additional Information                           43
  Financial Statements                             43
  Appendix                                        C-1

                  This Policy is not available in all States.

     This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesman, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon.

     The purpose of this variable life insurance policy is to provide insurance protection. Life insurance is a long term investment. Prospective Policyowners should consider their need for insurance coverage and the policy's long term investment potential. No claim is made that the Policy is in any way similar or comparable to an investment in a mutual fund.

DEFINITIONS

     Age --  The Insured's age on his or her nearest birthday.

     Attained Age -- The Insured's age on the policy date plus the number of years since the Policy Date.

     Beneficiary -- Primary and contingent beneficiaries are designated by the Policyowner in the application and may be changed by filing the change in good form with Life of Virginia. More than one primary and contingent Beneficiary may be named. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with Life of Virginia. If no Beneficiary survives the Insured, the Policyowner or the Policyowner's estate will be the beneficiary. The interest of any Beneficiary may be subject to that of any assignee.

     Business Day -- Any day on which the New York Stock Exchange is open for business and any other day in which there is a change in the value of the shares of a portfolio of any one of the funds sufficient to materially affect the value of the assets in the Investment Subdivision of Separate Account II that invests in that portfolio.

     Continuation Amount -- An amount set forth in the Policy for each of the first 120 Policy Months. The Policy will not lapse during the first ten policy years if the Net Total Premium is at least equal to the continuation amount for the number of months that the Policy has been in force.

     Due Proof of Death -- Proof of death that is satisfactory to Life of Virginia. Such proof may consist of the following if acceptable to Life of
Virginia:

      (a) A certified copy of the death certificate; or

      (b) A certified copy of the decree of a court of competent jurisdiction as to the finding of death.

     Effective Date --  The date that coverage begins under the Policy.

     Funds -- The mutual funds designated as eligible investments for Separate Account II.

     General Account -- The assets of Life of Virginia that are not segregated in any of the separate investment accounts of Life of Virginia.

     Home Office -- The principal offices of The Life Insurance Company of Virginia at 6610 W. Broad Street, Richmond, Virginia, 23230.

     Initial Investment Period -- The period that commences on the Effective Date and ends on the date of receipt at the Home Office of the Policy Delivery and Acceptance Letter, signed and dated by the Policyowner, indicating that the Policyowner has received and accepted the Policy, or, if the Policy is not accepted, when all amounts due are refunded, whichever is applicable.

     Insured --  The person upon whose life a Policy is issued.

     Investment Subdivision -- A Subdivision of Separate Account II, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All Investment Subdivisions may not be available in all states.

     Life Insurance Proceeds -- The amount payable under a Policy upon the death of the Insured.

     Maturity Date -- The date on which a Policy's cash value becomes payable to the Policyowner, if living. This date may be designated by the Policyowner. If no designation is made, the maturity date will be the policy anniversary nearest to the Insured's 95th birthday. The Policy terminates on the maturity date.

     Maximum Loan Amount -- The maximum amount that may be borrowed under a Policy. The maximum loan amount equals 90% of the Policy's cash value less any applicable surrender charges.

     Monthly Anniversary Day -- The same date in each month as the Policy Date. Whenever the Monthly Anniversary Day falls on a date other than a Business Day, the Monthly Anniversary Day will be deemed the next Business Day.


     Net Total Premium -- The total of all premiums paid less any partial surrenders and outstanding Policy Debt where both partial surrenders and outstanding policy debt are divided by the Net Premium Factor of 92.5%.

     Periodic Plan -- A premium schedule providing for the payment of level premiums at fixed intervals over a specified period of time.

     Policy -- The flexible premium variable life insurance policy issued by Life of Virginia that is described in this prospectus. The term "Policy" or "Policies" includes the Policy described in this prospectus, the Policy application, any supplemental applications, any endorsements and riders.

     Policy Date -- The date set forth in a Policy that is used to determine policy years and Policy Months. Policy anniversaries are measured from the Policy Date.

     Policy Debt -- The total of all outstanding policy loans plus accrued interest.

     Policy Month -- A one-month period beginning on a Monthly Anniversary Day and ending on the day immediately preceding the next Monthly Anniversary Day.

     Policyowner ("Owner") -- The person who owns a Policy. The original Policyowner is named in the application. Contingent Owners may also be named.

     Separate Account II ("Account") -- Life of Virginia Separate Account II, a separate investment account established by Life of Virginia to receive and invest net premiums paid under the Policies.

     Specified Amount -- The amount of insurance under a Policy. This amount may or may not include the cash value, as selected by the policyowner. The current Specified Amount is set forth on the data page in each Policy.

     Surrender Value -- A Policy's cash value, reduced by any outstanding Policy Debt and reduced by any applicable surrender charges. This amount is payable to the Policyowner if the Policy matures or is surrendered.

     Valuation Period -- The period between the close of business on a Business Day and the close of business on the next succeeding Business Day.


SUMMARY

     The Following Summary of Prospectus Information Should Be Read In Conjunction With The Detailed Information Appearing Elsewhere In This Prospectus.


The Policy

     Under the Policy, subject to certain limitations, the Policyowner has flexibility in determining the frequency and amount of premiums. (See Premiums.) Thus, unlike conventional fixed benefit life insurance, the Policy does not require a Policyowner to adhere to a fixed premium schedule. Also, unlike conventional fixed benefit life insurance, the amount and/or duration of the life insurance coverage and the cash values of this Policy are not guaranteed and may increase or decrease, depending upon the amount and frequency of premium payments, and investment experience of the assets supporting the Policy. Accordingly, the Policyowner bears the investment risk of any depreciation in value of the underlying assets, but reaps the benefit of any appreciation in values. So long as a Policy has sufficient cash value to remain in force, the Policy will provide Life Insurance Proceeds payable to a Beneficiary upon the Insured's death, the accumulation of cash value, surrender rights, and policy loan privileges. The minimum Specified Amount for which a Policy will be issued is $50,000; however, Life of Virginia reserves the right to increase or decrease this amount for a class of Policies issued after some future date.

     A prospective Policyowner who already has life insurance coverage should consider whether or not changing or adding to existing coverage would be advantageous. Generally, it is not advisable to purchase another policy as a replacement for an existing policy.


Separate Account II

     Separate Account II currently has thirty-seven Investment Subdivisions to which premiums and cash values may be allocated. Each Investment Subdivision invests exclusively in the shares of a portfolio of one of the Funds. (See The Funds.) Currently, the Funds include the Janus Aspen Series, the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Variable Insurance Products Fund III, the GE Investments Funds, Inc., the Oppenheimer Variable Account Funds, the Federated Insurance Series, The Alger American Fund, the PBHG Insurance Series Fund, Inc. and Goldman Sachs Variable Insurance Trust. The accompanying prospectuses for the Funds describe the investment objectives and the risks of each of the Funds' portfolios.


     Cash value will, and Life Insurance Proceeds may, vary with the investment experience of the Investment Subdivisions, as well as with the frequency and amount of premium payments, any partial surrenders, and any charges imposed in connection with the Policy. (See Cash Value Benefits.)

Premiums

     The full first premium for a Policy is due on the policy date. Net premiums will be allocated among the Investment Subdivisions in accordance with the Policyowner's written instructions; however, during the Initial Investment Period, all net premiums will be placed in the Investment Subdivision of Separate Account II that invests exclusively in the Money Market Fund of the GE Investments Funds, Inc. In order to allocate money out of the Money Market Fund of the GE Investments Funds, the Policyowner must have submitted to Life of Virginia the signed and dated Delivery and Acceptance Letter. Thereafter, a Policy's cash value may not be invested in more than seven Investment Subdivisions at any given point in time.

     The amount of the full first premium must be sufficient to keep the Policy in force for at least one policy month. Thereafter, if there are no outstanding policy loans (See Loan Benefits.), unscheduled premiums may be paid in any amount and at any frequency, subject only to the maximum premium limitations and minimum premium requirements specified in the Policy. (See Premiums.) A Policyowner may also choose a periodic plan, which is a plan under which a level premium may be paid at fixed intervals over a specified period of time. Failure to pay premiums in accordance with the schedule will not in itself cause the Policy to lapse. (See Policy Lapse and Reinstatement.) The timing of premium payments may affect the amount of the deferred sales charge under a Policy as the charge is based only on premiums actually paid during the first policy year, up to the amount of the designated premium. (See Surrender Charge.) The Policyowner may wish to reduce the deferred sales charge that the Policy is subject to by reducing the premiums paid in the first Policy year. However, by reducing the premiums paid in the first year, values under the Policy may decrease, cost of insurance charges may increase and the risk of the Policy lapsing prematurely may increase.

     A Policy will only lapse when the surrender value is insufficient to pay the monthly deduction, (See Charges and Deductions -- Monthly Deduction), and a grace period expires without a sufficient payment, and, during the first 10 years only, the Net Total Premium is less than the continuation amount for the number of months that the policy has been in force. (See Policy Lapse and Reinstatement -- Lapse.) This Policy, therefore, differs in two important respects from a conventional life insurance policy. First, the failure to pay a planned periodic premium will not in itself automatically cause a Policy to lapse. Second, under the circumstances described above, a Policy can lapse even if planned periodic premiums or premiums in other amounts have been paid.


Policy Benefits

     Cash Value Benefits. The Policy provides for a cash value. A Policy's cash value in Separate Account II will reflect the amount and frequency of premium payments, the investment experience of the Investment Subdivisions of Separate Account II in which net premiums are placed, policy loans, transfers, any partial surrenders, and any charges imposed in connection with the Policy. The entire investment risk is borne by the Policyowner; Life of Virginia does not guarantee a minimum cash value. (See Policy Benefits -- Calculation of Cash Value.)

     The Policyowner may at any time surrender a Policy and receive the Surrender Value (cash value reduced by any outstanding policy debt and any applicable surrender charges). Subject to certain limitations, the Policyowner may also partially surrender the Policy and obtain a portion of the cash value at any time prior to the Maturity Date. Partial surrenders will reduce both the cash value and Life Insurance Proceeds payable under the Policy. (See Surrender Privileges.) A charge will be deducted from the cash value upon partial surrender. (See Charges and Deductions -- Other Charges.)

     Transfers. The Policyowner may transfer amounts among the Investment Subdivisions that are available at the time the transfer is requested up to twelve times each calendar year. According to the terms of the Policy, the first such transfer in each calendar month is free, subsequent transfers in that year will be assessed a charge of $10.00. (See Transfers.) Life of Virginia's current practice is to waive this policy limitation and allow one free transfer each calendar month. Subsequent transfers in that month will be assessed a charge of $10.00. However, Life of Virginia reserves the right to enforce the policy limitation of one free transfer per calendar year at any time in the future.

     Life of Virginia may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.) Also, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

     Policy Loans. After the first policy anniversary, the Policyowner may exercise certain loan privileges under a Policy. (See Loan Benefits.) Loans will accrue interest at a rate not more than the maximum rate set forth in the Policy. When a loan is made, a portion of the Policy's cash value sufficient to secure the loan will be transferred from Separate Account II to Life of Virginia's general account as security for the loan and will earn interest daily at a fixed annual rate of 4%. For Policies issued on or after May 1, 1993, a portion of the amount of cash value transferred to secure the loan may earn interest at a higher rate after the tenth policy year. Interest earned will be credited on each Monthly Anniversary Day and transferred at that time to Separate Account II. Upon partial or full loan repayment, the portion of cash value in the General Account securing the repaid portion of the policy debt will be transferred to Separate Account II. (See Loan Benefits -- Repayment of Policy Debt.) Depending upon the investment performance of Surrender Value and the amount of any Policy loan, such loans may cause a Policy to lapse. If a Policy is not a Modified Endowment Contract, lapse of the Policy with Policy loans outstanding may result in adverse tax consequences. (See Federal Tax Matters.)

     Life Insurance Proceeds. The Policy provides for the payment of Life Insurance Proceeds upon the death of the Insured. The Policy contains two benefit options: Option A and Option B. Under Option A, the Life Insurance Proceeds will be the greater of (i) the Specified Amount plus the Policy's cash value on the date of the Insured's death or (ii) the cash value on the date of the Insured's death multiplied by the corridor percentage. Under Option B, the Life Insurance Proceeds will be the greater of (i) the Specified Amount or (ii) the cash value on the date of the Insured's death multiplied by the applicable corridor percentage as set forth in the Policy.

     Under either benefit option, so long as a Policy remains in force, Life Insurance Proceeds will not be less than the current specified amount of the Policy. Life Insurance Proceeds may, however, exceed the specified amount. The amount by which Life Insurance Proceeds exceed the Specified Amount depends upon the benefit option chosen and the cash value of the Policy. (See Life Insurance Proceeds.) Life Insurance Proceeds will be reduced by any outstanding policy debt and any due and unpaid charges. The proceeds may be paid in a lump sum or in accordance with an optional payment plan.

     Any time after the first policy year, the Policyowner may, subject to certain restrictions, adjust the Life Insurance Proceeds payable under a Policy by increasing or decreasing the Specified Amount. (See Change in Existing Coverage.) In addition, the Policyowner may change the benefit option in effect. (See Change in Benefit Option.)

     Benefits at Maturity. On the maturity date of a Policy, if the Insured is still living, the Policyowner will be paid the cash value reduced by any outstanding Policy Debt. This is the policy's maturity value.


Charges

     The net premium equals the paid premium multiplied by the Net Premium Factor. The Net Premium Factor equals 92.5%. The difference between the actual premium payment and the net premium (a total charge of 7.5%) will be used to compensate Life of Virginia for expenses incurred in connection with the distribution of the Policies (5.0%) and for premium taxes imposed by various states and subdivisions (2.5%). (See Charges and Deductions -- Deductions from Premiums.)

     In addition, there is a deferred sales charge of 45% of the first year's premiums, up to the amount of the designated premium (which is always less than the guideline annual premium), to compensate Life of Virginia for certain sales and distribution expenses. No additional amount of deferred sales charge is charged on premiums paid after the first policy year. The charge is deducted from the cash value in equal amounts at the beginning of policy years 2 through
10. Any uncollected deferred sales charge will be deducted from the cash value if the Policy is surrendered during policy years 1 through 9, with the exception that during years 1 and 2 the amount that will be collected upon surrender may be limited to less than the full amount of the uncollected deferred sales charge. (See Surrender Charge.) Thus, if the Policyowner were to surrender the Policy during its first two policy years, the total amount of sales charge deducted may be less than if the surrender occurred after the second year. If the initial specified amount is at least $250,000, the deferred sales charges will be 40% rather than 45% of the first year premium paid up to the designated premium. (See Charges and Deductions -- Sales Charges)

     Cash value will be reduced each policy month by the monthly deduction. The monthly deduction compensates Life of Virginia for the insurance benefits provided under the Policy and for administrative costs. A charge equal to the lesser of $25 or 2% of the amount requested will be deducted from the amount paid to the Policyowner upon partial surrender of a Policy. (See Other Charges.) During each month, a $10 fee will be charged for the second and subsequent transfers of assets among the Investment Subdivisions. (See Transfers.) If a Policyowner increases the specified amount of his Policy, there will be a one-time charge per increase equal to the lesser of $1.50 per $1,000 of increase or $300. This charge is to compensate Life of Virginia for underwriting and administrative costs associated with the increase. (See Other Charges).

     If a Policy is surrendered or lapses during the first 9 policy years, a charge is made to cover the expenses of issuing the policy. The charge varies by initial specified amount and age at issue, subject to a maximum of $500 per Policy. The charge will decrease after the fifth policy year and disappear after the ninth policy year. (See Surrender Charge)

     A charge equal to .70% of the net assets of Separate Account II will be imposed against those assets to compensate Life of Virginia for certain mortality and expense risks incurred in connection with the Policy. (See Charges Against Separate Account II.)

     Finally, the value of the net assets of Separate Account II will also reflect the investment advisory fee and other expenses incurred by the Funds.


Distribution of the Policy

     The Policy will be distributed by registered representatives of Capital Brokerage Corporation, which acts as the principal underwriter of the Policy. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. The Policy will also be distributed through other registered broker-dealers that have entered into written sales agreements with the principal underwriter.


Tax Treatment

     Cash value under a Policy should be subject to the same federal income tax treatment as cash value in a conventional fixed benefit policy. Under existing tax law, the Policyowner is not deemed to be in constructive receipt of cash values under a Policy until actual surrender. A change of Owners or a partial or total surrender may have tax consequences depending upon the particular circumstances.

     Like death benefits payable under conventional life insurance policies, Life Insurance Proceeds payable under a Policy should be excludable from the gross income of the Beneficiary. As a result, the Beneficiary will not be taxed on these proceeds. (See Federal Tax Matters.)

     Certain policies may be treated as Modified Endowment Contracts depending on the amount of premium paid in relation to the death benefit. (See Federal Tax Matters.) If the Policy is a Modified Endowment Contract, then certain distributions including policy loans and surrenders may have tax consequences. In addition, prior to age 59 1/2 or death, any income resulting from distributions generally will be subject to a 10% penalty tax.

     For a discussion of additional tax issues and related developments which may affect the tax treatment of the Policy, see "Federal Tax Matters".


Refund Privilege

     The Policyowner is granted a period of time to examine a Policy and return it for refund. The applicable period of time is 10 days after the Policy is received or 45 days after Part I of the application is signed, whichever is later. In certain states the Policyowner may have more than 10 days to return the Policy for a refund. (See Examination of Policy (Refund
Privilege))


Exchange Privilege

     During the first 24 months, the Policyowner may convert this Policy to a permanent fixed benefit policy in accordance with Life of Virginia's procedures. (See Exchange Privilege)


Illustrations of Death Benefits, Cash Values and Surrender Values

     Illustrations in the Appendix show how the Death Benefit, Cash Value, and Surrender Value may vary based on certain rate of return assumptions and how these benefits compare with amounts which would accumulate if premiums were invested to earn interest (after taxes) at 5% compounded annually. Nonetheless, the illustrations are based on the hypothetical investment rates of return and are not guaranteed. They are illustrative only and are not a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated. If the Policy is surrendered in the early policy years, the Surrender Value will be low as compared with premiums accumulated with interest, and consequently, the insurance protection provided will be costly.

     Fund Charges. The fees and expenses for each of the Funds (as a percentage of net assets) for the year ended December 31, 1997 are set forth in the following table. For more information on these fees and expenses, see the prospectuses for the Funds which accompany this prospectus.



                                                          Management
                                                             Fees             Other Expenses
                                                      (after fee waiver   (after reimbursement-   Total Annual
                        Fund                            as applicable)        as applicable)        Expenses
---------------------------------------------------- ------------------- ----------------------- -------------
Janus Aspen Series
 Growth Portfolio ..................................         0.65%                 0.05%              0.70%
 Aggressive Growth Portfolio .......................         0.73%                 0.03%              0.76%
 International Growth Portfolio ....................         0.67%                 0.29%              0.96%
 Worldwide Growth Portfolio ........................         0.66%                 0.08%              0.74%
 Balanced Portfolio ................................         0.76%                 0.07%              0.83%
 Flexible Income Portfolio .........................         0.65%                 0.10%              0.75%
 Capital Appreciation Portfolio ....................         0.23%                 1.03%              1.26%
Variable Insurance Products Fund:*
 Equity-Income Portfolio ...........................         0.50%                 0.08%              0.58%
 Overseas Portfolio ................................         0.75%                 0.17%              0.92%
 Growth Portfolio ..................................         0.60%                 0.09%              0.69%
Variable Insurance Products Fund II:*
 Asset Manager Portfolio ...........................         0.55%                 0.10%              0.65%
 Contrafund Portfolio ..............................         0.60%                 0.11%              0.71%
Variable Insurance Products Fund III:*
 Growth & Income Portfolio .........................         0.49%                 0.21%              0.70%
 Growth Opportunities Portfolio ....................         0.60%                 0.14%              0.74%
GE Investments Funds, Inc.:
 S&P 500 Index Fund ................................         0.34%                 0.12%              0.46%
 Money Market Fund .................................         0.20%                 0.12%              0.32%
 Total Return Fund .................................         0.50%                 0.15%              0.65%
 International Equity Fund .........................         0.98%                 0.36%              1.34%
 Real Estate Securities Fund .......................         0.83%                 0.12%              0.95%
 Global Income Fund ................................         0.40%                 0.17%              0.57%
 Value Equity Fund .................................         0.37%                 0.09%              0.46%
 Income Fund .......................................         0.42%                 0.17%              0.59%
 U.S. Equity Fund ..................................         0.55%                 0.25%              0.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Bond Fund .............................         0.73%                 0.05%              0.78%
 Oppenheimer Aggressive Growth Fund ................         0.71%                 0.02%              0.73%
 Oppenheimer Growth Fund ...........................         0.73%                 0.02%              0.75%
 Oppenheimer High Income Fund ......................         0.75%                 0.07%              0.82%
 Oppenheimer Multiple Strategies Fund ..............         0.72%                 0.03%              0.75%
Federated Insurance Series:
 Federated American Leaders Fund II ................         0.66%                 0.19%              0.85%
 Federated Utility Fund II .........................         0.48%                 0.37%              0.85%
 Federated High Income Bond Fund II ................         0.51%                 0.29%              0.80%
The Alger American Fund:
 Alger American Growth Portfolio ...................         0.75%                 0.04%              0.79%
 Alger American Small Capitalization Portfolio .....         0.85%                 0.04%              0.89%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio ..........................         0.00%                 1.20%              1.20%
 PBHG Large Cap Growth Portfolio ...................         0.00%                 1.10%              1.10%
Goldman Sachs Variable Insurance Trust Fund:
 Goldman Sachs Growth and Income Fund ..............         0.75%                 0.15%              0.90%
 Goldman Sachs Mid Cap Equity Fund .................         0.80%                 0.15%              0.95%


     *The fees and expenses reported for Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III are prior to any fee waiver and/or reimbursement as applicable.

     The purpose of these tables is to assist the Owner in understanding the various costs and expenses that an Owner will bear, directly and indirectly. Except as noted below, the Tables reflect charges and expenses of the Account as well as the underlying Funds for the most recent fiscal year. For more information on the charges described in these Tables see Charges and Deductions and the Prospectuses for the underlying Funds which accompany this Prospectus.


     The expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Oppenheimer Variable Account Funds, Janus Aspen Series, Federated Insurance Series, The Alger American Fund, PBHG Insurance Series Fund, Inc., Goldman Sachs Variable Insurance Trust and their investment advisers are not affiliated with Life of Virginia. While Life of Virginia has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Life of Virginia has not independently verified such information. The annual expenses listed for all the Funds are net of certain reimbursements by the Funds' investment advisers. Life of Virginia cannot guarantee that the reimbursements will continue.

     Absent reimbursements, the total annual expenses of the portfolios of the Janus Aspen Series during 1997 would have been .78% for Growth Portfolio, .78% for Aggressive Growth Portfolio, 1.08% for International Growth Portfolio, .81% for Worldwide Growth Portfolio, .83% for Balanced Portfolio and 2.19% for Capital Appreciation Portfolio.

     With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund during 1997 would have been .57% for VIP Equity-Income Portfolio, .90% for VIP Overseas Portfolio and .67% for VIP Growth
Portfolio.

     With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund II during 1997 would have been .64% for VIP II Asset Manager Portfolio and .68% for VIP II Contrafund Portfolio.

     With reimbursements, the total annual expenses of the portfolios of the Variable Insurance Products Fund III during 1997 would have been .73% for VIP III Growth Opportunities Portfolio.

     GE Investment Management Incorporated currently serves as investment adviser to GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.). Prior to May 1, 1997, Aon Advisors, Inc. served as investment adviser to this Fund and had agreed to reimburse the Fund for certain expenses of each of the Fund's portfolios. Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of GE Investments Funds, Inc. during 1997 would have been .46% for S&P 500 Index Fund, .48% for Money Market Fund, .65% for Total Return Fund, 1.43% for International Equity, .96% for Real Estate Fund, .57% for Global Income Fund, .46% for Value Equity Fund, .76% for Income Fund and .86% for U.S. Equity Fund.

     Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the Federated Insurance Series during 1997 would have been
 .94% for Federated American Leaders Fund II, 1.12% for Federated Utility Fund II, and .89% for Federated High Income Bond Fund II.

     Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of PBHG Insurance Series Funds, Inc. during 1997 would have been 4.38% for Growth II Portfolio and 5.21% for Large Cap Growth Portfolio.

     Absent reimbursements, the total annual expenses of the portfolios of Goldman Sachs Variable Insurance Trust would have been 1.51% for Growth and Income Fund and 1.33% for Mid Cap Equity Fund.


Other Policies

     We offer other variable life insurance policies which also invest in the same portfolios of the Funds. These Policies may have different charges that could affect the value of the Investment Subdivisions and may offer different benefits more suitable to your needs. To obtain more information about these policies, contact your agent, or call (800) 352-9910.


                   LIFE OF VIRGINIA AND SEPARATE ACCOUNT II

The Life Insurance Company of Virginia


     Life of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation ("GE Capital Assurance"). The remaining 20% is owned by GE Financial Assurance Holdings, Inc. GE Capital Assurance and GE Financial Assurance Holdings, Inc. are indirectly wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company and is a wholly-owned subsidiary of General Electric Company. Life of Virginia is principally engaged in the offering of life insurance and annuity policies and ranks among the 25 largest stock life insurance companies in the United States in terms of business in force. The Company is admitted to do business in 49 states and the District of Columbia. The principal offices of Life of Virginia are at 6610 West Broad Street, Richmond, Virginia 23230.


IMSA Disclosure

     Life of Virginia is a member of the Insurance Marketplace Standards Association (IMSA). Life of Virginia may use the IMSA membership logo and language in its advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold like insurance and annuities


General Electric Company

     General Electric Company ("GE") is a New York corporation founded more than 100 years ago by Thomas Edison. GE is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large-sized electric power generation equipment. Its subsidiary, GE Capital, is a diversified financial services company with subsidiaries engaged in commercial and industrial specialized, mid-market and indirect consumer financing businesses. The GE family of companies includes numerous insurance companies, including GE Capital Assurance, Great Northern Insured Annuity Corporation, GE Capital Life Assurance Company of New York, Life of Virginia, First Colony Life Insurance Company, Federal Home Life Insurance Company, The Harvest Life Insurance Company, Union Fidelity Life Insurance Company and others.


     The GE family of companies also includes Capital Brokerage Corporation (a broker/dealer registered with the Securities and Exchange Commission) which acts as principal underwriter for the Policies.


Separate Account II

     Separate Account II was established by Life of Virginia as a separate investment account on August 21, 1986. Separate Account II currently has thirty-seven Investment Subdivisions available for allocation under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of one of the ten Funds described below. After the Initial Investment Period, net premiums are allocated in accordance with the instructions of the Policyowner among up to seven of the thirty-seven Investment Subdivisions available under this Policy.

     The assets of Separate Account II are the property of Life of Virginia. Nonetheless, the assets in Separate Account II attributable to the Policies are not chargeable with liabilities arising out of any other business which Life of Virginia may conduct. The assets of Separate Account II shall, however, be available to cover the liabilities of Life of Virginia's General Account to the extent that the assets of Separate Account II exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Separate Account II are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business Life of Virginia may conduct.

     Separate Account II has been registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the Commission does not involve supervision of the management or investment practices or policies of Separate Account II by the Commission.


Addition, Deletion or Substitution of Investments

     Life of Virginia reserves the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares of the Fund portfolios that are held by Separate Account II or that Separate Account II may purchase. If the shares of a portfolio are no longer available for investment or if in its judgment further investment in any portfolio should become inappropriate in view of the purposes of Separate Account II, Life of Virginia reserves the right to eliminate the shares of any of the portfolios of the Funds and to substitute shares of another portfolio of the Funds or of another open-end, registered investment company. Life of Virginia will not substitute any shares attributable to a Policyowner's cash value in Separate Account II without notice and prior approval of the Commission, to the extent required by the 1940 Act or other applicable law. Nothing contained herein shall prevent Separate Account II from purchasing other securities for other series or classes of policies or from permitting a conversion between portfolios or classes of policies on the basis of requests made by policyowners.

     Life of Virginia also reserves the right to establish additional Investment Subdivisions of Separate Account II, each of which would invest in a separate portfolio of the Funds, or in shares of another investment company, with a specified investment objective. New Investment Subdivisions may be established if, in the sole discretion of Life of Virginia, marketing, tax or investment conditions warrant, and any new Investment Subdivisions may be made available to existing Policyowners on a basis to be determined by Life of Virginia. One or more Investment Subdivisions may also be eliminated if, in the sole discretion of Life of Virginia, marketing, tax, or investment conditions warrant.

     In the event of any such substitution or change, Life of Virginia may, by appropriate endorsement, make such changes in these and other policies as may be necessary or appropriate to reflect such substitution or change. If deemed by Life of Virginia to be in the best interests of persons having voting rights under the Policy, Separate Account II may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with other Life of Virginia separate accounts. To the extent permitted by applicable law, Life of Virginia may also transfer the assets of Separate Account II associated with the Policies to another separate account. In addition, Life of Virginia may, when permitted by law, restrict or eliminate any voting rights of Policyowners or other persons who have voting rights as to Separate Account II.

     The Policyowner will be notified of any material change in the investment policy of any portfolio in which the Owner has an interest. If the Policyowner objects to the change, the Policy may be exchanged for a fixed benefit policy. In addition, the Policyowner may exercise the right to surrender the Policy, in whole or in part. (See Surrender Privileges.) If the Policyowner chooses to exchange the Policy, no evidence of insurability will be required. The new policy will be subject to normal exchange rules and other conditions determined by Life of Virginia. The exchange must be made within 60 days after the change in investment policy becomes effective. Life of Virginia will notify Policyowners of the options available and procedures to follow if any material change occurs.


THE FUNDS


     Separate Account II currently invests in ten mutual funds. Each of the Funds currently available under the Policy is a registered open-end, diversified investment company of the series-type.


     Each Investment Subdivision invests exclusively in a designated investment portfolio of one of the Funds. The assets of each such portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios.

     Each of the Funds sells its shares to Separate Account II in accordance with the terms of a participation agreement between the Fund and Life of Virginia. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Life of Virginia and a Fund terminate, the Account will not be able to purchase additional shares of that Fund. In that event, Policyowners will no longer be able to allocate Account Values or Premium Payments to Investment Subdivisions investing in portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to Separate Account II despite the fact that the participation agreement between the Fund and Life of Virginia has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Life of Virginia, Life of Virginia will be unable to honor Policyowner requests to allocate their account values or premium payments to Investment Subdivisions investing in shares of that Fund or portfolio.

     Certain Investment Subdivisions invest in portfolios that have similar investment objectives and/or policies; therefore, before choosing Investment Subdivisions, carefully read the individual prospectuses for the Funds, along with this prospectus.

Janus Aspen Series

     The Janus Aspen Series has seven portfolios that are available under this
Policy: Growth Portfolio, Aggressive Growth Portfolio, Worldwide Growth Portfolio, International Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, and Capital Appreciation Portfolio.

     Growth Portfolio has the investment objective of long-term capital growth in a manner consistent with the preservation of capital. The Growth Portfolio is a diversified portfolio that pursues its objective by investing in common stocks of companies of any size. Generally, this portfolio emphasizes larger, more established issuers.

     Aggressive Growth Portfolio has the investment objective of long-term growth of capital. The Aggressive Growth Portfolio is a non-diversified portfolio that will seek to achieve its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies.

     Worldwide Growth Portfolio has the investment objective of long-term growth of capital in a manner consistent with the preservation of capital. The Worldwide Growth Portfolio will seek to achieve its objective by investing in a diversified portfolio of common stocks of foreign and domestic issuers of all sizes. The portfolio normally invests in issuers from at least five different countries including the United States.

     International Growth Portfolio has the investment objective of long-term growth of capital. The International Growth Portfolio will seek to achieve its objective primarily through investments in common stocks of issuers located outside the United States. The portfolio normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States.

     Balanced Portfolio has the investment objective of seeking long-term growth of capital, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential.

     Flexible Income Portfolio has the investment objective of seeking to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of income and capital appreciation. The portfolio pursues its objective primarily by investing in any type of income-producing securities. This portfolio may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for Janus Aspen Series, which should be read carefully before investing.

     Capital Appreciation Portfolio has the investment objective of seeking long-term growth of capital by investing primarily in common stocks of companies of any size.

     Janus Capital Corporation serves as investment adviser to Janus Aspen
Series.


Variable Insurance Products Fund

     Variable Insurance Products Fund has three portfolios that are available under this Policy: VIP Equity-Income Portfolio, VIP Overseas Portfolio, and VIP Growth Portfolio.

     VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the portfolio will also consider the potential for capital appreciation. The portfolio's goal is to achieve a yield, which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

     VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities. The portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

     VIP Growth Portfolio seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund.


Variable Insurance Products Fund II

     Variable Insurance Products Fund II has two portfolios that are available under this Policy: VIP II Asset Manager Portfolio and VIP II Contrafund Portfolio.

     VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

     VIP II Contrafund Portfolio seeks capital appreciation by investing mainly in equity securities of companies believed to be undervalued or out-of-favor.

     Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund II.


Variable Insurance Products Fund III

     Variable Insurance Products Fund III has two portfolios that are available under this Policy: VIP III Growth & Income Portfolio and VIP III Growth Opportunities Portfolio.

     VIP III Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III Growth Opportunities Portfolio seeks capital growth by investing primarily in common stock and securities convertible to common stock.

     Fidelity Management & Research Company serves as investment adviser to Variable Insurance Products Fund III.


GE Investments Funds, Inc.


     GE Investments Funds, Inc. (GE Investments Funds) has nine portfolios that are available under this Policy: S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund, and U.S. Equity Fund. The U.S. Equity Fund is not available in California at this time.


     S&P 500 Index Fund1 has the investment objective of providing capital appreciation and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Price Index, through investment in common stocks traded on the New York Stock Exchange and the American Stock Exchange, to a limited extent, in the over-the-counter markets.

     Money Market Fund has the investment objective of providing the highest level of current income as is consistent with high liquidity and safety of principal by investing in high quality money market securities.

     Total Return Fund has the investment objective of providing the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk by investing in common stocks, bonds and money market instruments, the proportion of each being continuously determined by the investment adviser.

     International Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve its objective by investing primarily in equity and equity-related securities of companies that are organized outside of the U.S. or whose securities are principally traded outside of the U.S.

     Real Estate Securities Fund has the investment objective of providing maximum total return through current income and capital appreciation. The portfolio seeks to achieve its objective by investing primarily in securities of U.S. issuers that are principally engaged in or related to the real estate industry including those that own significant real estate assets. The portfolio will not invest directly in real estate.

     Global Income Fund has the investment objective of high total return, emphasizing current income and, to a lesser extent, capital appreciation. The portfolio seeks to achieve these objectives by investing primarily in income-bearing debt securities and other income-bearing instruments of U.S. and foreign issuers.

     Value Equity Fund has the investment objective of providing long-term capital appreciation. The portfolio seeks to achieve this objective by investing primarily in common stock and other equity securities that are undervalued by the market and offer above-average capital appreciation potential.


---------
     1"Standard & Poor's," "S&P," and S&P "500" are trademarks of Mc-Graw Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

     Income Fund has the investment objective or providing maximum income consistent with prudent investment management and preservation of capital by investing primarily in income-bearing debt securities and other income bearing instruments.


     U.S. Equity Fund has the investment objective of proving long-term growth of capital by investing primarily in equity securities of U.S. companies.


     GE Investment Management Incorporated serves as investment adviser to GE Investments Funds.


Oppenheimer Variable Account Funds

     Oppenheimer Variable Account Funds has five portfolios that are available under this Policy: Oppenheimer High Income Fund, Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, and Oppenheimer Multiple Strategies Fund.

     Oppenheimer High Income Fund seeks a high level of current income from investment in high yield fixed income securities, including unrated securities or high risk securities in the lower rating categories. These securities may be considered to be speculative. This Fund may have substantial holdings of lower-rated debt securities or "junk" bonds. The risks of investing in junk bonds are described in the prospectus for the Oppenheimer Variable Account Funds, which should be read carefully before investing.

     Oppenheimer Bond Fund primarily seeks a high level of current income. Secondarily, this Fund seeks capital growth when consistent with its primary objective. Bond Fund will, under normal market conditions, invest at least 65% of its total assets in investment grade debt securities.


     Oppenheimer Aggressive Growth Fund seeks to achieve capital appreciation by investing in "growth-type" companies. Prior to May, 1998, this fund was know as Oppenheimer Capital Appreciation Fund.


     Oppenheimer Growth Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

     Oppenheimer Multiple Strategies Fund seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

     OppenheimerFunds, Inc. serves as investment adviser to Oppenheimer Variable Accounts Funds.


Federated Insurance Series

     The Federated Insurance Series has three portfolios that are available under this Policy: Federated Utility Fund II, Federated High Income Bond Fund II, and Federated American Leaders Fund II.

     Federated Utility Fund II has the investment objective of high current income and moderate capital appreciation. The Federated Utility Fund II will seek to achieve its objective by investing primarily in equity and debt securities of utility companies.

     Federated High Income Bond Fund II has the investment objective of high current income. The Federated High Income Bond Fund II will seek to achieve its objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations, commonly referred to as "junk bonds". The risks of these securities are described in the prospectus for the Federated Insurance Series, which should be read carefully before investing.

     Federated American Leaders Fund II has the primary investment objective of long-term growth of capital, and a secondary objective of providing income. The Federated American Leaders Fund II will seek to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue chip" companies.

     Federated Advisers serves as investment adviser to Federated Insurance Series.


The Alger American Fund

     The Alger American Fund has two portfolios that are available under this
Policy: Alger American Growth Portfolio and Alger American Small Capitalization Portfolio.

     Alger American Growth Portfolio has the investment objective of long-term capital appreciation. Except during temporary defensive periods, this portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have a total market capitalization of $1 billion or greater.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation. Except during temporary defensive periods, the portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks. The portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside this combined range and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

     Fred Alger Management, Inc. serves as the investment manager to The Alger American Fund.


PBHG Insurance Series Fund, Inc.

     PBHG Insurance Series Fund, Inc. (PBHG Insurance Series Fund) has two portfolios that are available under this Policy: Growth II Portfolio and Large Cap Growth Portfolio.

     PBHG Growth II Portfolio seeks capital appreciation by investing at least 65% of its total assets in the equity securities of small and medium sized growth companies (market capitalization of up to $4 billion) that, in the Adviser's opinion, have an outlook for strong earnings growth and the potential for significant capital appreciation.

     PBHG Large Cap Growth Portfolio seeks long-term growth of capital by investing primarily in the equity securities of large capitalization companies (market capitalization of greater than $1 billion) that, in the Adviser's opinion, have an outlook for strong growth in earnings and potential for capital appreciation.

     Pilgrim Baxter & Associates, Ltd. serves as the investment adviser to PBHG Insurance Series Fund, Inc.


Goldman Sachs Variable Insurance Trust

     Goldman Sachs Variable Insurance Trust has two portfolios that are available under this Policy: Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund.

     Goldman Sachs Growth and Income Fund and Goldman Sachs Mid Cap Equity Fund are not available in California at this time.

     Goldman Sachs Growth and Income Fund seeks long-term capital growth and growth of income, primarily through equity securities that, in the management team's view, offer favorable capital appreciation and/or dividend-paying ability.

     Goldman Sachs Mid Cap Equity Fund seeks long-term capital appreciation, primarily through equity securities of companies with public stock market capitalization between $500 million and $10 billion at the time of investment.

     Goldman Sachs Asset Management serves as investment adviser to Goldman Sachs Variable Insurance Trust.


              THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND
                POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     Life of Virginia currently is compensated by an affiliate(s) of each of the Funds based upon an annual percentage of the average assets held in the Fund by Life of Virginia. These percentage amounts, which vary by Fund, are intended to reflect administrative and other services provided by Life of Virginia to the Fund and/or affiliate(s).

     More detailed information concerning the investment objectives and policies of the Funds and the investment advisory services and charges can be found in the current prospectuses for the Funds which accompany or precede this Prospectus. A prospectus for each Fund can be obtained by writing or calling Life of Virginia's Home Office. The prospectus for each Fund should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Investment Subdivisions of Separate Account II.



Resolving Material Conflicts

     The Funds are used as investment vehicles for variable life insurance and variable annuity policies issued by Life of Virginia. In addition, all of the Funds other than the GE Investments Funds, are available to separate accounts of insurance companies other than Life of Virginia offering variable annuity and variable life products. As a result, there is a possibility that a material conflict may arise between the interests of Policyowners owning Policies whose cash values are allocated to Separate Account II and of Policyowners owning policies whose cash values are allocated to one or more other separate accounts investing in any one of the Funds.

     In addition, Janus Aspen Series, GE Investments Funds, The Alger American Fund and Goldman Sachs Variable Insurance Trust may sell shares to certain retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Policyowners generally or certain classes of Policyowners, and such retirement plans or participants in such retirement plans.

     In the event of a material conflict, Life of Virginia will take any necessary steps, including removing Separate Account II assets from that Fund, to resolve the matter. See the individual Fund Prospectus for greater details.


Termination of Participation Agreements

     The participation agreements pursuant to which the Funds sell their shares to Separate Account II contain varying provisions regarding termination. The following summarizes those provisions:

     Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III. (The "Fund") These agreements provide for termination (1) on one year's advance notice by either party, (2) at Life of Virginia's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at Life of Virginia's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as regulated investment companies under the Internal Revenue Code, (6) at the option of the Fund or its principal underwriter if it determines that Life of Virginia has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of Life of Virginia if the Fund has suffered material adverse changes in its business or financial conditions or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if Life of Virginia decides to make another mutual fund available as a funding vehicle for its policies.

     Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

     Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

     Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days advance written notice to the other parties.

     The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

     PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

     Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

     GE Investments Funds, Inc. has entered into a Stock Sale Agreement with Life of Virginia pursuant to which the Fund sells is shares to Separate Account II.


                                  THE POLICY

     This prospectus describes the basic Commonwealth Three Policy. There may be differences because of requirements of the state where your Policy is issued. Any such differences will be included in your Policy.


Purpose of the Policy

     The Policy is designed to provide the Owner with both lifetime insurance protection and significant flexibility in connection with the amount and frequency of premium payments and the level of life insurance proceeds payable under a Policy. Unlike conventional life insurance, the Policyowner is not required to pay scheduled premiums to keep a Policy in force, but may, subject to certain limitations, vary the frequency and amount of Premium Payments. Moreover, the Policy allows a Policyowner to adjust the level of life insurance proceeds payable under a Policy without having to purchase a new Policy by increasing or decreasing the specified amount. Thus, as insurance needs or financial conditions change, the Policyowner has the flexibility to adjust life insurance proceeds and vary premium payments.

     The Policy varies from conventional fixed benefit life insurance in a number of additional respects. Because the life insurance proceeds may, and the cash value will, vary with the investment experience of the chosen Investment Subdivisions of Separate Account II, the Policyowner bears the investment risk of any depreciation in value, but reaps the benefit of any appreciation in value, of the underlying assets. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Investment Subdivision of Separate Account II. The failure to pay a planned periodic premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if planned periodic premiums have been paid, depending upon the investment experience of Separate Account II.


Purchasing a Policy

     To purchase a Policy, a completed application must be sent to Life of Virginia at its Home Office at 6610 W. Broad Street, Richmond, Virginia 23230. Life of Virginia generally will not issue Policies to insure persons older than age 75. Nonsmoker rates are only available to Insureds age 21 and over. The minimum specified amount for a Policy is $50,000; however, Life of Virginia reserves the right to increase or decrease this amount for a class of Policies issued after some future date. Acceptance is subject to Life of Virginia's underwriting rules and Life of Virginia may, at its sole discretion, reject any application or premium for any lawful reason and in a manner that does not unfairly discriminate against similarly-situated purchasers.

     If the full first premium is not paid with the application, insurance will become effective on the Effective Date, which is the date that premium is paid and the Policy is delivered while all persons proposed for insurance are insurable. If the full first premium is paid and a conditional receipt is given to the applicant, then, subject to a maximum limitation, insurance as provided by the terms and conditions of the Policy applied for will become effective on the Effective Date specified by the conditional receipt, provided the insured is found to be, on the Effective Date, insurable at standard premium rates for the plan and amount of insurance requested in the application. The Effective Date specified by the conditional receipt is the latest of (i) the date of completion of the application, (ii) the date of completion of all medical exams and tests required by Life of Virginia, and (iii) the policy date requested by the applicant when that date is later than the date the application is completed.


Premiums

     Premiums must be paid to Life of Virginia at its Home Office. Net premiums are premiums multiplied by the Net Premium Factor (See Charges and Deduction).

     The initial premium will be allocated to the Investment Subdivision investing in the Money Market Fund of GE Investments Funds on the Effective Date. Once allocated, the policy's cash value will remain there until the end of the Initial Investment Period. The Initial Investment Period ends either on the date the Home Office receives a form satisfactory to Life of Virginia and signed by the Policyowner, indicating that the Policyowner has received and accepted the Policy, or if the Policy is not accepted when all amounts due are refunded. For premiums received after the Policy is approved for issue, but before the end of the Initial Investment Period, the net premiums will also be placed in the Investment Subdivision that invests exclusively in the Money Market Fund of the GE Investments Funds at the end of the valuation period during which they were received until the end of the Initial Investment Period.


     At the end of the Initial Investment Period, cash value at that time and the net premiums subsequently received will be allocated among the Investment Subdivisions of Separate Account II in accordance with the written instructions of the Policyowner. The Policyowner may allocate premiums totally to one Investment Subdivision of Separate Account II, or partially to any of these Investment Subdivisions; however, at any point in time, the cash value may not be invested in more than seven Investment Subdivisions. Furthermore, the portion of each net premium allocated to any particular Investment Subdivision must be at least 1%. The Policyowner may, by written notice to the Home Office, change the allocation among the Investment Subdivisions of premium payments received on or subsequent to the date of that written notice.

     Premium Payments. The full first premium is due on the policy date. This premium cannot be less than the continuation amount for the first policy month. The continuation amounts for each of the first 120 policy months is set forth in the Policy data pages. The total amount of premiums received by Life of Virginia for a Policy through the end of the Policy's Refund Privilege period may not exceed $100,000. (See Examination of Policy.)

     The Policy Date is assigned each Policy when the policy is issued. The Policy Date will normally be a date between the date the application is signed and the date the Policy is issued; however, the Policy Date may be any other date mutually agreeable to Life of Virginia and the Policyowner. Policy months and years are measured from the Policy Date. If the Policy Date would otherwise fall on the 29th, 30th or 31st day of a month, the Policy Date will be the 28th.

     If a Policy is issued as applied for, insurance coverage under the Policy normally begins on the Policy Date or at the end of the valuation period during which the full first premium is received at the Home Office, whichever is later. If a Policy is issued on a basis other than as applied for the insurance coverage will normally begin on the date the Policy is accepted by the Policyowner or at the end of the valuation period during which the full first premium is received at the Home Office, whichever is later.

     The first premium is the only premium payment required under a Policy, although additional premiums may be necessary to keep the Policy in effect. Each Policyowner may determine a periodic plan, a plan under which a level premium may be paid for a specified period of time on a quarterly, semi-annual or annual basis. Premiums under a periodic plan ("planned periodic premiums") may also be paid monthly if paid by pre-authorized check. The frequency or amount of the planned periodic premium may be changed at any time by the Policyowner by notifying Life of Virginia in writing at its home office.

     Adherence to the periodic plan is not mandatory and the failure to pay planned periodic premiums in accordance with a plan will not of itself cause a Policy to lapse, nor will the payment of planned periodic premiums guarantee that the Policy remains in effect, except that during the first 120 policy months, the Policy will not lapse regardless of investment experience if the Net Total Premium is at least equal to the continuation amount for the number of months that the Policy has been in force. (See Policy Lapse and Reinstatement.)

     If there is no outstanding policy debt, a Policyowner may make unscheduled premium payments of any amount and at any frequency, subject only to the minimum premium requirement and maximum premium limitation set forth in the Policy and described below. Payments made by the Policyowner other than planned periodic premiums will be treated first as payment of any outstanding Policy Debt. The portion of a payment in excess of any outstanding Policy Debt will be treated as an unscheduled premium payment.

     Maximum Premium Limitations. In order to conform to requirements of the Internal Revenue Code of 1986, as amended, Life of Virginia will limit the total amount of premiums, both unscheduled and planned periodic, that may be paid during each policy year. The applicable maximum premium limitation will be set forth in each Policy. Because the maximum premium limitation is in part dependent upon the specified amount for each Policy, changes in the specified amount may affect this limitation. In the event that a premium is paid that exceeds the maximum premium limitation, Life of Virginia will accept only the portion of the premium equal to the maximum premium limitation and return the excess to the Policyowner. Thereafter, no additional premiums will be accepted until allowed by the maximum premium limitation set forth in the Policy. In addition, Life of Virginia will not accept any Commonwealth Three premiums prior to the end of the Refund Privilege period that cause the aggregate premiums paid to date to exceed $100,000.

     Minimum Premium Payment. Premiums paid in connection with a periodic plan generally must be at least $20. If, however, planned periodic premiums are paid monthly by pre-authorized check, the minimum premium payment is $15. For purposes of the minimum premium payment requirements, any payment is deemed a planned periodic premium if it is received within 30 days (before or after) of the scheduled date for a planned periodic premium payment and the percentage difference between the planned premium amount and the actual payment amount is not more than 10%. All other premiums will be deemed unscheduled premiums. Under Life of Virginia's current administrative rules, all unscheduled premium payments must be at least $250 except where state regulation specifies a smaller amount.


Policy Lapse and Reinstatement

     Lapse. Unlike conventional life insurance policies, the failure to make a planned periodic premium payment will not itself cause a Policy to lapse. Lapse will only occur when the surrender value is insufficient to cover the monthly deduction and the grace period expires without a sufficient payment. Insurance coverage will continue during the grace period, but the Policy will be deemed to have no cash value for purposes of policy loans and surrenders. The Life Insurance Proceeds payable during the grace period will equal the amount of the death benefit in effect immediately prior to the commencement of the grace period. These proceeds will be reduced by any outstanding loan balance and any due and unpaid deferred sales charges and monthly deductions.

     If the surrender value is insufficient to cover the monthly deduction (See Charges and Deductions -- Monthly Deduction), the Policyowner must, during the grace period, make a payment which, when multiplied by the Net Premium Factor, is at least equal to any excess Policy Debt and any due and unpaid monthly deductions. A grace period of 61 days will begin on the date Life of Virginia sends a notice of any insufficiency to the Policyowner. Excess Policy Debt is the amount by which policy debt exceeds cash value less any applicable surrender charges. (See Loan Benefits -- Policy Debt.) Failure to make a sufficient payment during the grace period will cause a Policy to lapse and terminate without value. So long as there is outstanding Policy Debt, that portion of any payment received during the grace period that exceeds the amount necessary to keep the Policy in force will be treated as a repayment of Policy Debt. A lapse of the Policy may result in adverse tax consequences. (See Federal Tax Matters.)

     Notwithstanding the above, the Policy will not lapse during the first ten policy years if the Net Total Premium is at least equal to the continuation amount for the number of months that the policy has been in force. The Net Total Premium is the total of all premiums paid to that date less any outstanding Policy Debt and less any partial surrenders to date where both Policy Debt and partial surrenders are divided by the Net Premium factor of 92.5%. (See Charges and Deductions, Deductions from Premiums). The continuation amounts for each of the first 120 policy months are shown in the Policy data pages. There are no continuation amounts after the 120th policy month.

     Reinstatement. Prior to the Maturity Date, a Policy may be reinstated any time within 3 years after the date of lapse by submitting to Life of Virginia evidence satisfactory to the Company that the Insured is insurable. In addition, a premium must be paid, as described below. Life of Virginia will, however, accept a premium larger than this amount. The Policy will be reinstated on the date the reinstatement is approved. Any Policy Debt which existed at the end of the grace period will be reinstated if not paid. Life of Virginia will not reinstate a Policy surrendered for its cash value.

     If the Policy terminates and is reinstated, a premium must be paid which equals (1) the minimum premium to keep the Policy in force from the first day of the grace period to the date of reinstatement, plus (2) an amount sufficient to keep the Policy in effect for two months after the date of reinstatement, minus (3) the sum of monthly deductions that would have been made during the period between termination and reinstatement, divided by the Net Premium Factor. On the date of reinstatement, the cash value will equal (a) the cash value on the first day of the grace period, plus (b) the premium paid to reinstate multiplied by the Net Premium Factor minus (c) the total of any deferred sales charge deductions which would have been made if the Policy had remained continuously in effect, minus (d) any decrease in the contingent deferred underwriting charge from the first day of the grace period to the date of reinstatement.

     On the date of reinstatement, the cash value less any outstanding Policy Debt will be allocated to the Investment Subdivisions of Separate Account II. Unless instructions are received from the Policyowner to the contrary, the cash value will be allocated in the same manner as net premiums.

     If the Policy is reinstated, the surrender charge will be as though this Policy had been in effect continuously from its original Policy Date.


Examination of Policy (Refund Privilege)

     The Policyowner may examine the Policy and return it for refund within 10 days after it is received or within 45 days after Part I of the application is signed, whichever is later. The amount of refund will depend on the state in which the Policy is issued. If authorized by state law, the amount of refund will equal the sum of all charges deducted from premiums paid, plus the advisory fee deducted from the Funds attributable to the Policy, plus the net premiums allocated to Separate Account II adjusted by investment gains and losses. Otherwise, the amount of the refund will equal the gross premiums paid. In certain states the Policyowner may have more than 10 days to return the policy for a refund. A Policyowner wanting a refund should return the Policy to either Life of Virginia at its Home Office or to the registered agent who sold it.


Exchange Privilege

     During the first 24 months, the Policyowner may convert this Policy to a permanent fixed benefit policy. The Policyowner may elect either the same death benefit or the same net amount at risk as the existing policy at the time of conversion. Premiums will be based on the same issue age and risk classification of the Insured as the existing Policy. The conversion will be subject to an equitable adjustment in payments and cash values to reflect variances, if any, in the payments and cash values under the existing Policy and the new policy.


                                POLICY BENEFITS

     While a Policy is in effect, it provides for certain benefits prior to the maturity date. Subject to certain limitations, the Policyowner may at any time obtain cash value by completely or partially surrendering the Policy. (See Surrender Privileges.)

In addition, the Policyowner has certain policy loan privileges under the Policy. (See Loan Benefits.) The Policy also provides for the payment of Life Insurance Proceeds upon the death of the Insured under one of the two benefit options selected by the Policyowner (see Life Insurance Proceeds), and benefits upon the maturity of a Policy. (See Benefits at Maturity.)


Cash Value Benefits

     Surrender Privileges. As long as a Policy is in effect, a Policyowner may surrender the Policy in whole or in part at any time by sending a written request in a form acceptable to Life of Virginia along with the Policy to Life of Virginia at its Home Office. Surrender may be made at any time with the exception of certain partial surrenders during the first policy year. (See Partial Surrenders.)

     Complete Surrenders. The amount payable on complete surrender of the Policy is the surrender value at the end of the valuation period during which the request is received. The surrender value may be paid in a lump sum or under one of the optional payment plans specified in the Policy. (See Optional Payment Plans.)

     Partial Surrenders. A Policyowner may obtain a portion of the Policy's cash value upon partial surrender of the Policy. A partial surrender must be at least $500 and cannot exceed the lesser of (1) the surrender value less $500 or
(2) the maximum loan amount less outstanding Policy Debt. If Option B is in effect, no partial surrender may occur during the first policy year. A charge equal to the lesser of $25 or 2% of the amount requested will be deducted from the cash value upon a partial surrender. (See Charges and Deductions.)

     The partial surrender will be allocated among the Investment Subdivisions in accordance with the written instructions of the Policyowner. If no such instructions are received with the request for partial surrender, the partial surrender will be allocated among the Investment Subdivisions in the same proportion that the cash value in each Investment Subdivision bears to the cash value in all Investment Subdivisions on the date the request is received at the Home Office.

     Partial surrenders will affect both the Policy's cash value and the Life Insurance Proceeds payable under the Policy. The Policy's cash value will be reduced by the amount of the partial surrender. If the Life Insurance Proceeds payable under either benefit option both before and after the partial surrender are the cash value multiplied by the corridor percentage set forth in the Policy, a partial surrender will result in a reduction in Life Insurance Proceeds equal to the amount of the partial surrender, multiplied by the corridor percentage then in effect. If the Life Insurance Proceeds are not so affected by the corridor percentage the reduction in Life Insurance Proceeds will be equal to the partial surrender. (See Life Insurance Proceeds --
Benefit Options.)

     The specified amount remaining in force after a partial surrender may not be less than the minimum specified amount for the Policy established when it was issued. As a result, Life of Virginia will not accomplish any partial surrender that would reduce the specified amount below this minimum. If increases in the specified amount previously have occurred, a partial surrender will first reduce the specified amount of the most recent increase, then the next most recent increases successively, then the coverage under the original application. Thus, a partial surrender may affect the way in which the cost of insurance charge is calculated. (See Monthly Deduction -- Cost of Insurance Charge.)

     Surrenders and partial surrenders may have federal tax consequences. (See Federal Tax Matters.)

     Surrender Value. The Surrender Value equals the cash value less any outstanding Policy Debt and less any applicable surrender charges (See Charges and Deductions -- Surrender Charge). Surrender Value will be determined at the end of the Valuation Period during which the request for a surrender is received. Proceeds will generally be paid within seven days of receipt of a request for a surrender. Postponement of payments may occur in certain circumstances. (See Postponement of Payment.)

     Calculation of Cash Value. The Policy provides for the accumulation of cash value. Cash value will be determined on a daily basis. A Policy's cash value will reflect a number of factors, including net premiums paid, partial surrenders, policy loans, charges assessed in connection with the Policy and the investment performance of the Investment Subdivisions of Separate Account II to which the cash value is allocated. There is no guaranteed minimum cash value. The cash value of a Policy is equal to (1) the cash value in Separate Account II, plus (2) any cash value held in the general account to secure Policy Debt.

     On the later of the Policy Date or at the end of the Valuation Period during which the first premium is received, the cash value in each Investment Subdivision is the portion of the net premium which has been allocated to the Investment Subdivision, less the portion of any due and unpaid monthly deductions allocated to the cash value in that Investment Subdivision plus the Policy's share of investment gains and losses in that Investment Subdivision. At the end of each Valuation Period thereafter, the cash value in each Investment Subdivision of Separate Account II is (1) plus (2) plus (3) minus (4) minus (5), where:

   (1) is the cash value allocated to the Investment Subdivision at the end of the preceding Valuation Period, multiplied by the Investment Subdivision's Net Investment Factor for the current period;

   (2) is net premium payments (premiums multiplied by the Net Premium Factor) received during the current Valuation Period and which are allocated to the Investment Subdivision;

   (3) is any other amount transferred into the Investment Subdivision during the current Valuation Period;

   (4) is any partial surrender made from the Investment Subdivision during the current Valuation Period; and

   (5) is any cash value transferred out of the Investment Subdivision during the current Valuation Period.

     In addition, whenever a Valuation Period includes the Monthly Anniversary Day, the cash value at the end of such period is reduced by the monthly deduction allocated to the cash value in the Investment Subdivision for that monthly anniversary day. (See Charges and Deductions -- Monthly Deduction.) If the Valuation Period includes the first monthly anniversary day in policy years two through ten, the cash value at the end of such period is reduced by 1/9 of the Deferred Sales Charge allocated to the cash value in the Investment Subdivisions for that monthly anniversary day. (See Charges and Deductions -- Sales Charge.)

     Unit Value. Each Investment Subdivision has a Unit Value. When premiums or other amounts are transferred into an Investment Subdivision, a number of Units are purchased based on the Unit Value of the Investment Subdivision as of the end of the Valuation Period during which the transfer is made. Likewise, when amounts are transferred out of an Investment Subdivision, Units are redeemed in a similar manner.

     For each Investment Subdivision, the Unit Value for the first Valuation Period was $10.00. The Unit Value for each subsequent period is the Net Investment Factor for that period, multiplied by the Unit Value for the immediately preceding period. The Unit Value for a Valuation Period applies for each day in the period.

     Net Investment Factor. The Net Investment Factor measures investment performance of the Investment Subdivisions of Separate Account II during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision for a Valuation Period is (a) divided by (b), minus (c), where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by Life of Virginia as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .0019246% for each day in the Valuation Period. This corresponds to .70% per year of the net assets of that Investment Subdivision for mortality and expense risks.

     The value of the assets in Separate Account II will be taken at their fair market value in accordance with generally accepted accounting principles and applicable laws and regulations.

     How the Period of Coverage under a Policy Can Vary. The period of coverage under a Policy depends upon the cash value. The Policy will remain in force as long as the Surrender Value is sufficient to pay the monthly deduction. (See Charges and Deductions -- Monthly Deduction.) When, however, the Surrender Value is insufficient to pay the monthly deduction and the grace period expires without an adequate payment by the policyowner, the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement -- Lapse.)


Transfers

     After the Initial Investment Period, Policyowners may transfer, up to twelve times each calendar year, amounts among the Investment Subdivisions of Separate Account II that are available at the time of the request, by written request to the Home Office. A transfer that would cause cash value to be in more than seven Investment Subdivisions will not be permitted.

Also, where permitted by state law, Life of Virginia reserves the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which they invest.

     The transfer will be effective as of the end of the Valuation Period during which the request is received at the Home Office. According to the terms of the Policy, the first such transfer in each calendar month is free, subsequent transfers in that year will be assessed a charge of $10.00. Life of Virginia's current practice is to waive this policy limitation and allow one free transfer each calendar month. Subsequent transfers in that month will be assessed a charge of $10.00. However, Life of Virginia reserves the right to enforce the policy limitation of one free transfer per calendar year at any time in the future. The amount of the transfer charge is, once a Policy is issued, guaranteed for the life of the Policy.


Telephone Transfers

     Life of Virginia permits telephone transfers and may be liable for losses resulting from unauthorized or fraudulent telephone transfers if it fails to employ reasonable procedures to confirm that the telephone instructions that it receives are genuine. Therefore, Life of Virginia will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, Life of Virginia may require written authorization before allowing Policyowners to make telephone transfers.

     To request a telephone transfer, Policyowners should call Life of Virginia's Telephone Transfer Line at 800-772-3844. Life of Virginia will record all telephone transfer requests. Transfer requests received prior to the close of the New York Stock Exchange will be executed that Business Day at that day's prices. Requests received after that time will be executed on the next Business Day at that day's prices.


Dollar-Cost Averaging

     Policyowners may elect to have Life of Virginia automatically transfer specified amounts from one of certain designated Investment Subdivisions of Separate Account II to any other subdivision(s) on a monthly or quarterly basis. This privilege is intended to permit Policyowners to utilize "Dollar-Cost Averaging," a long-term investment method that provides for regular investing over a period of time. Life of Virginia makes no representations or guarantees that Dollar-Cost Averaging will result in a profit or protect against loss.

     Policyowners must select Dollar-Cost Averaging on the application or complete a Dollar-Cost Averaging Agreement or call the Telephone Transfer Line at 800-772-3844 in order to begin the Dollar-Cost Averaging program. Currently, the Investment Subdivision designated for the purpose of Dollar-Cost Averaging is the Investment Subdivision that invests in the Money Market Fund of GE Investments Funds. Cash value may also be transferred to the designated Investment Subdivision from other subdivisions within the Separate Account. Any amount allocated or transferred must conform to the minimum percentage requirements. (See Premiums.) Transfers made for the purpose of Dollar-Cost Averaging will count toward the free transfer each calendar month as well as the twelve maximum transfers permitted each calendar year. Transfers made from an Investment Subdivision for the purpose of Dollar-Cost Averaging must be at least $100. (See Transfers.)

     Dollar-Cost Averaging will continue until the entire cash value in the designated Investment Subdivision is depleted. The Policyowner has the option of discontinuing Dollar-Cost Averaging by sending Life of Virginia a written cancellation notice or by calling Life of Virginia Telephone Transfer Line at 800-772-3844. Policyowners may make changes to their Dollar-Cost Averaging program by calling Life of Virginia's Telephone Transfer Line. Also, Life of Virginia reserves the right to discontinue or modify Dollar-Cost Averaging upon 30 days written notice to the Policyowner.


Portfolio Rebalancing

     Owners may elect to have Life of Virginia automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage of Cash Value in each of two or more Investment Subdivisions designated by the Owner. This privilege is intended to permit owners to use "Portfolio Rebalancing," a strategy that maintains over time the Owner's desired allocation percentage in the designated Investment Subdivisions. The percentage of Cash Value in each of the Investment Subdivisions may shift from the Premium Payment allocation percentage due to the performance of the Investment Subdivisions. Life of Virginia makes no representations or guarantees that Portfolio Rebalancing will result in a profit or protect against loss.

     Owners must complete the Portfolio Rebalancing agreement to participate in the Portfolio Rebalancing program. Owners may designate the Investment Subdivisions and specify the rebalancing percentages in the agreement. The specified percentages must be in whole percentages and must be at least 1%. The date that a rebalancing transfer is effected is measured from the

Policy Date, or other date selected at the sole discretion of Life of Virginia, based on the rebalancing frequency chosen by an Owner. Cash Value must be allocated to each of the designated Investment Subdivisions for rebalancing to become effective.

     Portfolio Rebalancing is offered free of charge and will continue as long as there is Cash Value in each of the designated Investment Subdivisions. Prior to that time, Owners may discontinue rebalancing by sending Life of Virginia a written cancellation notice. Owners may make changes to their Portfolio Rebalancing program by calling Life of Virginia's Telephone Transfer Line at 800-772-3844. Portfolio Rebalancing transfers are not included for the purpose of determining any transfer charge. Owners should consider the possible effects of electing other automatic programs such as Dollar-Cost Averaging concurrent with Portfolio Rebalancing. Life of Virginia reserves the right to exclude investment subdivisions from Portfolio Rebalancing. Life of Virginia also reserves the right to discontinue Portfolio Rebalancing upon 30 days written notice to the Owner.


Powers of Attorney

     As a general rule and as a convenience to Policyowners, Life of Virginia allows the use of powers of attorney whereby Policyowners give third parties the right to effect cash value transfers on behalf of the Policyowners. However, when the same third party possesses powers of attorney executed by many Policyowners, the result can be simultaneous transfers involving large amounts of cash value. Such transfers can disrupt the orderly management of the mutual funds underlying the variable policy, can result in higher costs to Policyowners, and are generally not compatible with the long-range goals of purchasers of variable policies. Life of Virginia believes that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the funds underlying its policies, and this position is shared by the managements of those mutual funds.

     Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties holding multiple powers of attorney, Life of Virginia may not honor such powers of attorney and has instituted or will institute procedures to assure that the transfer requests that it receives have, in fact, been made by the Policyowners in whose names they are submitted. However, these procedures will not prevent Policyowners from making their own cash value transfer requests.


Loan Benefits

     Policy Loans. So long as a Policy remains in effect, a Policyowner may borrow money from Life of Virginia at any time after the first policy anniversary using the Policy as the only security for the loan. Life of Virginia's claim for repayment of a policy loan has priority over the claims of any assignee or other person. The maximum loan amount is 90% of the cash value at the end of the valuation period during which the loan request is received, less any surrender charges and less any previously outstanding loan.

     Policy loans ordinarily will be paid within seven days after Life of Virginia receives a request for a loan at its home office, although payments may be postponed under certain circumstances. (See Postponement of Payment.) When a policy loan is made, a portion of the Policy's cash value equal to the loan is transferred out of Separate Account II and into Life of Virginia's general account. Cash value equal to any loan interest that is due and unpaid will also be transferred.

     Even though the loan may be repaid in whole or in part at any time while the Insured is living, policy loans will permanently affect the cash value of a Policy and may permanently affect the Life Insurance Proceeds payable. The effect could be favorable or unfavorable depending upon whether the investment performance of the Investment Subdivision(s) from which the cash value was transferred is less than or greater than the interest rate being credited to the cash value in the general account while the loan is outstanding. In comparison to a Policy under which no loan was made, policy values will be lower where such interest rate credited was less than the performance of the Investment Subdivision(s), but will be greater where such interest rate was greater than the performance of the Investment Subdivision(s). In addition, Life Insurance Proceeds will be reduced by the amount of any outstanding Policy Debt.

     When a policy loan is made, a portion of the Policy's cash value sufficient to secure the loan will be transferred out of Separate Account II and into Life of Virginia's general account. Any loan interest that is due and unpaid will also be so transferred. The cash value will be transferred out of the Investment Subdivisions in accordance with the written instruction of the Policyowner. If no such written instruction is received with the loan request, the cash value transferred out will automatically be allocated among the Investment Subdivisions in the same proportion that the cash value in each Investment Subdivision bears to the total cash value in all Investment Subdivisions on the date the loan is made.

     A portion of policy loans taken or existing on or after the preferred loan availability date will be designated as preferred policy debt. Preferred policy debt will be that portion of Policy Debt which equals the surrender value under the Policy less the sum of all premium payments made. Life of Virginia currently intends to credit interest at an annual rate of 6% to that portion of cash value transferred to the general account which is equal to preferred policy debt. An annual rate of 4% is and will be credited to that portion of cash value transferred to the general account which exceeds preferred policy debt. Life of Virginia reserves the right to decrease, at its discretion, the rate of interest credited to the amount of cash value transferred to the general account to an effective annual rate of not less than 4%.

     The Preferred Loan Availability Date is the later of:

     (a) the tenth policy anniversary; and

     (b) May 1, 2003

     Preferred Policy Debt is currently only available to policies issued on or after May 1, 1993, and may not be available in all states.

     Policy loans may have federal tax consequences. (See Federal Tax Matters.) In addition, a policy loan entails the risk that the Policy will lapse if interest credited to the Cash Value in the general account while the loan is outstanding plus earnings on Cash Value in the Investment Subdivisions is insufficient to prevent policy debt from exceeding Cash Value less applicable surrender charges. Adverse tax consequences may result from a lapse if policy debt is outstanding. The risk of lapse due to a policy loan is greater where interest charged on the loan is not paid when due.

     Loan Interest. Life of Virginia will charge interest on any outstanding policy loan. The maximum interest rate on policy loans is 8% per year. Life of Virginia may, in its sole discretion, charge an interest rate lower than 8%. If the loan interest rate is less than 8%, Life of Virginia can increase the rate once each policy year but by not more than 1% per year. With respect to outstanding policy loans, Life of Virginia will send notice of any change to the policyowner and any assignee of record at the Company's home office at least 40 days before the increased rate is made effective for those existing loan amounts. Interest accrues daily and is due and payable at the end of each policy year. If interest is not paid when due, an amount equal to the amount owed will be transferred out of Separate Account II to become part of the policy loan and interest will be charged on that amount. Interest transferred out of Separate Account II will be transferred from each Investment Subdivision in the same proportion that the cash value in that Investment Subdivision bears to the total cash value in all Investment Subdivisions at the time of interest transfer.

     Policy Debt. Policy Debt equals the total of all outstanding policy loans and accrued interest on policy loans. If Policy Debt exceeds cash value less any applicable surrender charges, Life of Virginia will notify the Policyowner. and any assignee of record. A payment at least equal to the excess Policy Debt must be made to Life of Virginia within 61 days from the date notice is sent, otherwise the Policy will lapse and terminate without value. (See Policy Lapse and Reinstatement.) The Policy may, however, later be reinstated.

     Repayment of Policy Debt. Policy Debt may be repaid in whole or in part any time during the Insured's life and before the Maturity Date so long as the Policy is in effect. Any payments made by a Policyowner other than planned periodic premiums will be treated first as the repayment of any outstanding Policy Debt. The portion of a payment in excess of any outstanding Policy Debt will be treated as an unscheduled premium payment. Upon the repayment, the cash value of a Commonwealth Three Policy in the general account securing the repaid portion of the Policy Debt will be transferred to Separate Account II and allocated among the Investment Subdivisions in accordance with the written instructions of the Policyowner. If no written instruction is received with the repayment, the allocation among the Investment Subdivisions will be the same as would be applied to net premiums received at that time.

     Outstanding Policy Debt is subtracted from life insurance proceeds payable at the Insured's death, from cash value upon complete surrender or from the maturity value.


Life Insurance Proceeds

     So long as a Policy remains in force, the Policy provides for the payment of Life Insurance Proceeds upon the death of the Insured. Proceeds will be paid to a named Beneficiary or contingent Beneficiary. One or more Beneficiaries or contingent Beneficiaries may be named. Life Insurance Proceeds may be paid in a lump sum or under an optional payment plan. (See Optional Payment Plans.) Any Life Insurance Proceeds that are paid in one lump sum will include interest from the date of death to the date of payment. Interest will be paid at a rate set by Life of Virginia, or by law if greater. The minimum interest rate which will be paid is 2.5%. Interest will not be paid beyond one year or any longer time set by law. Life insurance proceeds will be reduced by any outstanding Policy Debt and any due and unpaid charges and increased by any benefits added by rider. The proceeds will ordinarily be paid within seven days after Life of Virginia receives due proof of death. Payment may, however, be postponed under certain circumstances. (See Postponement of Payment.)

     Benefit Options. Policyowners designate in the initial application one of two benefit options offered under the Policy. The amount of Life Insurance Proceeds payable under a Policy will depend upon the option in effect at the time of the Insured's death. Under Option A, Life Insurance Proceeds will be based on the larger of the Specified Amount plus the cash value or the cash value multiplied by the corridor percentage. Accordingly, under Option A the Life Insurance Proceeds will always vary as the cash value varies. The cash value and Specified Amount will be determined at the end of the Valuation Period during which the Insured dies. Policyowners who seek to have the favorable investment performance reflected in increased insurance coverage should purchase Option A.

     Under Option B, Life Insurance Proceeds will be based on the larger of the current Specified Amount or the cash value multiplied by the corridor percentage. Accordingly, under Option B the Life Insurance Proceeds will remain level unless the cash value multiplied by the corridor percentage exceeds the current Specified Amount, in which case the amount of insurance proceeds will vary as the cash value varies. Thus, Policyowners who are not seeking to increase the amount of insurance coverage, but wish to have favorable investment performance reflected to the maximum extent in increasing cash values should select Option B.

     The corridor percentage depends upon the attained age of the Insured on the date of death. The corridor percentage for each age is set forth in the table below.



                      Corridor                        Corridor                        Corridor
   Attained Age      Percentage     Attained Age     Percentage     Attained Age     Percentage
-----------------   ------------   --------------   ------------   --------------   -----------
  40 or younger          250%           54              157%            68             117%
        4l              243             55              150             69              116
        42              236             56              146             70              115
        43              229             57              142             71              113
        44              222             58              138             72              111
        45              215             59              134             73              109
        46              209             60              130             74              107
        47              203             61              128             75
        48              197             62              126           through           105
        49              191             63              124             90
        50              185             64              122             91              104
        51              178             65              120             92              103
        52              171             66              119             93              102
        53              164             67              118             94              101

     Illustrations. For both illustrations, assume that the Insured is under the age of 40 and that there is no outstanding policy debt.

     Under Option A, a Policy with a specified amount of $50,000 will generally pay Life Insurance Proceeds of $50,000 plus cash value. Thus, for example, a Policy with a specified amount of $50,000 and cash value of $10,000 will yield Life Insurance Proceeds equal to $60,000 ($50,000 + $10,000); cash value of $20,000 will yield Life Insurance Proceeds of $70,000 ($50,000 + $20,000). The Life Insurance Proceeds cannot, however, be less than 250% (the applicable corridor percentage) of cash value. As a result, if the cash value of the Policy exceeds $33,333, the Life Insurance Proceeds will be greater than the Specified Amount plus cash value. Each additional dollar added to cash value above $33,333 will increase the Life Insurance Proceeds by $2.50. A Policy with a cash value of $40,000 will, therefore, have Life Insurance Proceeds of $100,000 (250% x $40,000); cash value of $100,000 will yield Life Insurance Proceeds of $250,000 (250% x $100,000); and a cash value of $200,000 will yield Life Insurance Proceeds of $500,000 (250% x $200,000).

     Similarly, any time cash value exceeds $33,333, each dollar taken out of cash value will reduce the Life Insurance Proceeds by $2.50. If at any time, however, cash value multiplied by the corridor percentage is less than the Specified Amount plus cash value, then the Life Insurance Proceeds will be the Specified Amount plus cash value.

     Under Option B, a Policy with a Specified Amount of $50,000 will generally pay $50,000 in Life Insurance Proceeds. However, because Life Insurance Proceeds cannot be less than 250% (the applicable corridor percentage) of cash value, any time the cash value of this Policy exceeds $20,000, Life Insurance Proceeds will exceed the $50,000 specified amount. If the cash value equals or exceeds $20,000, each additional dollar added to the cash value will increase the Life Insurance

Proceeds by $2.50. Thus, for a Policy with a Specified Amount of $50,000 and a cash value of $40,000, the beneficiary will be entitled to Life Insurance Proceeds of $100,000 (250% x $40,000); cash value of $60,000 will yield Life Insurance Proceeds of $150,000 (250% x $60,000), and a cash value of $100,000 will yield Life Insurance Proceeds of $250,000 (250% x $100,000). Similarly, so long as cash value exceeds $20,000, each dollar taken out of cash value will reduce the Life Insurance Proceeds by $2.50. If at any time the cash value multiplied by the corridor percentage is less than the Specified Amount, the Life Insurance Proceeds will equal the Specified Amount of the Policy.

     The applicable corridor percentage becomes lower as the Insured's attained age increases. If the attained age of the Insured in the illustration were, for example, 50 (rather than 40), the applicable corridor percentage would be 185%. Under Option A, the Life Insurance Proceeds payable would be the sum of the cash value plus $50,000 unless the cash value exceeded $58,823 (rather than $33,333), and each $1 then added to or taken from the cash value would change the Life Insurance Proceeds by $1.85 (rather than $2.50). Under Option B, the Life Insurance Proceeds payable would not exceed the $50,000 Specified Amount unless the cash value exceeded approximately $27,027 (rather than $20,000), and each $1 then added to or taken from the cash value would change the Life Insurance Proceeds by $1.85 (rather than $2.50).

     Change In Benefit Option. The benefit option in effect may be changed by sending Life of Virginia a written request for change. The effective date of a change will be the monthly anniversary day following receipt of the request. If the benefit option is changed from Option A to Option B, the Specified Amount will be increased by the Policy's cash value on the effective date of the change. If the benefit option is changed from Option B to Option A, the Specified Amount will be decreased by an amount equal to the Policy's cash value on the effective date of the change. A change in the benefit option may not be made if it would result in a Specified Amount which is less than the minimum Specified Amount for the Policy when issued. A change in benefit option will affect the cost of insurance charges. (See Charges and Deductions.)

     Change in Existing Coverage. After a Policy has been in effect for one year, a Policyowner may adjust the existing insurance coverage by increasing or decreasing the Specified Amount. To make a change, the Policyowner must send a written request and the Policy to Life of Virginia at its home office. Any change in the Specified Amount may affect the cost of insurance rate and the net amount at risk, both of which will affect a Policyowner's cost of insurance charge. (See Charges and Deductions.) In addition, any change in the Specified Amount would affect the maximum premium limitation. (See Maximum Premium Limitations.) If decreases in the Specified Amount cause the premiums paid to exceed the new lower limitations required by federal tax law, the excess will be withdrawn from cash value and refunded so that the Policy will continue to meet these requirements. The cash value so withdrawn and refunded will be withdrawn from each Investment Subdivision in the same proportion that the cash value in that Investment Subdivision bears to the total cash value in all Investment Subdivisions at the time of the withdrawal.

     Any decrease in the Specified Amount will become effective on the Monthly Anniversary Day after the date the request is received. The decrease will first apply to coverage provided by the most recent increase, then to the next most recent increases successively, then to the coverage under the original application. During the first five policy years, Life of Virginia can limit the amount of any decrease. The Specified Amount following a decrease can never be less than the minimum Specified Amount for the Policy when it was issued.

     To apply for an increase, a supplemental application must be completed and evidence of insurability satisfactory to Life of Virginia must be submitted. Any approved increase will become effective on the date shown in the supplemental policy data page. An increase will not become effective, however, if the Policy's surrender value is insufficient to cover the deduction for the cost of the increased insurance for the policy month following the increase.

     If there is an increase in Specified Amount, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase to cover underwriting and administrative costs associated with the increase. This charge will be included in the monthly deduction for the month the increase becomes effective. This charge will never exceed $300 per increase.

     A change in the existing insurance coverage may have federal tax consequences. (See Federal Tax Matters.)

     How Life Insurance Proceeds May Vary in Amount. As long as the Policy remains in force, Life of Virginia guarantees that the Life Insurance Proceeds will never be less than the current Specified Amount of the Policy. Proceeds will be reduced by any outstanding policy debt and any due and unpaid charges. Life Insurance Proceeds may, however, vary with the Policy's cash value. Life Insurance Proceeds under Option A will always vary with the cash value since life insurance proceeds equal the Specified Amount plus the cash value. Under Option B, Life Insurance Proceeds will only vary whenever the cash value multiplied by the corridor percentage exceeds the Specified Amount of the Policy.

     Insurance Protection. A Policyowner may increase or decrease the pure insurance protection provided by a Policy -- the difference between the Life Insurance Proceeds and the cash value -- in one of several ways as insurance needs change.

These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and, to a lesser extent, partially surrendering the Policy. Although the consequences of each of these methods will depend upon the individual circumstances, they may be generally summarized as follows:

   (a) A decrease in the Specified Amount will, subject to the applicable corridor percentage (see Benefit Options.), decrease the life insurance protection and the charges under the Policy without reducing the cash value.

   (b) If Option B is elected, an increased level of premium payments also will reduce the pure insurance protection, until the applicable percentage of cash value exceeds the Specified Amount. However, increased premiums should increase the amount of funds available to keep the Policy in force.

   (c) A partial surrender will reduce the Life Insurance Proceeds payable. (See Surrender Privileges.) However, a partial surrender has no effect on the amount of pure insurance protection and charges under the Policy unless the Life Insurance Proceeds payable are subject to the corridor percentages.

   (d) An increase in the Specified Amount may increase the amount of pure insurance protection, depending on the amount of cash value and the resultant applicable corridor percentage. If the pure insurance protection is increased, the charges for cost of insurance will increase as well.

   (e) A reduced level of premium payments also generally increases the amount of pure insurance protection, again depending on the applicable corridor percentage. Furthermore, it results in a reduced amount of cash value and increases the possibility that the Policy will lapse.

     In comparison, an increase in the Life Insurance Proceeds payable due to the operation of the corridor percentage occurs automatically and is intended to help assure that the Policy remains qualified as life insurance under federal tax law. The calculation of Life Insurance Proceeds based upon the corridor percentage occurs only when the cash value of a Policy reaches a certain proportion of the Specified Amount, which is not guaranteed to occur. Additional premium payments, favorable investment performance of Separate Account II and large initial premiums tend to increase the likelihood of the corridor percentages becoming operational after the first few policy years. Such increases will be temporary, however, if the investment performance of Separate Account II becomes unfavorable and/or premium payments are stopped or decreased.


Benefits at Maturity

     If the Policy is in effect on the Maturity Date, Life of Virginia will pay to the Policyowner the Policy's cash value less outstanding Policy Debt. (See Policy Debt.) This is the Policy's maturity value. Benefits at maturity may be paid in a lump sum or under an optional payment plan. The Maturity Date is the date shown in the Policy. To change the Maturity Date, a written request and the Policy must be sent to Life of Virginia at its Home Office. Any request must be received by Life of Virginia before the Maturity Date then in effect. The requested Maturity Date must be: (1) on a policy anniversary; (2) at least one year from the date the request is received; (3) after the 10th policy year; and (4) not after the policy anniversary nearest to the Insured's 95th birthday.


Optional Payment Plans

     Life insurance proceeds and surrender value paid upon complete surrender of a Policy or at maturity may be paid in whole or in part under an optional payment plan. There are currently six optional payment plans available. A plan may be designated in the application or by notifying Life of Virginia in writing at its Home Office. Any amount left with Life of Virginia for payment under an optional payment plan will be transferred to its general account. During the life of the Insured, the Policyowner can select a plan. If a plan has not been chosen at the Insured's death, a Beneficiary can choose a plan. If a Beneficiary is changed, the plan selection will no longer be in effect unless the Policyowner requests that it continue.

     In selecting an optional payment plan: (1) the payee under a plan cannot be a corporation, association or fiduciary, (2) the proceeds applied under a plan must be at least $10,000, and (3) the amount of each payment under a plan must be at least $50. Certain plans may be unavailable for Policies issued in connection with qualified retirement plans. Payments under Plans 1, 2, 3 or 5 will begin on the date of the Insured's death, on surrender, or on the Policy's maturity date. Payments under Plan 4 will begin at the end of the first interest period after the date proceeds are otherwise payable.

     Plan 1 -- Income for a Fixed Period. Periodic payments will be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly or monthly. Guaranteed amounts payable under the plan will earn interest at a minimum rate of 3% compounded yearly. If the payee dies, the amount of the remaining guaranteed payments will be discounted to the date of the payee's death at a yearly rate of 3%. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

     Plan 2 -- Life Income. Equal monthly payments will be made for a guaranteed minimum period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15 or 20 years. Guaranteed amounts payable under this plan will earn interest at a minimum rate of 3% compounded yearly. If the payee dies before the end of the guaranteed period, the amount of remaining payments for the minimum period will be discounted at a yearly rate of 3%. The discounted amount will be paid in one sum to the payee's estate unless otherwise provided.

     Plan 3 -- Income of a Definite Amount. Equal periodic payments of a definite amount will be paid. Payments can be annual, semi-annual, quarterly or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. Unpaid proceeds will earn interest at a minimum rate of 3% compounded yearly. If the payee dies, the amount of the remaining proceeds with earned interest will be paid in one sum to his or her estate unless otherwise provided. If the payee is age 80 or older, payments under Plan 3 may not qualify for favorable tax treatment if the expected payment period exceeds the life expectancy of the payee.

     Plan 4 -- Interest Income. Periodic payments of interest earned from the proceeds will be paid. Payments can be annual, semi-annual, quarterly or monthly and will begin at the end of the first period chosen. Proceeds left under this plan will earn interest at a minimum rate of 3% compounded yearly. If the payee dies, the amount of remaining proceeds and any earned but unpaid interest will be paid in one sum to his or her estate unless otherwise provided.

     Plan 5 -- Joint Life and Survivor Income. Equal monthly payments will be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. The guaranteed amount payable under this plan will earn interest at a minimum rate of 3% compounded yearly. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, the amount of the remaining payments for the 10-year period will be discounted at a yearly rate of 3%. The discounted amount will be paid in one sum to the last surviving payee's estate unless otherwise provided.

     Plan 6 -- Single Premium Endowment at Age 95. This option may be elected only while this Policy is in force and during the lifetime of the Insured. Upon request in writing, all or part of the Policy's surrender value will be applied as the premium in an exchange towards the purchase of a Single Premium Endowment at Age 95 policy on the life of the Insured. The endowment policy will provide level death benefit protection until the policy anniversary nearest the Insured's 95th birthday. On that policy anniversary, if the Insured is living, the endowment policy will mature, the cash value (which is equal to the amount of death benefit protection) will be paid to the Policyowner, and the policy will provide no further benefits. The maximum policy amount that can be purchased without evidence of insurability is the life insurance proceeds that would be payable upon the death of the Insured under the Policy on the date of the exchange, less the cash value on the date of the exchange, plus the amount applied as the premium for the new policy. An additional amount can be purchased upon submission of evidence satisfactory to Life of Virginia that the Insured is insurable. In all events, the most that can be applied as the premium for the new policy is the Policy's surrender value. Depending upon individual circumstances, this transaction may qualify for favorable tax treatment under Section 1035 of the Internal Revenue Code. Amounts distributed to the Policyowner incident to the election of this option generally will give rise to taxable income. (See Federal Tax Matters.)


Specialized Uses of the Policy

     The Policy should be purchased as a long-term investment designed to provide a death benefit. The Policy's Surrender Value, as well as its death benefit, may be used to provide proceeds for various individual and business financial planning purposes. However, loans and partial withdrawals will affect the Surrender Value and death benefit proceeds, and may cause the Policy to lapse. If the investment performance of Investment Subdivisions to which cash value is allocated is not sufficient to provide funds for the specific planning purpose contemplated, or if insufficient payments are made or cash value maintained, then the Owner may not be able to utilize the Policy to achieve the purposes for which it was purchased. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purpose for which the Policy is being considered.

                            CHARGES AND DEDUCTIONS

Deductions from Premiums

     The net premium equals the premium paid multiplied by the Net Premium Factor of 92.5%. The net premium is that portion of each premium paid that is allocated to Separate Account II. The 7.5% charge deducted from each premium will be used to compensate Life of Virginia for (i) sales and distribution expenses incurred in connection with the Policies and for (ii) premium taxes imposed by various states and subdivisions, both as described below. The charge is guaranteed not to increase over the life of a Policy.

     Sales Charge. A charge is made to the Policy to pay certain sales and distribution expenses. Sales and distribution expenses include agent sales commissions, the cost of printing prospectuses and sales literature and any advertising costs. Part of the sales charge will be deducted from each premium received in an amount equal to 5% of the premium. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the Policy's cash value in equal installments ( 1/9 of the total deferred sales charge) at the beginning of each of the policy years two through ten. This charge is subject to a maximum of 45% of the designated premium for the Insured's age, sex, rate class, and Specified Amount at issue. This maximum is stated in the data pages of the policy. The designated premium for a particular age, sex, rate class and Specified Amount is always less than the corresponding guideline annual premium. The timing of premium payments may affect the amount of the deferred sales charge under a Policy as the charge is based only on premiums actually paid during the first policy year. The Policyowner may wish to reduce the deferred sales charge that the Policy is subject to by reducing the premiums paid in the first Policy year. However, by reducing the premiums paid in the first year, values under the Policy may decrease, cost of insurance charges may increase and the risk of the Policy lapsing prematurely may increase. Any uncollected deferred sales charge will be deducted from the cash value if the Policy is surrendered during policy years 1 through 9. If the initial specified amount of the Policy is at least $250,000, the deferred sales charge percentages in this paragraph will be 40% rather than 45%. When Policies are issued to Insureds with higher mortality risks or to Insureds who have selected optional insurance benefits, a portion of the total amount deducted is used to pay sales and distribution expenses associated with these additional coverages.

     The sales charge in any Policy year is not necessarily related to actual distribution expenses incurred in that year. Instead, Life of Virginia expects to incur the majority of distribution expenses in the first policy year and to recover any deficiency over the life of the Policy and from Life of Virginia's general assets, including amounts derived from the mortality and expense risk charges and from mortality gains. Life of Virginia has reviewed this arrangement and concluded that the distribution financing arrangement will benefit Separate Account II and the Policyowners.

     Premium Tax Charge. Various states and subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A charge of 2.5% of each premium will be deducted from each premium payment. The charge represents an amount Life of Virginia considers necessary to pay all typical premium taxes imposed by the states and any subdivision thereof.

     Monthly Deduction. A deduction is made from cash value in Separate Account II on each monthly anniversary day for the Monthly Administrative Charge and for the cost of insurance and any optional benefits added by rider. Because these costs can vary from month to month, the amount of each monthly deduction may also vary.

     Monthly Administrative Charge. The Monthly Administrative Charge is deducted from the cash value on each Monthly Anniversary Day. This charge is to pay certain administrative expenses including processing premiums and claims, keeping records and communicating with the policyowners. The current Monthly Administrative Charge for newly issued Policies is $6. This charge may be increased but is guaranteed in the Policy not to exceed two times the initial administrative charge shown in the Policy.

     Life of Virginia may administer the Policy itself, or Life of Virginia may purchase administrative services from such sources (including affiliates) as may be available. Such services will be acquired on a basis which, in Life of Virginia's sole discretion, affords the best services at the lowest cost. Life of Virginia reserves the right to select a company to provide services which Life of Virginia deems, in its sole discretion, is the best able to perform such services in a satisfactory manner even though the costs for such services may be higher than would prevail elsewhere.

     Cost of Insurance Charge. The cost of insurance charge is calculated on each Monthly Anniversary Day. If the monthly anniversary falls on a day other than a Business Day, the charge will be determined on the next Business Day. To determine the cost of insurance charge, Life Insurance Proceeds are divided by
1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%) and then reduced by the cash value. The result, the net amount at risk, is then divided by 1000 and multiplied by the cost of insurance rate or rates.

     The net amount at risk will be affected by changes in the Policy's cash value and Specified Amount. In addition, the net amount at risk will be calculated separately for each risk class. Under Option B, if the initial Specified Amount is increased and the risk class applicable to the increase is different from the risk class applicable to the initial Specified Amount, the cash value is first considered part of the initial Specified Amount. If the cash value is more than the initial Specified Amount, it will be considered part of any increase in the order the increases became effective.

     Changes in the benefit option may affect the total cost of insurance charge. Because the cost of insurance charge varies with the specified amount, any increase or decrease in specified amount, including those resulting from a change in the benefit option and those resulting from partial surrenders, will affect the monthly cost of insurance charge.

     Cost of Insurance Rate. The monthly cost of insurance rate is based on the Insured's sex (where appropriate), attained age, policy duration and risk class. The risk class (and, therefore, the insurance rates) will be determined separately for the initial Specified Amount and for any increase in the Specified Amount requiring evidence of insurability. The maximum cost of insurance rates allowable under the Policies are based on the Commissioners' 1980 Standard Ordinary Mortality Table. The rates currently charged by Life of Virginia are, at most ages, lower than the maximum permitted under the Policies and are determined by Life of Virginia according to expectations of future experience. The rates may be changed from time to time at the discretion of Life of Virginia, but will never be more than the maximum rates shown in the Table of Guaranteed Maximum Insurance Rates contained in the Policies. A change in rates will apply to all persons of the same age, sex (where appropriate), and risk class and whose Policies have been in effect for the same length of time.

     The cost of insurance rate generally increases as the Insured's attained age increases. Therefore, the older the Insured, the higher the investment experience necessary to achieve the same impact on death benefits and cash values.

     Risk Class. The risk class of an Insured will affect the cost of insurance rate. Life of Virginia currently places Insureds into standard risk classes or risk classes involving a higher mortality risk. In an otherwise identical Policy, Insureds in standard risk classes will have lower costs of insurance than those in the risk classes with higher mortality risks. The standard risk classes consist of four categories: non-smokers, smokers, preferred non-smokers and preferred smokers. The risk classes involving higher mortality risks are also divided into two categories: smokers and non-smokers. Non-smoking Insureds will generally incur a lower cost of insurance than similar Insureds who smoke.


     Optional Insurance Benefits. At issue, certain optional additional benefits may be obtained by rider. The monthly deduction will be increased to include the cost of any optional insurance benefits which are added to the Policy by rider. Examples of such optional benefits include term insurance on spouse or children, additional death benefits if the Insured dies in an accident, or waiver of monthly deductions if the Insured becomes disabled as defined in the rider. Detailed information concerning available riders may be obtained from the agent selling the Policy.


Charges Against Separate Account II


     Mortality and Expense Risk Charge. A mortality and expense risk charge is deducted from each Investment Subdivision of Separate Account II to compensate Life of Virginia for certain risks assumed in connection with the Policies. The charge is deducted daily and equals .0019246% for each day in the Valuation Period. This corresponds to an annual rate of .70% of the net assets of the Investment Subdivision. This rate is guaranteed not to increase for the duration of a Policy. The mortality risk assumed is that Insureds may live for a shorter period of time than estimated and, therefore, a greater amount of Life Insurance Proceeds than expected will be payable. The expense risk assumed is that expenses incurred in issuing and administering the Policies will be greater than estimated and, therefore, will exceed the expense charge limits set by the Policies. If proceeds from this charge are not needed to cover mortality and expense risks, Life of Virginia may use proceeds to finance distributions of the Policies.


     Taxes. Currently no charge is made to Separate Account II for Federal income taxes that may be attributable to the Account. Life of Virginia may, however, make such a charge in the future. Charges for other taxes, if any, attributable to Separate Account II may also be made. At present, state and local taxes, other than premium taxes, are not significant and, therefore, Life of Virginia is not currently making a charge against Separate Account II for such amounts. (See Federal Tax Matters.).

Surrender Charge

     If the Policy is surrendered or lapses during the first 9 policy years, a charge is made to cover the expenses of issuing the Policy. This includes the costs of processing applications, underwriting the Policy, and establishing records relating to the Policy. This charge is an amount per $1,000 of initial Specified Amount. It varies by age, ranging from $2.50 from issue ages 0 through 30 to $7.50 at issue ages above 60, subject to a maximum charge of $500. This charge will be reduced for Policies which are surrendered or lapsed after the fifth Policy year. At the beginning of each of Policy years six through ten, the charge decreases by 20% of the initial amount and will disappear entirely after the beginning of the tenth Policy year.

     There is an additional surrender charge in Policy years 1 through 9 equal to the uncollected deferred sales charge. (See Charges and Deductions -- Sales Charge.) However, if the Policy is surrendered during the first two Policy years, the total sales charge assessed as a surrender charge will never exceed
(a) minus (b) where:

   (a) is the lesser of 25% of the guideline annual premium (as defined below) and 25% of the actual premium payments made up to the amount of a guideline annual premium; and

   (b) is the total deferred sales charges previously deducted from cash values.

     The guideline annual premium is used to provide an assumption for purposes of calculating permissible sales loading and is defined as the level amount that would have to be paid each policy year, through age 95, to provide the future benefits under the policy, on the assumption that the cost of insurance is based on the 1980 Commissioners' Standard Ordinary Mortality Table, net investment earnings are at 5%, and sales loading, administration and cost of insurance charges are deducted at rates specified in the policy.


Other Charges

     A charge equal to the lesser of $25 or 2% of the amount requested will be deducted from amounts paid upon a partial surrender of the Policy. The charge will compensate Life of Virginia for costs incurred in accomplishing the partial surrender. During a calendar month, a $10 fee will be charged for the second and subsequent transfers of assets among the Investment Subdivisions.

     If a Policyowner requests a projection of illustrative future life insurance and cash value proceeds from Life of Virginia, a service fee of $25 must be paid. The fee will compensate Life of Virginia for the cost of preparing the projection.

     Because Separate Account II purchases shares of the Funds, the net assets of each Investment Subdivision in the Account will reflect the investment advisory fee and other expenses incurred by the portfolio of the Fund in which the Investment Subdivision invests (see "The Funds" on page 13 for a discussion of these charges). For more information concerning these charges, read the individual Fund prospectus.

     If there is an increase in Specified Amount, there will be a one-time charge (per increase) of $1.50 per $1,000 of increase to cover underwriting and administrative costs associated with the increase. This charge will be included in the monthly deduction for the month the increase becomes effective. This charge will never exceed $300 per increase.


Reduction of Charges for Group Sales

     The sales charge or other charges or deductions may be reduced for sales of the Policies to a trustee, employer or similar entity representing a group or to members of the group where such sales result in savings of sales or administrative expenses. The entitlement to such a reduction in sales charges or other charges or deductions will be determined by Life of Virginia based on the following factors:

   (1) The size of the group. Generally, the sales expenses for each individual policyowner for a larger group are less than for a smaller group because more policies can be implemented with fewer sales contacts and less administrative cost.

   (2) The total amount of purchase payments to be received from a group. Per policy sales and other expenses are generally proportionately less on larger purchase payments than on smaller ones.

   (3) The purpose for which the Policies are purchased. Certain types of plans are more likely to be stable than others. Such stability reduces the number of sales contacts and administrative and other services required, reduces sales administration and results in fewer policy terminations. As a result, sales and other expenses can be reduced.

   (4) The nature of the group for which the policies are being purchased. Certain types of employee and professional groups are more likely to continue policy participation for longer periods than are other groups with more mobile membership. If fewer policies are terminated in a given group, Life of Virginia's sales and other expenses are reduced.

   (5) There may be other circumstances of which Life of Virginia is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, Life of Virginia determines that a group purchase would result in reduced sales expenses, such a group may be entitled to a reduction in sales charges. Reductions in these charges will not be unfairly discriminatory against any person including the affected owners and all other owners of Policies funded by Separate
Account II.


                              GENERAL PROVISIONS

Postponement of Payment

     General. Payment of any amount upon complete or partial surrender, payment of any policy loan and the payment of Life Insurance Proceeds or benefits at maturity may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Commission; (ii) the Commission by order permits postponement for the protection of Policyowners; or
(iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of Separate Account II.

     Payment by Check. Payments under a Policy which are derived from any amount paid to Life of Virginia by check or draft may be postponed until such time as Life of Virginia is satisfied that the check or draft has cleared the bank upon which it is drawn.


Limits on Contesting the Policies

     Life of Virginia relies on statements in the Policy application. In the absence of fraud, the statements are considered representations, not warranties. Life of Virginia can contest a Policy or an increase in the specified amount if any material misrepresentation of fact was made in the application or in a supplemental application, and a copy of that application was attached to the Policy when issued or was made a part of the Policy when a change in coverage went into effect.

     With respect to the original Specified Amount, a Policy will not be contested after it has been in effect during the Insured's life for two years from the Policy Date. With respect to increases in the Specified Amount, an increase in the Specified Amount will not be contested after that increase has been in effect for two years from the effective date of the increase. This provision does not apply to riders that provide disability benefits.


The Contract

     "Policy" means the flexible premium variable life policy (Commonwealth Three) described in this prospectus, the Policy application, any supplemental application and any endorsements. A Policy is a legal contract and constitutes the entire contract between the Policyowner and Life of Virginia. An agent cannot change this contract. Any change to a Policy must be in writing and approved by the President or Vice President of Life of Virginia.


Misstatement of Age or Sex

     If the Insured's age or sex (where appropriate) was misstated in an application, Life Insurance Proceeds and benefits will be adjusted. The adjusted Life Insurance Proceeds will be (a) the cash value plus (b) the Life Insurance Proceeds reduced by the cash value and multiplied by the ratio of (1) the monthly cost of insurance actually applied, to (2) the monthly cost of insurance that should have been applied at the true age or sex (where appropriate). All amounts are those in effect, with respect to the Insured, in the Policy Month of the Insured's death.


Suicide

     If the Insured commits suicide while sane or insane, within two years of the Policy Date, Life Insurance Proceeds payable under a Policy will be limited to all premiums paid, less outstanding Policy Debt and less amounts paid upon partial surrender of the Policy.

     If the Insured commits suicide while sane or insane, within two years after the effective date of an increase in the Specified Amount, the proceeds payable with respect to the increase will be limited to the total cost of insurance applied to the increase.


Annual Statement

     Within 30 days after each Policy anniversary, an annual statement will be sent to each Policyowner. The statement will show the amount of Life Insurance Proceeds payable under the Policy, the cash value for each Investment Subdivision, the Surrender Value, and Policy Debt. The statement will also show premiums paid and charges made during the policy year.


Nonparticipating

     The Policies do not participate in the divisible surplus of Life of Virginia. No dividends are payable.


Written Notice

     Any written notice should be sent to Life of Virginia at its Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The notice should include the policy number and the Insured's full name. Any notice sent by Life of Virginia to a Policyowner will be sent to the address shown in the application unless an appropriate address change form has been filed with the Company.


The Owner

     The Policyowner is the person so designated in the application or as subsequently changed. The Policyowner has rights in a Policy during the Insured's lifetime. If the Policyowner dies before the Insured and there is no contingent Owner, ownership passes to the Policyowner's estate. Unless an optional payment plan is chosen, the proceeds payable on the Maturity Date or on complete surrender of the Policy will be paid to the Policyowner in a lump sum.


The Beneficiary

     The original Beneficiaries and contingent Beneficiaries are designated by the Policyowner in the application. If changed, the primary Beneficiary or contingent Beneficiary is as shown in the latest change filed with Life of Virginia. One or more Primary or Contingent Beneficiaries may be named in the application. In such a case, the proceeds will be paid in equal shares to the survivors in the appropriate Beneficiary class, unless requested otherwise by the Policyowner.

     Unless an optional payment plan is chosen, the proceeds payable at the Insured's death will be paid in a lump sum to the primary Beneficiary. If the primary Beneficiary dies before the Insured, the proceeds will be paid to the contingent Beneficiary. If no Beneficiary survives the Insured, the proceeds will be paid to the Policyowner or the Policyowner's estate.


Changing the Owner or Beneficiary

     During the Insured's life, the Policyowner may be changed. If the right is reserved, the Beneficiary may also be changed during the Insured's life. To make a change, written request must be sent to Life of Virginia at its Home Office. The request and the change must be in a form satisfactory to Life of Virginia and must actually be received by Life of Virginia. The change will take effect as of the date the request is signed by the Policyowner. The change will be subject to any payment made before the change is recorded by Life of Virginia.


Using the Policies as Collateral

     These Policies can be assigned as collateral security. Life of Virginia must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at Life of Virginia's Home Office will not be affected. Life of Virginia is not responsible for the validity of an assignment. A Policyowner's rights and the rights of a Beneficiary may be affected by an assignment.


Optional Insurance Benefits

     Optional additional benefits may be obtained by rider. Examples of these benefits include term insurance on spouse or children, additional death benefits if the Insured dies in an accident, and waiver of either monthly deductions or a stipulated amount if the Insured becomes disabled as defined in the rider. Detailed information concerning available riders may be obtained from the agent selling the Policy.

Reinsurance

   Life of Virginia intends to reinsure a portion of the risks assumed under the Policies.


                         DISTRIBUTION OF THE POLICIES

     The Policies will be sold by individuals who, in addition to being licensed as life insurance agents for Life of Virginia, are also registered representatives of Capital Brokerage Corporation, the principal underwriter of the Policies, or of broker-dealers who have entered into written sales agreements with the principal underwriter. Capital Brokerage Corporation, a Virginia corporation, located at 6610 W. Broad Street, Richmond, VA 23230, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for other variable life insurance and variable annuity policies issued by Life of Virginia. However, no amounts have been retained by Capital Brokerage Corporation for acting as principal underwriter of the Life of Virginia policies.

     Writing agents of Life of Virginia will receive commissions based on a commission schedule and rules. First-year commissions depend on the Insured's age, rating class, and the size of the Policy. In the first policy year, the agent will receive a commission of up to 40% of the designated premium plus up to 2.5% of premiums paid in excess of the designated premium. In renewal years, the agent receives up to 2.5% of the premiums paid. The commission paid on an increase in Specified Amount is an amount of up to 40% of the increase in the cost of insurance in the year following the increase in Specified Amount.

     Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Field management of Life of Virginia receives compensation which may be in part based on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and renewal commissions equivalent to the total commissions and benefits received by the field management and writing agents of Life of Virginia.


                              FEDERAL TAX MATTERS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE


Tax Status of the Policy

     The Internal Revenue Code of 1986, as amended, (the "Code"), in Section 7702, establishes a statutory definition of life insurance for tax purposes. Life of Virginia believes that the Policy meets the statutory definition of life insurance, which places limitations on the amount of premiums that may be paid. If the Specified Amount of a Policy is increased or decreased, the applicable premium limitation may change. In the case of a decrease in the Specified Amount, a partial surrender, a change from Option A to Option B, or any other such change that reduces benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policyowner in order for the Policy to continue complying with Section 7702 definitional limitations on premiums and cash values, certain amounts prescribed in Section 7702 which are so distributed will be includable in the Policyowner's ordinary income (to the extent of any gain in the Policy). Such income inclusion will also occur, in certain circumstances, with respect to cash distributions made in anticipation of reductions in benefits under the Policy.

     The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") places limits on certain of the policy charges used in determining the maximum amount of premiums that may be paid under Section 7702 for Policies entered into on or after October 21, 1988. There is some uncertainty as to the interpretation of these limits. Nonetheless, Life of Virginia believes that the maximum amount of premiums it has determined for the Policies will comply with the requirements of Section 7702 as amended by TAMRA. If it is determined that only a lower amount of premiums may be paid for a Policy under the TAMRA limits, Life of Virginia will refund any premiums paid which exceed that lower amount within 60 days after each anniversary of the Policy, and will reflect interest or earnings (which will be includable in income subject to tax) as required by law on the amount refunded.

     The Code (Section 817(h)) and regulations promulgated thereunder by the Secretary of the Treasury (the "Treasury") prescribe diversification standards for the investments of Separate Account II which must be met in order for the Policy to be treated as a life insurance contract for federal tax purposes. Separate Account II, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury. Although Life of Virginia does not control the Funds (other than GE Investments Funds), it has entered into agreements regarding participation in the Funds, which require the Funds to be operated in compliance with the requirements prescribed by the Treasury. Thus, Life of Virginia believes that Separate Account II will be treated as adequately diversified for federal tax purposes.

     In certain circumstances, variable contract owners may be considered the owners, for federal tax purposes, of the assets of the separate account used to support such contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owners' gross income annually as earned. The Internal Revenue Service (the "Service") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has announced, in connection with the issuance of temporary regulations concerning diversification requirements, that those temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement also stated that guidance would be issued by the way of regulation or published rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets."

     The ownership rights under the Policy are similar to, but different in certain respects from, those present in situations addressed by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of this Policy has the choice of more Funds to which to allocate premiums and cash values and may be able to reallocate more frequently than in such rulings. These differences could result in a Policyowner being considered, under the standard of those rulings, the owner of the assets of Separate Account II. To ascertain the tax treatment of its Policyowners, Life of Virginia has requested, with regard to a policy similar to this Policy, a ruling from the Service that it, and not its policyowners, is the owner of the assets of the separate account there involved for federal income tax purposes. The Service informed Life of Virginia that it will not rule on the request until issuance of the promised guidance referred to in the preceding paragraph. Because Life of Virginia does not know what standards will be set forth in the regulations or revenue rulings which the Treasury has stated it expects to be issued, Life of Virginia has reserved the right to modify its practices to attempt to prevent the Policyowner from being considered the owner of the assets of Separate Account II.

     Frequently, if the Service or the Treasury sets forth a new position which is adverse to taxpayers, the position is applied on a prospective basis only. Thus, if the Service or the Treasury Department were to issue regulations or a ruling which treated a Policyowner as the owner of the assets of Separate Account II, that treatment might only apply on a prospective basis. However, if the ruling or regulations were not considered to set forth a new position, a Policyowner might be retroactively determined to be the owner of the assets of Separate Account II.

     The following discussion assumes that the Policy will qualify as a life insurance contract for federal tax purposes.


Tax Treatment of Policy Proceeds

     The Policies should receive the same Federal income tax treatment as fixed benefit life insurance. As a result, the Life Insurance Proceeds payable under either benefit option are excludable from the gross income of the Beneficiary under Section 101 of the Code, and the Policyowner is not deemed to be in constructive receipt of the cash values under a Policy until actual surrender. If proceeds payable upon death of the Insured are paid under optional payment plan 4 (interest income), the interest payments will be includable in the Beneficiary's income. If proceeds payable on death are applied under optional payment plan 3 and the Beneficiary is at an advanced age at such time, such as age 80 or older, it is possible that payments would be treated in a manner similar to that under Plan 4. If the proceeds payable upon death of the Insured are paid under one of the other optional payment plans, the payments will be prorated between amounts attributable to the death benefit which will be excludable from the Beneficiary's income and amounts attributable to interest which will be includable in the Beneficiary's income. In the event of certain cash distributions under the Policy resulting from any change which reduces future benefits under the Policy, the distribution will be taxed in whole or in part as ordinary income (to the extent of gain in the Policy). See discussion above, "Tax Status of the Policy."

     Except as noted below, a loan received under a Policy will be treated as indebtedness of the Policyowner, so that no part of any loan under a Policy will constitute income to the Owner so long as the Policy remains in force, and a partial surrender under a Policy will not constitute income except to the extent it exceeds the total premiums paid for the Policy (reduced by any amounts previously withdrawn which were not treated as income). However, with respect to the portion of any loan that is attributable to cash value in excess of the total premium payments under the Policy, it is possible that the Service could treat the Policyowner as being in receipt of certain amounts of income.

     Generally, interest paid on any loans under a Policy owned by any individual will not be tax deductible. In addition, in the case of Policies issued to a non-natural taxpayer, such as a corporation or trust (or held for the benefit of such an entity), a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a Policy even if no loans are taken under the Policy. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20-percent owner, or an officer, director, or employee of, a trade or business. Entities that are considering purchasing the Policy, or entities that will be beneficiaries under a Policy, should consult a tax advisor.


     The right to exchange the Policy for a permanent fixed benefit policy (See Exchange Privileges), the right to change Owners (See Changing the Owner or Beneficiary), as well as provision for surrenders, the right to change from one death benefit option to another, and other changes reducing future death benefits may have tax consequences depending on the circumstances of such exchange, change or surrender. Upon complete surrender or when maturity benefits are paid, if the amount received plus the Policy Debt exceeds the total premiums paid that are not treated as previously withdrawn by the Policyowner, the excess generally will be treated as ordinary income. If a distribution is made from the Policy at the time amounts are applied under Plan 6, the amounts distributed will be includable in income to the extent the surrender value of the policy, before reduction by any loan, exceeds the total premiums paid less any previous untaxed withdrawals.

     Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policyowner or Beneficiary.


Tax Treatment of Policy Loans and Other Distributions Under Certain Policies

     TAMRA includes the following provisions, which affect the taxation of distributions (other than proceeds paid at the death of the insured) from life insurance contracts:

    1. If premiums are paid more rapidly than the rate defined by a "7-Pay Test," the contract will be classified as a "modified endowment contract." This test applies a cumulative limit on the amount of payments that can be made into a policy in order to avoid Modified Endowment Contract treatment.

    2. Any contract received in exchange for a policy classified as a modified endowment contract will be treated as a modified endowment contract regardless of whether it meets the 7-Pay Test.

    3. Loans (including unpaid interest thereon) from a modified endowment contract will be considered distributions.

    4. Distributions (including partial surrenders, loans and loan interest, assignments and pledges) from a modified endowment contract will be taxed first as distributions of income from the contract (to the extent that the cash value of the contract, before reduction by any surrender charge or loan, exceeds the total premiums paid less any previous untaxed withdrawals), and then as non-taxable recovery of premium.

    5. A penalty tax of 10% will be imposed on distributions (including complete and partial surrenders, loans and loan interest, assignments and pledges) from a modified endowment contract includable in income, unless such distributions are made (1) after the Policyowner attains age 59 1/2, (2) because the Policyowner has become disabled, or (3) as substantially equal annuity payments over the life or life expectancy of the Policyowner (or over the joint lives or life expectancies of the Policyowner and his or her Beneficiary).

     Policies entered into prior to June 21, 1988, will not be classified as modified endowment contracts unless the Policyowner increases benefits or adds additional benefits after June 20, 1988. If a Policy is not classified as a modified endowment contract, loans and other distributions will be treated as described under "Tax Status of the Policy" and "Tax Treatment of Policy Proceeds." However, with respect to the portion of any loan that is attributable to cash value in excess of the total premium payments under the Policy, it is possible that the Service could treat the Owner as being in receipt of certain amounts of income. In the event that benefits are increased or added, if subsequent premium payments are made more rapidly than the 7-Pay Test allows, the Policy will be classified as a modified endowment contract and loans and other distributions will be treated as described immediately above.

     Policies entered into on or after June 21, 1988, in order to avoid classification as modified endowment contracts, must not have been issued in exchange for a modified endowment contract, and premiums paid under the Policies must not be paid more rapidly than the 7-Pay Test allows. Life of Virginia will provide Policyowners guidance as to the amount of premium payments that may be paid if the Policyowner wishes to avoid treatment of the Policies as modified endowment contracts.

     Additionally, all life insurance contracts which are treated as modified endowment contracts and which are issued by Life of Virginia or any of its affiliates with the same person designated as the Policyowner within the same calendar year will be aggregated and treated as one contract for purposes of determining any tax on distributions.

     The provisions of TAMRA are complex and are open to considerable variation in interpretation. Policyowners should consult their tax advisors before making any decisions regarding increases or decreases in or additions to coverage or distributions from their Policies.


Taxation of the Company

     Because of its current status under the Code, Life of Virginia does not expect to incur any Federal income tax liability that would be chargeable to Separate Account II. Based upon this expectation, no charge is being made currently to Separate Account II for Federal income taxes. If, however, Life of Virginia determines that such taxes may be incurred, it may assess a charge for those taxes from Separate Account II.

     Life of Virginia may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made) in several states. At present, these taxes are not significant. If there is a material change in state or local tax laws, charges for such taxes attributable to Separate Account II may be made.


Income Tax Withholding

     Generally, unless the Policyowner provides Life of Virginia a written election to the contrary before a distribution is made, Life of Virginia is required to withhold income taxes from any portion of the money received by the Policyowner upon surrender of the Policy or if the Policy matures (and if the Policy is a modified endowment contract, upon a partial surrender or a Policy loan). If the Policyowner requests that no taxes be withheld, or if Life of Virginia does not withhold a sufficient amount of taxes, the Policyowner will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. The Policyowner may also be required to pay penalties under the estimated tax rules, if the Policyowner's withholding and estimated tax payments are insufficient to satisfy the Policyowner's total tax liability. The Policyowner may, therefore, want to consult a tax advisor.


Other Considerations

     The foregoing discussion is general and is not intended as tax advice. Any person concerned about these tax implications should consult a competent tax advisor. This discussion is based on Life of Virginia's understanding of the present federal income tax laws as they are currently interpreted by the Service. No representation is made as to the likelihood of continuation of these current laws and interpretations. It should be further understood that the foregoing discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.


                             YEAR 2000 COMPLIANCE

     Like other financial services providers, Life of Virginia utilizes computer systems that may be affected by Year 2000 date data processing issues and it also relies on services providers, including banks, custodians, administrators, and investment managers that also may be affected. Life of Virginia is engaged in a process to evaluate and develop plans to have its computer systems and critical applications ready to process Year 2000 date data. It is also confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. Remedial actions include inventorying the company's computer systems, applications and interfaces, assessing the impact of the Year 2000 date data on them, developing a range of solutions specific to particular situations and implementing appropriate solutions. Some systems, applications and interfaces will be replaced or upgraded to new software or new releases of existing software which are Year 2000 ready. Others will be modified as necessary to become ready. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Life of Virginia and Account II. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 readiness implementation. Life of Virginia's target dates for completion of these activities depend upon the particular situation. The Company's goal is to be substantially Year 2000 ready for critical applications by mid-1999, but there can be no assurance that Life of Virginia will be successful in meeting its goal, or that interaction with other service providers will not impair Life of Virginia's services at that time.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

     In 1983, the Supreme Court held in Arizona Governing Committee v. Norris, that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy described in this prospectus contains guaranteed cost of insurance rates and guaranteed purchase rates for certain settlement options that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.


                                 VOTING RIGHTS

     To the extent required by law, Life of Virginia will vote the Funds' shares held in Separate Account II at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in Separate Account II. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Life of Virginia determines that it is permitted to vote Fund shares in its own right, it may elect to do so.

     The number of votes which each Policyowner has the right to instruct will be determined by dividing a Policy's cash value in an Investment Subdivision of Separate Account II by the net asset value per share of the corresponding portfolio in which the Subdivision invests. Fractional shares will be counted. The number of votes which the Policyowner has the right to instruct will be determined as of dates coincident with the dates established by a particular Fund for determining shareholders eligible to vote at the meeting of that Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by that Fund.

     Life of Virginia will vote Fund shares held in Separate Account II as to which no timely instructions are received and Fund shares held in Separate Account II that it owns as a consequence of accrued charges under the Policies, in proportion to the voting instructions which are received with respect to all Policies funded through Separate Account II. Each person having a voting interest will receive proxy materials, reports, and other materials relating to the appropriate portfolio.

     Disregard of Voting Instructions. Life of Virginia may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of a Fund or one or more of its portfolios or to approve or disapprove an investment advisory contract for a portfolio of a Fund. In addition, Life of Virginia itself may disregard voting instructions in favor of changes initiated by a Policyowner in the investment policy or the investment advisor of a portfolio of a Fund if Life of Virginia reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities or Life of Virginia determined that the change would have an adverse effect on its general account in that the proposed investment policy for the portfolio may result in overly speculative or unsound investments. In the event Life of Virginia does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next semi-annual report to Policyowners.


                     STATE REGULATION OF LIFE OF VIRGINIA

     Life of Virginia, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. An annual statement is filed with the Virginia Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of Life of Virginia as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines the liabilities and reserves of Life of Virginia and Separate Account II and certifies their adequacy, and a full examination of Life of Virginia's operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia at least once every five years.

              EXECUTIVE OFFICERS AND DIRECTORS OF LIFE OF VIRGINIA

     In addition, Life of Virginia is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.




Name and Position(s) With Life of Virginia*      Principal Occupations Last Five Years
------------------------------------------------ ------------------------------------------------------------------
    Ronald V. Dolan* ........................... Director, Chairman of the Board, Life of Virginia since 1997;
                                                 President and Chief Executive Officer of First Colony Life
                                                 Insurance Company 1992-1997; President, First Colony
                                                 Corporation since 1985
    Selwyn L. Flournoy, Jr.* ................... Director, Life of Virginia, since 5/89; Senior Vice President and
                                                 Chief Financial Officer, Life of Virginia, since 1980.
    Linda L. Lanam* ............................ Director, Life of Virginia, since 2/93, Senior Vice President since 1997, Vice President and Senior Counsel, Life of Virginia,
                                                 since 1989; Corporate Secretary for Life of Virginia and for a
                                                 number of Life of Virginia affiliates, since 1992.
    Robert D. Chinn* ........................... Director, Life of Virginia since 1997, Senior Vice President --
                                                 Agency, Life of Virginia, since 1/92; Vice President, Life of
                                                 Virginia, since 1985.
    Elliott Rosenthal .......................... Senior Vice President -- Investment Products 1997; Vice
                                                 President and Senior Investment Actuary 1/95-4/97; Investment
                                                 Actuary 1/82-2/95
    Victor C. Moses** .......................... Director, Life of Virginia, since April 1, 1996. Director of GNA since April 1994. Senior Vice President, Business
                                                 Development, and Chief Actuary of GNA since May 1993.
                                                 Senior Vice President and Chief Financial Officer of GNA
                                                 1991-1993. Vice President and Chief Actuary of GNA
                                                 1983-1991. Senior Vice President, Controller and Treasurer
                                                 GNA Investors Trust 1992-1993.
    Geoffrey S. Stiff** ........................ Director, Life of Virginia, since April 1, 1996. Director of GNA since April 1994. Senior Vice President, Chief Financial Officer
                                                 and Treasurer of GNA since May 1993. Vice President, Chief
                                                 Financial Officer and Director of Employers Reinsurance
                                                 Corporation 1987-1993. Senior Vice President, Controller and
                                                 Treasurer of GNA Investors Trust since 1993.

---------
  * Messrs. Dolan, Flournoy, Chinn, and Ms. Lanam are members of the Executive Committee of the Board of Directors of Life of Virginia.

      The principal business address of each person listed, unless otherwise indicated, is The Life Insurance Company of Virginia, 6610 W. Broad Street, Richmond, VA 23230.

      The principal business address for Mr. Dolan and Mr. Stiff is First Colony Life Insurance Company 700 Main Street, Post Office 1280, Lynchburg, VA 24505-1280

** The principal business address for Mr. Moses is GNA Corporation, Two Union Square, 601 Union Street, Seattle, WA 98101.

                                 LEGAL MATTERS

     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to Federal securities laws applicable to the issue and sale of the flexible premium variable life insurance Policies described in this prospectus. All matters of Virginia law pertaining to the Policy, including the validity of the Policies and Life of Virginia's right to issue the Policies under Virginia insurance law, have been passed upon by J. Neil McMurdie, Assistant Vice President and Associate Counsel.


                               LEGAL PROCEEDINGS


     Life of Virginia, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Life of Virginia believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account II.


                                    EXPERTS


KPMG Peat Marwick LLP.

     The consolidated balance sheets of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity and cash flows for the year ended December 31, 1997, nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, and the statement of assets and liabilities of Life of Virginia Separate Account II as of December 31, 1997 and the related statements of operations and changes in net assets for each of the two years or lesser periods then ended have been included herein and in the registration statement in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein and upon the authority of such firm as experts in accounting and auditing.

     The report of KPMG Peat Marwick LLP with respect to the consolidated financial statements of The Life Insurance Company of Virginia and subsidiary contains an explanatory paragraph that states effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.


Ernst & Young LLP.

     The consolidated statements of income, stockholder's equity and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995 and the statement of operations and changes in net assets of Life of Virginia Separate Account II for the year or period ended December 31, 1995, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                              CHANGE IN AUDITORS

     Subsequent to the acquisition of us by GNA Corporation on April 1, 1996, we selected KPMG Peat Marwick LLP to be our auditor. Accordingly, our principal auditor has changed for the year ending December 31, 1996, from Ernst & Young LLP, to KPMG Peat Marwick LLP. The former auditors were dismissed and KPMG Peat Marwick LLP was retained because KPMG Peat Marwick LLP is the auditor for GE Capital, the indirect parent of GNA Corporation. This change was approved by the members of our Board of Directors.

     Neither KPMG Peat Marwick LLP's nor Ernst & Young LLP's reports on the financial statements contain any adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty or audit scope. Furthermore, there were no disagreements with either on any matter of accounting principle or practice, financial statement disclosure or auditing scope or procedure which would have caused them to make reference to the subject matters of the disagreement in connection with their reports.


                            ADDITIONAL INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement to all of which reference is made for further information concerning Separate Account II, Life of Virginia and the Policies offered hereby. Statements contained in this prospectus as to the contents of the Policies and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.


                             FINANCIAL STATEMENTS

     The consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries included herein should be distinguished from the financial statements of Separate Account II and should be considered only as bearing on the ability of Life of Virginia to meet its obligations under the Policies. Such consolidated financial statements of The Life Insurance Company of Virginia and subsidiaries should not be considered as bearing on the investment performance of the assets held in Separate Account II.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities (Audited)

Year ended December 31, 1997

(With Independent Auditors' Report Thereon)

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Table of Contents

Year ended December 31, 1997

===================================================================

                                                              Page

Independent Auditors' Report...................................1

Financial Statements:

      Statements of Assets and Liabilities.....................3
      Statements of Operations.................................9
      Statements of Changes in Net Assets.....................20

Notes to Financial Statements.................................31


=====================================================================

Report of Independent Auditors



Policyholders
Life of Virginia Separate Account II
   and Board of Directors
The Life Insurance Company of Virginia


We have audited the accompanying statements of assets and liabilities of Life of Virginia Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity and Income Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Growth, High Income and Multiple Strategies Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Federated Investors Insurance Series--American Leaders, High Income Bond and Utility Funds II; the Alger American--Small Cap and Growth Portfolios; the PBHG Insurance Series Fund--PBHG Large Cap Growth and PBHG Growth II Portfolios; and the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios) as of December 31, 1997 and the related statements of operations and changes in net assets for the aforementioned funds and the GE Investments Funds, Inc.--Government Securities Fund; Oppenheimer Variable Account Funds--Money Fund; Variable Insurance Products Fund--Money Market and High Income Portfolios; and Neuberger & Berman Advisers Management Trust--Balanced, Bond and Growth Portfolios of Life of Virginia Separate Account II for each of the two years or lesser periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The accompanying statements of operations and changes in net assets of Life of Virginia Separate Account II for the year or period ended December 31, 1995, were audited by other auditors, whose report thereon dated February 8, 1996 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 1997 and 1996 financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Life of Virginia Separate Account II as of December 31, 1997 and the results of their operations and changes in their net assets for each of the two years or lesser periods then ended in conformity with generally accepted accounting principles.

                                              /s/ KPMG Peat Marwick LLP

Richmond, Virginia
February 13, 1998

                        REPORT OF INDEPENDENT AUDITORS

Policyholders
Life of Virginia Separate Account II and Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying statements of operations and changes in net assets for the year ended December 31, 1995 for the Life of Virginia Series Fund, Inc. Common Stock Index, Government Securities, Money Market and Total Return portfolios, the Oppenheimer Variable Account Funds portfolios, the Variable Insurance Products Fund portfolios, the Variable Insurance Products Fund II Asset Manager portfolio, the Advisers Management Trust portfolios, the Janus Aspen Aggressive Growth, Growth and Worldwide Growth portfolios, and for the period from August 25, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. International Equity portfolio, for the period from October 5, 1995 (date of inception) to December 31, 1995 for the Life of Virginia Series Fund, Inc. Real Estate Securities portfolio, for the period from February 7, 1995 (date of inception) to December 31, 1995 for the Variable Insurance Products Fund II Contrafund portfolio, for the period from October 31, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Corporate Bond portfolio, for the period from March 22, 1995 (date of inception) to December 31, 1995 for the Insurance Management Series Utility portfolio, for the period from November 14, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Balanced portfolio, for the period from December 20, 1995 (date of inception) to December 31, 1995 for the Janus Aspen Flexible Income portfolio, for the period from October 11, 1995 (date of inception) to December 31, 1995 for the Alger American Small Cap portfolio, and for the period from October 23, 1995 (date of inception) to December 31, 1995 for the Alger American Growth portfolio. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in their assets for the periods described in the first paragraph of each of the respective portfolios constituting Life of Virginia Separate Account II, in conformity with generally accepted accounting principles.


                                    ERNST & YOUNG LLP

Richmond, Virginia
February 8, 1996

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities



December 31, 1997

----------------------------------------------------------------------------------------------------------------------------------

                                                          GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                           -------------------------------------------------------
                                                                                S&P 500           Money          Total
                                                                                  Index          Market         Return
Assets                                                                             Fund            Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (177,190 shares; cost - $3,199,555)              $    3,407,368               -              -
     Money Market Fund (2,394,566 shares; cost - $2,394,047)                          -       2,394,566              -
     Total Return Fund (252,424 shares; cost - $3,888,937)                            -               -      3,334,515
     International Equity Fund (7,074 shares; cost - $81,487)                         -               -              -
     Real Estate Securities Fund   (13,085 shares; cost - $200,184)                   -               -              -
     Global Income Fund   (938 shares; cost - $9,564)                                 -               -              -
     Value Equity Fund   (1,032 shares; cost - $13,530)                               -               -              -
     Income Fund (31,553 shares; cost - $381,579)                                     -               -              -
Receivable from affiliate                                                         1,802               -        270,286
Receivable for units sold                                                            99          22,746             87
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                             $    3,409,269       2,417,312      3,604,888
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                    1,280         155,396          1,220
Payable for units withdrawn                                                           -               -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                 1,280         155,396          1,220
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                   $    3,407,989       2,261,916      3,603,668
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                82,478         139,024        117,921
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                 $        41.32           16.27          30.56
----------------------------------------------------------------------------------------------------------------------------------



December 31, 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                                           GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                                         ----------------------------------------------------------
                                                                          International    Real Estate         Global
                                                                                Equity      Securities         Income
Assets                                                                            Fund            Fund           Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (177,190 shares; cost - $3,199,555)                          -               -              -
     Money Market Fund (2,394,566 shares; cost - $2,394,047)                         -               -              -
     Total Return Fund (252,424 shares; cost - $3,888,937)                           -               -              -
     International Equity Fund (7,074 shares; cost - $81,487)                   75,551               -              -
     Real Estate Securities Fund   (13,085 shares; cost - $200,184)                  -         199,931              -
     Global Income Fund   (938 shares; cost - $9,564)                                -               -          9,235
     Value Equity Fund   (1,032 shares; cost - $13,530)                              -               -              -
     Income Fund (31,553 shares; cost - $381,579)                                    -               -              -
Receivable from affiliate                                                            -             497              -
Receivable for units sold                                                            -              50              -
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                    75,551         200,478          9,235
----------------------------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                      47              69             12
Payable for units withdrawn                                                          -               -              -
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                   47              69             12
----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                          75,504         200,409          9,223
----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                5,950          10,723            896
----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                         12.69           18.69          10.29
----------------------------------------------------------------------------------------------------------------------------------




December 31, 1997

----------------------------------------------------------------------------------------------------------------

                                                                   GE Investments Funds, Inc.
                                                           (formerly Life of Virginia Series Fund, Inc.)
                                                           -----------------------------------------------------
                                                                         Value
                                                                        Equity         Income
Assets                                                                    Fund           Fund
----------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at fair value (note 2):
     S&P 500 Index Fund (177,190 shares; cost - $3,199,555)                  -              -
     Money Market Fund (2,394,566 shares; cost - $2,394,047)                 -              -
     Total Return Fund (252,424 shares; cost - $3,888,937)                   -              -
     International Equity Fund (7,074 shares; cost - $81,487)                -              -
     Real Estate Securities Fund   (13,085 shares; cost - $200,184)          -              -
     Global Income Fund   (938 shares; cost - $9,564)                        -              -
     Value Equity Fund   (1,032 shares; cost - $13,530)                 13,531              -
     Income Fund (31,553 shares; cost - $381,579)                            -        382,102
Receivable from affiliate                                                   35              -
Receivable for units sold                                                    -            672
----------------------------------------------------------------------------------------------------------------

Total assets                                                            13,566        382,774
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                               5          4,723
Payable for units withdrawn                                                  2              -
----------------------------------------------------------------------------------------------------------------

Total liabilities                                                            7          4,723
----------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                  13,559        378,051
----------------------------------------------------------------------------------------------------------------

Outstanding units                                                        1,028         37,767
----------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                 13.19          10.01
----------------------------------------------------------------------------------------------------------------




LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------------------------------------------------------

                                                                                      Oppenheimer Variable Account Funds
                                                                             --------------------------------------------------
                                                                                                    Capital
                                                                                       Bond    Appreciation          Growth
Assets                                                                                 Fund            Fund            Fund
-------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds, at fair value (note 2):
     Bond Fund (24,675 shares; cost - $285,798)                              $      293,873               -               -
     Capital Appreciation Fund  (75,642 shares; cost - $2,781,093)                        -       3,098,278               -
     Growth Fund (70,077 shares; cost - $1,792,473)                                       -               -       2,273,298
     High Income Fund (143,091 shares; cost - $1,583,597)                                 -               -               -
     Multiple Strategies Fund (38,927 shares; cost - $579,533)                            -               -               -
Receivable from affiliate                                                                 -               -           2,610
Receivable for units sold                                                                 -           2,461           2,878
-------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                 $      293,873       3,100,739       2,278,786
-------------------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                        1,450           1,663             873
Payable for units withdrawn                                                              10               -               -
-------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                     1,460           1,663             873
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                       $      292,413       3,099,076       2,277,913
-------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                    13,037          76,126          54,030
-------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                     $        22.43           40.71           42.16
------------------------------------------------------------------------------------------------------------------------------









-----------------------------------------------------------------------------------------------------------------
                                                                         Oppenheimer Variable Account Funds

                                                                   ----------------------------------------------


                                                                               High              Multiple
                                                                             Income             Strategies
Assets                                                                         Fund                Fund
----------------------------------------------------------------------------------------------------------------


Investment in Oppenheimer Variable Account Funds, at fair value (note 2):
     Bond Fund (24,675 shares; cost - $285,798)                                   -                     -
     Capital Appreciation Fund  (75,642 shares; cost - $2,781,093)                -                     -
     Growth Fund (70,077 shares; cost - $1,792,473)                               -                     -
     High Income Fund (143,091 shares; cost - $1,583,597)                 1,648,403                     -
     Multiple Strategies Fund (38,927 shares; cost - $579,533)                    -               662,141
Receivable from affiliate                                                     2,974                 4,474
Receivable for units sold                                                         -                   105
----------------------------------------------------------------------------------------------------------------

Total assets                                                               1,651,377              666,720
---------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                  626                  254
Payable for units withdrawn                                                       -                    -
---------------------------------------------------------------------------------------------------------------

Total liabilities                                                                626                 254
---------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                     1,650,751             666,466
---------------------------------------------------------------------------------------------------------------

Outstanding units                                                             48,043              22,561
---------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                       34.36               29.54
---------------------------------------------------------------------------------------------------------------








LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



------------------------------------------------------------------------------------------------------------------------

                                                                                Variable Insurance Products Fund
                                                                        ------------------------------------------------
                                                                             Equity-
                                                                              Income          Growth       Overseas
Assets                                                                     Portfolio       Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products Fund, at fair value (note 2):
     Equity-Income Portfolio (220,390 shares; cost - $4,396,274)     $     5,351,063               -              -
     Growth Portfolio (133,529 shares; cost - $4,006,008)                          -       4,953,922              -
     Overseas Portfolio (90,312 shares; cost - $1,566,587)                         -               -      1,733,985
Receivable from affiliate                                                     45,062           8,654          4,438
Receivable for units sold                                                      3,537           1,075          1,424
-----------------------------------------------------------------------------------------------------------------------

Total assets                                                         $     5,399,662       4,963,651      1,739,847
-----------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                 2,070           1,904            667
Payable for units withdrawn                                                        -               -              -
-----------------------------------------------------------------------------------------------------------------------

Total liabilities                                                              2,070           1,904            667
-----------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders               $     5,397,592       4,961,747      1,739,180
-----------------------------------------------------------------------------------------------------------------------

Outstanding units                                                            134,168         115,551         72,315
-----------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                             $         40.23           42.94          24.05
-----------------------------------------------------------------------------------------------------------------------











LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Variable Insurance        Variable Insurance
                                                                                   Products Fund II          Products Fund III
                                                                            -------------------------   ---------------------------
                                                                                Asset                     Growth &          Growth
                                                                              Manager     Contrafund        Income   Opportunities
Assets                                                                      Portfolio      Portfolio     Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------   ---------------------------
Investment in Variable Insurance Products Fund II, at fair value (note 2):
     Asset Manager Portfolio (231,056 shares; cost - $3,570,825)           $4,161,312              -             -            -
     Contrafund Portfolio (99,615 shares; cost - $1,718,112)                        -      1,986,321             -            -
Investment in Variable Insurance Product Fund III, at fair value (note 2):
     Growth & Income Portfolio (3,792 shares; cost - $48,622)                       -              -        47,520            -
     Growth Opportunities Portfolio (3,671 shares; cost - $67,316)                  -              -             -       70,749
Receivable from affiliate                                                       9,326         24,966             -          859
Receivable for units sold                                                         371          2,807             -            -
--------------------------------------------------------------------------------------------------------------------------------

Total assets                                                               $4,171,009      2,014,094        47,520       71,608
--------------------------------------------------------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                  1,604            771            73           28
Payable for units withdrawn                                                         -              -            88            3
--------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                               1,604            771           161           31
--------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                     $4,169,405      2,013,323        47,359       71,577
--------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                             163,699         97,028         3,813        5,805
--------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                   $    25.47          20.75         12.42        12.33
--------------------------------------------------------------------------------------------------------------------------------



LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Federated Investors
                                                                                                      Insurance Series
                                                                                        -------------------------------------------

                                                                                           American             High
                                                                                            Leaders      Income Bond       Utility
Assets                                                                                      Fund II          Fund II       Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series, at fair value (note 2):
   American Leaders Fund II (2,354 shares; cost - $43,154)                           $       46,208                -             -
   High Income Bond Fund II (8,592 shares; cost - $87,736)                                        -           94,083             -
   Utility Fund II (11,466 shares; cost - $133,879)                                               -                -       163,847
Investment in Alger American, at fair value (note 2):
   Small Cap Portfolio (17,963 shares; cost - $812,937)                                           -                -             -
   Growth Portfolio (20,074 shares; cost - $760,160)                                              -                -             -
Investment in PBHG Insurance Series Fund, at fair value (note 2):
   PBHG Large Cap Growth Portfolio (2,210 shares; cost - $26,028)                                 -                -             -
   PBHG Growth Portfolio (1,829 shares; cost - $19,804)                                           -                -             -
Receivable from affiliate                                                                        47              768             -
Receivable for units sold                                                                         -                -             -
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                         $       46,255           94,851       163,847
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                                   18               37           568
Payable for units withdrawn                                                                       8                8             3
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                                26               45           571
-----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                               $       46,229           94,806       163,276
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                             3,169            6,188         9,543
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                             $        14.59            15.32         17.11
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 PBHG Insurance
                                                                                      Alger American              Series Fund
                                                                               --------------------------  ------------------------
                                                                                                                PBHG
                                                                                     Small                 Large Cap          PBHG
                                                                                       Cap        Growth      Growth     Growth II
Assets                                                                           Portfolio     Portfolio   Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series, at fair value (note 2):
   American Leaders Fund II (2,354 shares; cost - $43,154)                               -             -           -             -
   High Income Bond Fund II (8,592 shares; cost - $87,736)                               -             -           -             -
   Utility Fund II (11,466 shares; cost - $133,879)                                      -             -           -             -
Investment in Alger American, at fair value (note 2):
   Small Cap Portfolio (17,963 shares; cost - $812,937)                            785,901             -           -             -
   Growth Portfolio (20,074 shares; cost - $760,160)                                     -       858,363           -             -
Investment in PBHG Insurance Series Fund, at fair value (note 2):
   PBHG Large Cap Growth Portfolio (2,210 shares; cost - $26,028)                        -             -      26,120             -
   PBHG Growth Portfolio (1,829 shares; cost - $19,804)                                  -             -           -        19,662
Receivable from affiliate                                                           34,258         7,119         400             -
Receivable for units sold                                                                -             -           -         1,471
-----------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                       820,159       865,482      26,520        21,133
-----------------------------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                         314           333          10            33
Payable for units withdrawn                                                            150            37           2             -
-----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                      464           370          12            33
-----------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                             819,695       865,112      26,508        21,100
-----------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                   76,251        63,799       2,254         1,972
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                             10.75         13.56       11.76         10.70
-----------------------------------------------------------------------------------------------------------------------------------








LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Assets and Liabilities, Continued



---------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Janus Aspen Series
                                                                                      -------------------------------------------

                                                                                      Aggressive                      Worldwide
                                                                                          Growth           Growth        Growth
Assets                                                                                 Portfolio        Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (95,370 shares; cost - $1,908,924)              $    1,959,861                -             -
      Growth Portfolio (105,234 shares; cost - $1,689,937)                                     -        1,944,717             -
      Worldwide Growth Portfolio (131,053 shares; cost - $2,692,376)                           -                -     3,065,339
      Balanced Portfolio (36,099 shares; cost - $572,600)                                      -                -             -
      Flexible Income Portfolio (5,976 shares; cost - $70,239)                                 -                -             -
      International Growth Portfolio (17,080 shares; cost - $298,567)                          -                -             -
      Capital Appreciation Portfolio (683 shares; cost - $7,921)                               -                -             -
Receivable from affiliate                                                                 65,297           16,839        16,400
Receivable for units sold                                                                    812              193             -
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                      $    2,025,970        1,961,749     3,081,739
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                               778              751         1,178
Payable for units withdrawn                                                                    -                -         1,742
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                            778              751         2,920
---------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                            $    2,025,192        1,960,998     3,078,819
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                                        116,793          108,163       161,110
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                          $        17.34            18.13         19.11
---------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to financial statements



---------------------------------------------------------------------------------------------------------------------------------
                                                                                          Janus Aspen Series
                                                                         --------------------------------------------------------
                                                                                                                         --------
                                                                                           Flexible   International      Capital
                                                                             Balanced        Income         Growth   Appreciation
Assets                                                                      Portfolio     Portfolio      Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair value (note 2):
      Aggressive Growth Portfolio (95,370 shares; cost - $1,908,924)                -             -              -             -
      Growth Portfolio (105,234 shares; cost - $1,689,937)                          -             -              -             -
      Worldwide Growth Portfolio (131,053 shares; cost - $2,692,376)                -             -              -             -
      Balanced Portfolio (36,099 shares; cost - $572,600)                     630,652             -              -             -
      Flexible Income Portfolio (5,976 shares; cost - $70,239)                      -        70,394              -             -
      International Growth Portfolio (17,080 shares; cost - $298,567)               -             -        315,644             -
      Capital Appreciation Portfolio (683 shares; cost - $7,921)                    -             -              -          8618
Receivable from affiliate                                                       1,353           278          1,155             5
Receivable for units sold                                                         295             -          4,131             -
---------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                  632,300        70,672        320,930         8,623
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                                    236            22            122             3
Payable for units withdrawn                                                         -             -              -             -
---------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                 236            22            122             3
---------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to variable life policyholders                        632,064        70,650        320,808         8,620
---------------------------------------------------------------------------------------------------------------------------------

Outstanding units                                                              42,477         5,589         23,264           684
---------------------------------------------------------------------------------------------------------------------------------

Net asset value per unit                                                        14.88         12.64          13.79         12.60
---------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Operations



--------------------------------------------------------------------------------------------------------------------------

                                                 GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                                  ------------------------------------------------------------------------
                                                                 S&P 500                             Government
                                                                  Index                              Securities
                                                                   Fund                                 Fund
                                                  ---------------------------------- ------------------------------------
                                                           Year ended December 31,              Year ended December 31,
                                                         1997       1996       1995           1997       1996       1995
--------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $      88,899    751,436     20,611              -     31,170     18,835
     Expenses - Mortality and expense
        risk charges (note 3)                          17,405      9,854      5,975          2,085      2,175      1,930
--------------------------------------------------------------------------------------------------------------------------

Net investment income                                  71,494    741,582     14,636         (2,085)    28,995     16,905
--------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                       18,179     65,600     33,666          1,254        289      2,130
        Unrealized appreciation
            (depreciation) on investments             504,771   (498,697)   203,288         18,064    (28,379)    23,073
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                   522,950   (433,097)   236,954         19,318    (28,090)    25,203
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $     594,444    308,485    251,590         17,233        905     42,108
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------

                                                GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.)
                                            ------------------------------------------------------------------------------

                                                           Money Market                         Total Return
                                                               Fund                                 Fund
                                            ----------------------------------- ------------------------------------------
                                                      Year ended December 31,               Year ended December 31,
                                                    1997       1996       1995         1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                          107,705     97,157     64,373       456,798        846,101       210,985
     Expenses - Mortality and expense
        risk charges (note 3)                     13,717     15,476     12,610        24,218         20,200         9,371
--------------------------------------------------------------------------------------------------------------------------

Net investment income                             93,988     81,681     51,763       432,580        825,901       201,614
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
     investments:
        Net realized gain (loss)                 298,840   (325,593)    68,408       (54,073)        68,427        17,126
        Unrealized appreciation
            (depreciation) on investments       (300,439)   345,223    (25,977)      123,159       (708,053)       18,487
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                               (1,599)    19,630     42,431        69,086       (639,626)       35,613
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                              92,389    101,311     94,194       501,666        186,275       237,227
--------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II



----------------------------------------------------------------------------------------------------------------------------------

                                              GE Investments Funds, Inc. (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                    ------------------------------------------------------------------------------

                                                                 International                                Real Estate
                                                                  Equity Fund                                Securities Fund
                                                    ------------------------------------------ -----------------------------------
                                                                                  Period from
                                                                                   August 25,
                                                    Year ended      Year ended        1995 to    Year ended      Year ended
                                                  December 31,    December 31,   December 31,  December 31,    December 31,
                                                         1997             1996           1995          1997            1996
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                           $    8,566           1,884            176        20,680          1,678
     Expenses - Mortality and expense risk
        charges (note 3)                                 399             152             11           814             57
----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                  8,167           1,732            165        19,866          1,621
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on

      investments:
        Net realized gain                                654             510              4         2,800            381
        Unrealized appreciation (depreciation)
            on investments                            (5,290)           (839)           193        (2,725)         2,468
----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on
      investments                                     (4,636)           (329)           197            75          2,849
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations            $    3,531           1,403            362        19,941          4,470
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------

                                                                        GE Investments Funds, Inc.
                                                        (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                       -------------------------------------------------------------
                                                                            Global         Value
                                                       Real Estate          Income        Equity          Income
                                                      Securities Fund        Fund          Fund            Fund
                                                     -----------------  -------------- -------------- --------------
                                                       Period from       Period from    Period from     Period from
                                                         October 5,          June 18,       June 17,    December 12,
                                                           1995 to           1997 to        1997 to         1997 to
                                                       December 31,      December 31,   December 31,    December 31,
                                                              1995              1997           1997            1997
---------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                         22               461            115             992
     Expenses - Mortality and expense risk
        charges (note 3)                                         -                30             17             116
--------------------------------------------------------------------------------------------------------------------

Net investment income                                           22               431             98             876
--------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on investments:
        Net realized gain                                        -                35             (9)           (838)
        Unrealized appreciation (depreciation)
            on investments                                       4              (329)             1             523
---------------------------------------------------------------------------------------------------------------------

Net realized and unrealized (loss) gain on
      investments                                                4              (294)            (8)           (315)
---------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                          26               137             90             561
---------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II



-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Oppenheimer Variable Account Funds
                                               ------------------------------------------------------------------------------------

                                                                 Money                                        Bond
                                                                  Fund                                        Fund
                                               --------------------------------------- --------------------------------------------
                                                          Year ended December 31,                     Year ended December 31,
                                                    1997         1996            1995           1997          1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                      $        27          224             662         17,586        16,705           8,365
     Expenses - Mortality and expense
        risk charges (note 3)                          4           31              82          1,872         1,790             844
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                       23          193             580         15,714        14,915           7,521
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                       -            -               -            276           128             407
        Unrealized appreciation
            (depreciation) on investments              -            -               -          5,965        (3,916)          9,889
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                   -            -               -          6,241        (3,788)         10,296
-----------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets
      from operations                        $        23          193             580         21,955        11,127          17,817
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Oppenheimer Variable Account Funds
                                             --------------------------------------------------------------------------------------
                                                                  Capital
                                                                Appreciation                                 Growth
                                                                    Fund                                      Fund
                                             ------------------------------------------- ------------------------------------------
                                                           Year ended December 31,                   Year ended December 31,
                                                     1997           1996           1995         1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                           119,431         99,449          5,317       94,465         72,782         10,459
     Expenses - Mortality and expense
        risk charges (note 3)                      19,370         13,659         10,098       13,535          7,950          3,854
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   100,061         85,790         (4,781)      80,930         64,832          6,605
-----------------------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                  264,595        128,677         57,411      112,639         59,611         22,586
        Unrealized appreciation
            (depreciation) on investments         (89,502)       103,509        281,347      226,521        113,315        125,878
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                              175,093        232,186        338,758      339,160        172,926        148,464
-----------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets
      from operations                             275,154        317,976        333,977      420,090        237,758        155,069
-----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


Statements of Operations, Continued



---------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer Variable Account Funds (continued)
                                                                                  ------------------------------------------
                                                                                                High
                                                                                               Income
                                                                                                Fund
                                                                                 -------------------------------------------
                                                                                              Year ended December 31,
                                                                                      1997           1996          1995
----------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                    $       105,625         78,385        47,571
     Expenses - Mortality and expense risk charges (note 3)                          8,770          5,650         3,622
----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                                     96,855         72,735        43,949
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                                       11,476          8,045         1,112
     Unrealized appreciation (depreciation) on investments                          28,520         28,139        30,017
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                              39,996         36,184        31,129
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          $       136,851        108,919        75,078
----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------

                                                                          Oppenheimer Variable Account Funds (continued)
                                                                          --------------------------------------------------
                                                                                              Multiple
                                                                                             Strategies
                                                                                                Fund
                                                                          --------------------------------------------------
                                                                                         Year ended December 31,
                                                                                 1997          1996           1995
----------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                                                        45,313        33,554         35,104
     Expenses - Mortality and expense risk charges (note 3)                     4,459         3,353          3,322
----------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                                                40,854        30,201         31,782
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
     Net realized gain (loss)                                                  26,553        22,006          5,112
     Unrealized appreciation (depreciation) on investments                     27,703        14,047         48,453
----------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                         54,256        36,053         53,565
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              95,110        66,254         85,347
----------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II



-----------------------------------------------------------------------------------------------------------------------------------

                                                                            Variable Insurance Products Fund
                                                  ---------------------------------------------------------------------------------
                                                                                                             High
                                                                Money Market                                Income
                                                                 Portfolio                                 Portfolio
                                                  --------------------------------------- ------------------------------------------
                                                            Year ended December 31,                   Year ended December 31,
                                                       1997         1996            1995          1997         1996            1995
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $    31,897       17,813          34,581        16,812       24,435          12,908
     Expenses - Mortality and expense
        risk charges (note 3)                         1,948        2,449           4,231         1,461        1,779           1,682
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                      29,949       15,364          30,350        15,351       22,656          11,226
------------------------------------------------------------------------------------------------------------------------------------

Net   realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                          -            -               -        41,295        7,114           4,603
        Unrealized appreciation
            (depreciation) on investments                 -            -               -       (23,320)       1,632          25,411
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                       -            -               -        17,975        8,746          30,014
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                            $    29,949       15,364          30,350        33,326       31,402          41,240
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

                                                                        Variable Insurance Products Fund
                                            --------------------------------------------------------------------------------------
                                                             Equity-
                                                              Income                                     Growth
                                                            Portfolio                                   Portfolio
                                            ------------------------------------------- -------------------------------------------
                                                             Year ended December 31,                    Year ended December 31,
                                                    1997           1996           1995          1997           1996           1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                          339,803         85,939         72,375       135,480        213,091          9,023
     Expenses - Mortality and expense
        risk charges (note 3)                     30,384         17,180          8,801        30,276         25,014         16,541
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                  309,419         68,759         63,574       105,204        188,077         (7,518)
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                 125,398         98,124         44,633       193,439        342,839        237,960
        Unrealized appreciation
            (depreciation) on investments        539,549        149,934        255,114       566,792       (104,224)       415,406
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                              664,947        248,058        299,747       760,231        238,615        653,366
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                             974,366        316,817        363,321       865,435        426,692        645,848
-----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


-----------------------------------------------------------------------------------------------------------------------------------

                                                              Variable Insurance
                                                          Products Fund (continued)         Variable Insurance Products Fund II
                                                  -------------------------------------- -------------------------------------------
                                                                                                            Asset
                                                               Overseas                                    Manager
                                                              Portfolio                                   Portfolio
                                                  -------------------------------------- -------------------------------------------



                                                               Year ended December 31,                  Year ended December 31,
                                                       1997         1996            1995        1997          1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                         $   155,793       36,638           6,739     417,972       183,395          38,074
     Expenses - Mortality and expense
         risk charges (note 3)                       12,638       11,528           8,185      26,984        19,647          16,293
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     143,155       25,110          (1,446)    390,988       163,748          21,781
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                     95,087       39,291           6,569      68,861       105,006          25,753
        Unrealized appreciation
            (depreciation) on investments           (45,710)     126,664         107,430     222,652        98,064         313,566
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                                 49,377      165,955         113,999     291,513       203,070         339,319
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                           $   192,532      191,065         112,553     682,501       366,818         361,100
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                                                                                 Variable Insurance
                                              Variable Insurance Products Fund II                 Products Fund III
                                            ------------------------------------------- ------------------------------
                                                                                              Growth &         Growth
                                                            Contrafund                          Income  Opportunities
                                                            Portfolio                        Portfolio      Portfolio
                                            ------------------------------------------- ------------------------------
                                                                           Period from     Period from    Period from
                                                                           February 7,         May 30,        May 30,
                                              Year ended     Year ended        1995 to         1997 to        1997 to
                                            December 31,   December 31,   December 31,    December 31,   December 31,
                                                    1997           1996           1995            1997           1997
--------------------------------------------------------------------------------------- ------------------------------
Investment income:
     Income - Dividends                           33,739          2,964          3,470               -              -
     Expenses - Mortality and expense
         risk charges (note 3)                    11,153          4,608            700              45            148
----------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   22,586         (1,644)         2,770             (45)          (148)
----------------------------------------------------------------------------------------------------------------------

Net  realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                 198,947         14,028          2,651           1,642            472
        Unrealized appreciation
            (depreciation) on investments        135,687        119,895         12,626          (1,102)         3,433
----------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
      on investments                             334,634        133,923         15,277             540          3,905
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                            357,220        132,279         18,047             495          3,757
---------------------------------------------------------------------------------------------------------------------













LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statements of Operations, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Neuberger & Berman Advisers Management Trust
                                              -------------------------------------------------------------------------------------
                                                             Balanced                                      Bond
                                                             Portfolio                                   Portfolio
                                              ---------------------------------------- --------------------------------------------
                                                        Year ended December 31,                     Year ended December 31,
                                                    1997         1996            1995           1997          1996            1995
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                      $    16,310       41,530           5,568          4,664         7,068           2,839
     Expenses - Mortality and expense
         risk charges (note 3)                     1,723        1,799           1,863            462           581             491
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                   14,587       39,731           3,705          4,202         6,487           2,348
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                  36,568        4,564           5,430           (162)           38             450
        Unrealized appreciation
            (depreciation) on investments        (14,898)     (28,989)         43,147            (48)       (3,678)          3,567
-----------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                               21,670      (24,425)         48,577           (210)       (3,640)          4,017
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                        $    36,257       15,306          52,282          3,992         2,847           6,365
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------

                                             Neuberger & Berman Advisers Management Trust
                                             ---------------------------------------------
                                                                 Growth
                                                                Portfolio
                                             ---------------------------------------------
                                                              Year ended December 31,
                                                     1997           1996           1995
------------------------------------------------------------------------------------------
Investment income:
     Income - Dividends                            11,458         13,580          4,462
     Expenses - Mortality and expense
         risk charges (note 3)                        982          1,005          1,076
------------------------------------------------------------------------------------------

Net investment income (expense)                    10,476         12,575          3,386
------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments:
        Net realized gain (loss)                   37,624          4,264          6,665
        Unrealized appreciation
            (depreciation) on investments         (18,849)        (6,024)        29,994
------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
     on investments                                18,775         (1,760)        36,659
------------------------------------------------------------------------------------------

Increase (decrease) in net assets
      from operations                              29,251         10,815         40,045
------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II


                                                                                Federated Investors
                                                                                  Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          High
                                                       American                          Income
                                                       Leaders                            Bond                      Utility
                                                       Fund II                           Fund II                    Fund II
---------------------------------------------------------------------------------------------------------------------------------
                                                            Period from                                               Period from
                                                             August 14,                                               October 31,
                                              Year ended 1996 to Year ended Year
                                             ended 1995 to Year ended December
                                             31, December 31, December 31,
                                             December 31, December 31, December
                                             31,
                                                     1997          1996           1997           1996        1995        1997
------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income - Dividends                         $       148             9          3,619          1,592           7       4,929
   Expenses - Mortality and expense
      risk charges (note 3)                           113             2            656            127           1         860
------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                        35             7          2,963          1,465           6       4,069
------------------------------------------------------------------------------------------------------------------------------


Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                        598             4            836             51           -       1,782
      Unrealized appreciation
         (depreciation) on investments              3,025            29          5,274          1,038          35      25,287


Net realized and unrealized gain (loss)
     on investments                                 3,623            33          6,110          1,089          35      27,069
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                          $     3,658            40          9,073          2,554          41      31,138
------------------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------



                                                Utility Fund II
----------------------------------------------------------------------------
                                                         Period from
                                                            March 22,
                                                          Year ended
                                           Year ended         1995 to
                                          December 31,    December 31,
                                                  1996           1995
----------------------------------------------------------------------------
Investment income:
   Income - Dividends                            2,283            862
   Expenses - Mortality and expense
      risk charges (note 3)                        364            132
----------------------------------------------------------------------------

Net investment income (expense)                  1,919            730
----------------------------------------------------------------------------


Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss)                   2,332            167
      Unrealized appreciation
         (depreciation) on investments             700          3,982


Net realized and unrealized gain (loss)
     on investments                              3,032          4,149
----------------------------------------------------------------------------

Increase (decrease) in net assets
     from operations                             4,951          4,879
----------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

                                                                               Alger American
---------------------------------------------------------------------------------------------------------------------------------

                                      Small
                                                                    Cap                                                 Growth
                                                                 Portfolio                                            Portfolio
                                              -----------------------------------------------------------------------------------
                                                                                Period from
                                                                                 October 11,
                                                 Year ended      Year ended          1995 to         Year ended       Year ended
                                               December 31,    December 31,     December 31,       December 31,     December 31,
                                                    1997            1996             1995               1997             1996
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                          $    23,157             502                -             10,016            3,815
    Expenses - Mortality and expense
       risk charges (note 3)                          5,518           1,659               24              7,350            2,350
---------------------------------------------------------------------------------------------------------------------------------


 Net investment income (expense)                     17,639          (1,157)             (24)             2,666            1,465
---------------------------------------------------------------------------------------------------------------------------------


 Net realized and unrealized gain (loss) on investments:
         Net realized gain (loss)                   109,665           4,156              (52)           103,893            1,107
         Unrealized appreciation
             (depreciation) on investments          (21,855)         (4,745)            (436)           100,012           (1,956)
---------------------------------------------------------------------------------------------------------------------------------


  Net realized and unrealized gain (loss)
      on investments                                 87,810            (589)            (488)           203,905             (849)
---------------------------------------------------------------------------------------------------------------------------------


  Increase (decrease) in net assets
      from operations                           $   105,449          (1,746)            (512)           206,571              616
---------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                                               PBHG Insurance
                                                                Series Fund
------------------------------------------------------------------------------------------------
                                                                           PBHG
                                                                      Large Cap          PBHG
                                                                         Growth     Growth II
                                                                      Portfolio     Portfolio
                                              --------------------------------------------------
                                                  Period from       Period from   Period from
                                                  October 23,           May 30,       May 30,
                                                      1995 to           1997 to       1997 to
                                                 December 31,      December 31,  December 31,
                                                         1995              1997          1997
------------------------------------------------------------------------------------------------
 Investment income:
     Income - Dividends                                     -                   -             -
     Expenses - Mortality and expense
        risk charges (note 3)                              12                  63            43
------------------------------------------------------------------------------------------------


  Net investment income (expense)                         (12)                (63)          (43)
------------------------------------------------------------------------------------------------


  Net realized and unrealized gain (loss) on investments:
          Net realized gain (loss)                          7                  584           34
          Unrealized appreciation
              (depreciation) on investments               147                   92         (142)
------------------------------------------------------------------------------------------------


   Net realized and unrealized gain (loss)
       on investments                                     154                  676         (108)
------------------------------------------------------------------------------------------------


   Increase (decrease) in net assets
       from operations                                    142                  613         (151)
------------------------------------------------------------------------------------------------


                                                                         Janus Aspen Series
                                             --------------------------------------------------------------------------
                                                   Aggressive Growth Portfolio                 Growth Portfolio
                                             ---------------------------------------   --------------------------------
                                                     Year ended December 31,               Year ended December 31,
                                                 1997           1996         1995         1997        1996       1995
                                             ------------   -----------   ----------   ---------   ---------   --------
Investment income:
 Income -- Dividends .....................    $      --         9,052        7,589       47,255      21,456      7,206
 Expenses -- Mortality and expense risk
   charges (note 3) ......................       10,376         6,061        3,092       11,319       5,068      1,335
                                              ---------         -----        -----       ------      ------      -----
Net investment income (expense) ..........      (10,376)        2,991        4,497       35,936      16,388      5,871
                                              ---------         -----        -----       ------      ------      -----
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss) ................      202,593        49,684       24,104       94,811      21,606      8,766
 Unrealized appreciation (depreciation) on
   investments ...........................      (21,456)       (6,584)      74,041      155,268      67,602     33,088
                                              ---------        ------       ------      -------      ------     ------
Net realized and unrealized gain (loss) on
 investments .............................      181,137        43,100       98,145      250,079      89,208     41,854
                                              ---------        ------       ------      -------      ------     ------
Increase (decrease) in net assets from
 operations ..............................    $ 170,761        46,091      102,642      286,015     105,596     47,725
                                              =========        ======      =======      =======     =======     ======

                      LIFE OF VIRGINIA SEPARATE ACCOUNT II


                      STATEMENTS OF CHANGES IN NET ASSETS



                                                                Janus Aspen Series (continued)
                                          ---------------------------------------------------------------------------
                                            Worldwide Growth Portfolio                Balanced Portfolio
                                          ------------------------------- -------------------------------------------
                                                                                                         Period from
                                                                                                         November 14,
                                                                            Year ended     Year ended      1995 to
                                              Year ended December 31,      December 31,   December 31,   December 31,
                                             1997       1996      1995         1997           1996           1995
                                          ---------- --------- ---------- -------------- -------------- -------------
Investment income:
 Income -- Dividends ....................  $ 35,818    17,129     1,537       12,092          3,497           584
 Expenses -- Mortality and expense
   risk charges (note 3) ................    16,118     6,046     2,178        2,145            931            66
                                           --------    ------     -----       ------          -----           ---
Net investment income (expense) .........    19,700    11,083      (641)       9,947          2,566           518
                                           --------    ------     -----       ------          -----           ---
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss) ...............    89,852   102,324     8,523        8,229          2,098           395
 Unrealized appreciation (depreciation)
   on investments .......................   251,916    66,974    56,274       41,009         14,575         2,467
                                           --------   -------    ------       ------         ------         -----
Net realized and unrealized gain (loss)
 on investments .........................   341,768   169,298    64,797       49,238         16,673         2,862
                                           --------   -------    ------       ------         ------         -----
Increase (decrease) in net assets from
 operations .............................  $361,468   180,381    64,156       59,185         19,239         3,380
                                           ========   =======    ======       ======         ======         =====


                                                                    Janus Aspen Series (continued)
                                       ----------------------------------------------------------------------------------------
                                                                                                                     Capital
                                                                                        International Growth       Appreciation
                                                Flexible Income Portfolio                     Portfolio             Portfolio
                                       -------------------------------------------- ----------------------------- -------------
                                                                       Period from                   Period from   Period from
                                                                      December 20,                     July 9,       May 21,
                                         Year ended     Year ended       1995 to      Year ended       1996 to       1997 to
                                        December 31,   December 31,   December 31,   December 31,   December 31,   December 31,
                                            1997           1996           1995           1997           1996           1997
                                       -------------- -------------- -------------- -------------- -------------- -------------
Investment income:
 Income -- Dividends .................     $3,492           541            1             1,716            136          27
 Expenses -- Mortality and
   expense risk charges (note 3) .....        240            34           --             1,442             40          34
                                           ------           ---           --             -----            ---          --
Net investment income (expense) ......      3,252           507            1               274             96            (7)
                                           ------           ---           --             -----            ---          -----
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) ............        305            13           --             5,037            152          106
 Unrealized appreciation
   (depreciation) on investments .....         72            83             (1)         16,037          1,040          697
                                           ------           ---           -----         ------          -----          ----
Net realized and unrealized gain
 (loss) on investments ...............        377            96             (1)         21,074          1,192          803
                                           ------           ---           -----         ------          -----          ----
Increase (decrease) in net assets
 from operations .....................     $3,629           603           --            21,348          1,288          796
                                           ======           ===           ====          ======          =====          ====

                See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       GE Investments Funds, Inc.
                                                                            (formerly Life of Virginia Series Fund, Inc.)
                                                                 ------------------------------------------------------------------
                                                                             S&P 500                          Government
                                                                              Index                           Securities
                                                                               Fund                              Fund
                                                                 ----------------------------------  ------------------------------
                                                                         Year ended December 31,         Year ended December 31,
                                                                        1997     1996        1995       1997       1996     1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income                                       $     71,494   741,582      14,636     (2,085)    28,995   16,905
    Net realized gain (loss)                                          18,179    65,600      33,666      1,254        289    2,130
    Unrealized appreciation (depreciation) on investments            504,771  (498,697)    203,288     18,064    (28,379)  23,073
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                    594,444   308,485     251,590     17,233        905   42,108
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                     496,133   308,147     205,386     36,517     37,229   37,525
    Loan interest                                                     (2,663)     (455)       (592)       290        878      244
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                               (146,232)   (1,955)          -          -          -        -
       Surrenders                                                    (28,437)  (15,204)    (35,272)   (15,385)    (3,155)       -
       Loans                                                         (12,720)  (16,280)         33     (4,137)    (2,302)       -
       Cost of insurance and administrative expense (note 3)        (235,713) (158,228)   (112,723)   (23,090)   (23,586) (22,993)
       Transfer gain (loss) and transfer fees                           (793)      109       1,890       (675)       (75)    (368)
    Interfund transfers                                              954,081   289,390      91,482   (322,397)   (18,963)  21,812
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        1,023,656   405,524     150,204   (328,877)    (9,974)  36,220
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                  1,618,100   714,009     401,794   (311,644)    (9,069)  78,328

Net assets at beginning of year                                    1,789,889  1,075,880    674,086    311,644    320,713  242,385
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       $  3,407,989  1,789,889  1,075,880          -    311,644  320,713
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      GE Investments Funds, Inc.
                                                                             (formerly Life of Virginia Series Fund, Inc.)
                                                                 -------------------------------------------------------------------
                                                                               Money Market                      Total Return
                                                                                  Fund                               Fund
                                                                  ------------------------------------ -----------------------------
                                                                           Year ended December 31,          Year ended December 31,
                                                                       1997        1996         1995       1997      1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income                                            93,988      81,681       51,763    432,580   825,901    201,614
    Net realized gain (loss)                                        298,840    (325,593)      68,408    (54,073)   68,427     17,126
    Unrealized appreciation (depreciation) on investments          (300,439)    345,223      (25,977)   123,159  (708,053)    18,487
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                    92,389     101,311       94,194    501,666   186,275    237,227
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                  3,634,434   5,619,954    5,903,130    169,809   143,160   180,914
    Loan interest                                                    (3,118)     (1,840)         (33)      (299)     (178)     (130)
    Transfers (to) from the general account of Life of Virginia:
       Death benefits                                               (15,944)     (1,302)           -     (7,452)  (25,232)         -
       Surrenders                                                   (10,646)     (7,042)     (25,025)   (14,564)  (14,027)  (22,038)
       Loans                                                         (5,231)    (59,410)         215     (3,824)   (6,948)   (6,501)
       Cost of insurance and administrative expense (note 3)       (284,457)   (257,113)    (201,089)  (357,384) (339,757) (173,014)
       Transfer gain (loss) and transfer fees                      (233,325)    (28,760)    (164,726)    39,224   125,446    105,770
    Interfund transfers                                           (3,317,791) (4,363,145) (5,222,614)    (2,809)  124,895  2,309,889
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        (236,078)    901,342      289,858   (177,299)    7,359  2,394,890
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                  (143,689)  1,002,653      384,052    324,367   193,634  2,632,117

Net assets at beginning of year                                   2,405,605   1,402,952    1,018,900  3,279,301 3,085,667    453,550
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                         2,261,916   2,405,605    1,402,952  3,603,668 3,279,301  3,085,667
------------------------------------------------------------------------------------------------------------------------------------





LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets, Continued




------------------------------------------------------------------------------------------------------------------------------------

                                                                                           GE Investments Funds, Inc.
                                                                       (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                                      --------------------------------------------------------------

                                                                                      International                   Real Estate
                                                                                       Equity Fund                  Securities Fund
                                                                          -------------------------------------- -------------------
                                                                                                     Period from
                                                                                                       August 25,
                                                                             Year ended  Year ended      1995 to       Year ended
                                                                           December 31,  December 31, December 31,    December 31,
                                                                              1997           1996         1995                1997
------------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
From operations:
    Net investment income                                              $          8,167        1,732         165           19,866
    Net realized gain                                                               654          510           4            2,800
    Unrealized appreciation (depreciation) on investments                        (5,290)        (839)        193           (2,725)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                            3,531        1,403         362           19,941

From capital transactions:
    Net premiums                                                                 23,197       18,822       3,961           79,557
    Loan interest                                                                     4            7           -                2
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                               -            -           -                -
         Surrenders                                                                (904)      (1,403)          -             (692)
         Loans                                                                     (289)        (229)          -             (874)
         Cost of insurance and administrative expense (note 3)                   (5,480)      (3,119)       (316)         (17,806)
         Transfer gain (loss) and transfer fees                                  (1,837)          86          (5)             300
    Interfund transfers                                                          22,059       10,273       5,381           89,769
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                 36,750       24,437       9,021          150,256
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                           40,281       25,840       9,383          170,197

Net assets at beginning of period                                                35,223        9,383           -           30,212
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            $         75,504       35,223       9,383          200,409
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------

                                                                                  GE Investments Funds, Inc.
                                                                    (formerly Life of Virginia Series Fund, Inc.) (continued)
                                                           --------------------------------------------------------------------
                                                                                          Global        Value
                                                                 Real Estate              Income        Equity        Income
                                                                Securities Fund            Fund          Fund          Fund
                                                             -----------------------    ----------   -----------   ------------
                                                                           Period from  Period from  Period from   Period from
                                                                           October 5,    June 18,      June 17,    December 12,
                                                              Year ended     1995 to      1997 to       1997 to       1997 to
                                                             December 31, December 31, December 31,   December 31, December 31,
                                                                1996          1995          1997          1997        1997
-------------------------------------------------------------------------------------------------------------------------------
Increase in net assets
From operations:
    Net investment income                                      1,621            22           431            98           876
    Net realized gain                                            381             -            35            (9)         (838)
    Unrealized appreciation (depreciation) on investments      2,468             4          (329)            1           523
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                         4,470            26           137            90           561

From capital transactions:
    Net premiums                                              15,327           143         1,293         5,797           735
    Loan interest                                                  -             -             -             2            12
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                            -             -             -             -             -
         Surrenders                                             (347)            -             -             -             -
         Loans                                                     -             -          (243)            -             -
         Cost of insurance and administrative expense
          (note 3)                                            (1,892)          (31)         (373)       (1,002)       (1,655)
         Transfer gain (loss) and transfer fees                  190             2            (9)           35           (30)
    Interfund transfers                                       12,060           264         8,418         8,637       378,428
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions              25,338           378         9,086        13,469       377,490
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                        29,808           404         9,223        13,559       378,051

Net assets at beginning of period                                404             -             -             -             -
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                   30,212           404         9,223        13,559       378,051
-------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II




------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Oppenheimer Variable Account Funds
                                                                  ------------------------------------------------------------------

                                                                           Money                                Bond
                                                                            Fund                                Fund
                                                                  -------------------------------- ---------------------------------
                                                                            Year ended December 31,         Year ended December 31,
                                                                     1997     1996        1995       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                            $       23      193         580     15,714     14,915      7,521
    Net realized gain (loss)                                            -        -           -        276        128        407
    Unrealized appreciation (depreciation) on investments               -        -           -      5,965     (3,916)     9,889
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                      23      193         580     21,955     11,127     17,817

From capital transactions:
    Net premiums                                                      111        -       7,628     56,837     41,062     36,446
    Loan interest                                                       -        -           -        (13)        (2)         1
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 -        -           -          -          -          -
         Surrenders                                                     -        -        (954)   (17,569)    (3,478)    (1,208)
         Loans                                                          -        -           -     (2,018)         -       (134)
         Cost of insurance and administrative expense (note 3)       (205)    (997)     (1,976)   (23,294)   (21,145)   (15,526)
         Transfer gain (loss) and transfer fees                        15       (8)        (12)    (1,279)         6        (54)
    Interfund transfers                                              (651) (10,491)     (3,849)   (12,046)    50,864     63,844
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          (730) (11,496)        837        618     67,307     83,369
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                    (707) (11,303)      1,417     22,573     78,434    101,186

Net assets at beginning of year                                       707   12,010      10,593    269,840    191,406     90,220
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $        -      707      12,010    292,413    269,840    191,406
------------------------------------------------------------------------------------------------------------------------------------



                                                                --------------------------------------------------------------------
                                                                                  Oppenheimer Variable Account Funds

                                                                --------------------------------------------------------------------
                                                                              Capital
                                                                           Appreciation                            Growth
                                                                               Fund                                 Fund
                                                                -----------------------------------   ------------------------------
                                                                       Year ended December 31,             Year ended December 31,
                                                                     1997       1996       1995          1997       1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                            $  100,061     85,790     (4,781)       80,930     64,832     6,605
    Net realized gain (loss)                                      264,595    128,677     57,411       112,639     59,611    22,586
    Unrealized appreciation (depreciation) on investments         (89,502)   103,509    281,347       226,521    113,315   125,878
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                 275,154    317,976    333,977       420,090    237,758   155,069

From capital transactions:
    Net premiums                                                  794,773    615,934    394,900       460,957    310,615   175,911
    Loan interest                                                     305       (174)      (114)         (541)      (155)       12
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                              (313)         -     (2,168)            -     (3,934)   (2,519)
         Surrenders                                               (41,954)  (128,744)   (58,441)      (69,141)   (18,216)   (7,126)
         Loans                                                    (38,517)    (8,425)    (9,348)      (12,664)   (21,680)   (5,542)
         Cost of insurance and administrative expense (note 3)   (307,499)  (242,592)  (174,402)     (176,831)  (107,526)  (61,493)
         Transfer gain (loss) and transfer fees                    13,531      6,908     (5,711)       (4,635)    (1,119)    2,839
    Interfund transfers                                            61,532    270,794    151,112       180,805    266,465   216,857
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions       481,858    513,701    295,828       377,950    424,450   318,939
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                 757,012    831,677    629,805       798,040    662,208   474,008

Net assets at beginning of year                                 2,342,064  1,510,387    880,582     1,479,873    817,665   343,657
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $3,099,076  2,342,064  1,510,387     2,277,913  1,479,873   817,665
-----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II

Statement of Changes in Net Assets, Continued



-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Oppenheimer Variable Account Funds (continued)
                                                                  -----------------------------------------------------------------
                                                                                   High                                Multiple
                                                                                  Income                              Strategies
                                                                                   Fund                                  Fund
                                                                  ------------------------------------ ----------------------------
                                                                         Year ended December 31,           Year ended December 31,
                                                                        1997      1996       1995       1997       1996       1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income                                      $      96,855    72,735     43,949     40,854     30,201     31,782
    Net realized gain (loss)                                          11,476     8,045      1,112     26,553     22,006      5,112
    Unrealized appreciation (depreciation) on investments             28,520    28,139     30,017     27,703     14,047     48,453
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                    136,851   108,919     75,078     95,110     66,254     85,347
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                     359,877   311,435    225,228    132,071    122,291    183,632
    Loan interest                                                        (10)       16        179       (129)       (18)       (48)
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                    -   (18,532)      (386)         -    (17,498)         -
         Surrenders                                                  (19,540)   (7,723)   (26,138)   (51,445)  (183,972)   (11,026)
         Loans                                                       (25,149) (133,614)    (3,839)    (4,961)      (729)      (617)
         Cost of insurance and administrative expense (note 3)      (162,386)      559   (106,764)   (65,223)   (50,034)   (67,361)
         Transfer gain (loss) and transfer fees                          944   111,802        692        (84)     6,336       (572)
    Interfund transfers                                              367,417         -    132,318    (13,534)    87,158     52,156
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions          521,153   263,943    221,290     (3,305)   (36,466)   156,164
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                               658,004   372,862    296,368     91,805     29,788    241,511

Net assets at beginning of year                                      992,747   619,885    323,517    574,661    544,873    303,362
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $   1,650,751   992,747    619,885    666,466    574,661    544,873
-----------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II



------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Variable Insurance Products Fund
                                                                 -------------------------------------------------------------------
                                                                                                                      High
                                                                             Money Market                            Income
                                                                              Portfolio                             Portfolio
                                                                 ------------------------------------- -----------------------------
                                                                        Year ended December 31,           Year ended December 31,
                                                                     1997       1996        1995       1997       1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                            $   29,949     15,364      30,350     15,351     22,656     11,226
    Net realized gain (loss)                                            -          -           -     41,295      7,114      4,603
    Unrealized appreciation (depreciation) on investments               -          -           -    (23,320)     1,632     25,411
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                  29,949     15,364      30,350     33,326     31,402     41,240
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                        -      1,850      96,485        208          -     91,883
    Loan interest                                                     (34)       (14)        102        (41)       (22)       245
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                 -          -           -          -          -       (393)
         Surrenders                                                    (2)   (19,871)     (2,975)    (2,471)   (36,177)    (6,219)
         Loans                                                     (1,093)    (1,250)          -     (1,664)    (2,449)         -
         Cost of insurance and administrative expense
            (note 3)                                              (18,137)   (30,816)    (65,636)   (16,918)   (30,421)   (49,478)
         Transfer gain (loss) and transfer fees                   (15,912)    (5,041)       (991)     1,294       (553)       373
    Interfund transfers                                          (310,424)   (89,691)   (162,335)  (226,946)   (34,288)    36,951
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions      (345,602)  (144,833)   (135,350)  (246,538)  (103,910)    73,362
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                (315,653)  (129,469)   (105,000)  (213,212)   (72,508)   114,602

Net assets at beginning of year                                   315,653    445,122     550,122    213,212    285,720    171,118
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $        -    315,653     445,122          -    213,212    285,720
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Variable Insurance Products Fund
                                                                  ------------------------------------------------------------------
                                                                                Equity-
                                                                                 Income                          Growth
                                                                                Portfolio                       Portfolio
                                                                  --------------------------------- --------------------------------
                                                                          Year ended December 31,         Year ended December 31,
                                                                       1997       1996        1995       1997      1996      1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
    Net investment income (expense)                            $    309,419     68,759      63,574    105,204    188,077     (7,518)
    Net realized gain (loss)                                        125,398     98,124      44,633    193,439    342,839    237,960
    Unrealized appreciation (depreciation) on investments           539,549    149,934     255,114    566,792   (104,224)   415,406
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   974,366    316,817     363,321    865,435    426,692    645,848
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                                  1,111,418    923,240     487,170  1,063,353    928,744    621,255
    Loan interest                                                       623        (54)         34       (786)      (476)    (2,442)
    Transfers (to) from the general account of Life of Virginia:
         Death benefits                                                (276)   (22,109)          -    (12,511)   (24,929)    (2,486)
         Surrenders                                                 (74,706)  (120,408)    (19,474)  (119,903)  (179,684)   (78,450)
         Loans                                                      (43,806)   (12,984)     (4,694)  (102,452)   (72,457)     5,101
         Cost of insurance and administrative expense
            (note 3)                                               (475,456)  (336,646)   (199,167)  (468,850)  (419,528)  (324,187)
         Transfer gain (loss) and transfer fees                      21,702     18,395       3,592       (321)    34,069    (20,621)
    Interfund transfers                                             662,909    643,935     410,782    127,136    (78,376)   590,049
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions        1,202,408  1,093,369    678,243    485,666    187,363    788,219
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                  2,176,774  1,410,186  1,041,564  1,351,101    614,055  1,434,067

Net assets at beginning of year                                    3,220,818  1,810,632    769,068  3,610,646  2,996,591  1,562,524
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                      $   5,397,592  3,220,818  1,810,632  4,961,747  3,610,646  2,996,591
------------------------------------------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Variable Insurance
                                                                                                  Products Fund (continued)
                                                                                   -------------------------------------------------

                                                                                                         Overseas
                                                                                                         Portfolio
                                                                                   ------------------------------------------------



                                                                                               Year ended December 31,
                                                                                          1997                1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                             $         143,155             25,110       (1,446)
     Net realized gain (loss)                                                               95,087             39,291        6,569
     Unrealized appreciation (depreciation) on investments                                 (45,710)           126,664      107,430
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                          192,532            191,065      112,553
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                          366,213            455,202      445,508
     Loan interest                                                                            (656)               (10)         (29)
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                                  (264)            (3,636)           -
              Surrenders                                                                   (78,977)           (76,054)     (19,836)
              Loans                                                                        (29,580)           (29,577)      (7,544)
              Cost of insurance and administrative expense
                   (note 3)                                                               (181,619)          (199,651)    (190,510)
              Transfer gain (loss) and transfer fees                                         2,923              5,668      (13,025)
     Interfund transfers                                                                  (292,022)            (2,943)     233,172
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                               (213,982)           148,999      447,736
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                                     (21,450)           340,064      560,289

Net assets at beginning of period                                                        1,760,630          1,420,566      860,277
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                      $       1,739,180          1,760,630    1,420,566
------------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------


                                                                               Variable Insurance Products Fund II
                                                                     --------------------------------------------------------
                                                                                             Asset
                                                                                            Manager
                                                                                           Portfolio
                                                                     -------------------------------------------------------



                                                                                    Year ended December 31,
                                                                              1997               1996             1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                          390,988            163,748             21,781
     Net realized gain (loss)                                                  68,861            105,006             25,753
     Unrealized appreciation (depreciation) on investments                    222,652             98,064            313,566
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             682,501            366,818            361,100
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                             644,004            695,446            756,041
     Loan interest                                                               (381)               (44)               209
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                        -            (22,120)            (1,919)
              Surrenders                                                     (122,367)          (107,389)           (51,751)
              Loans                                                           (29,206)                70            (20,572)
              Cost of insurance and administrative expense
                   (note 3)                                                  (329,030)          (341,676)          (352,049)
              Transfer gain (loss) and transfer fees                           12,971                (36)            (3,037)
     Interfund transfers                                                      430,161           (462,667)           294,547
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   606,152           (238,416)           621,469
-----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      1,288,653            128,402            982,569

Net assets at beginning of period                                           2,880,752          2,752,350          1,769,781
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 4,169,405          2,880,752          2,752,350
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------


                                                                      Variable Insurance Products Fund II (continued)
                                                                  -------------------------------------------------------

                                                                                      Contrafund
                                                                                       Portfolio
                                                                  ------------------------------------------------------
                                                                                                             Period from
                                                                                                             February 7,
                                                                          Year ended         Year ended          1995 to
                                                                        December 31,       December 31,     December 31,
                                                                                1997               1996             1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                        22,586            (1,644)             2,770
     Net realized gain (loss)                                              198,947            14,028              2,651
     Unrealized appreciation (depreciation) on investments                 135,687           119,895             12,626
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                          357,220           132,279             18,047
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                          617,546           331,802            104,232
     Loan interest                                                            (140)              107                  4
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                (5,439)                -                  -
              Surrenders                                                   (90,538)           (8,625)                 -
              Loans                                                        (13,250)           (4,921)              (396)
              Cost of insurance and administrative expense
                   (note 3)                                               (207,378)          (91,674)           (18,015)
              Transfer gain (loss) and transfer fees                        17,537             1,153              3,247
     Interfund transfers                                                   292,298           398,084            180,143
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                610,636           625,926            269,215
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                     967,856           758,205            287,262

Net assets at beginning of period                                        1,045,467           287,262                  -
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                              2,013,323         1,045,467            287,262
-------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------

                                                                                 Variable Insurance
                                                                                   Products Fund III
                                                                  -----------------------------------
                                                                          Growth &            Growth
                                                                            Income     Opportunities
                                                                         Portfolio         Portfolio
                                                                  -----------------------------------
                                                                       Period from        Period from
                                                                            May 30,           May 30,
                                                                            1997 to           1997 to
                                                                       December 31,      December 31,
                                                                               1997              1997
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                           (45)             (148)
     Net realized gain (loss)                                                1,642               472
     Unrealized appreciation (depreciation) on investments                  (1,102)            3,433
-----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              495             3,757
-----------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            5,448             6,899
     Loan interest                                                               -                 -
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                     -                 -
              Surrenders                                                         -                 -
              Loans                                                              -                 -
              Cost of insurance and administrative expense
                   (note 3)                                                 (1,504)           (1,447)
              Transfer gain (loss) and transfer fees                         1,159               860
     Interfund transfers                                                    41,761            61,508
-----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                 46,864            67,820
-----------------------------------------------------------------------------------------------------

Increase in net assets                                                      47,359            71,577

Net assets at beginning of period                                                -                 -
-----------------------------------------------------------------------------------------------------

Net assets at end of period                                                 47,359            71,577
-----------------------------------------------------------------------------------------------------

LIFE OF VIRGINIA SEPARATE ACCOUNT II

-----------------------------------------------------------------------------------------------------------------------------

                                                                               Neuberger & Berman Advisers Management Trust
                                                                       ------------------------------------------------------
                                                                                             Balanced
                                                                                             Portfolio
                                                                       -----------------------------------------------------
                                                                                           Year ended December 31,
                                                                                  1997               1996              1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 $          14,587             39,731             3,705
     Net realized gain (loss)                                                   36,568              4,564             5,430
     Unrealized appreciation (depreciation) on investments                     (14,898)           (28,989)           43,147
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                               36,257             15,306            52,282
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                  321                  -            52,871
     Loan interest                                                                 (32)                (7)                6
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                         -            (16,809)           (1,989)
              Surrenders                                                       (12,775)            (3,543)           (3,754)
              Loans                                                             (1,513)                 -              (305)
              Cost of insurance and administrative expense
                   (note 3)                                                    (11,724)           (16,515)          (24,013)
              Transfer gain (loss) and transfer fees                              (153)              (143)                7
     Interfund transfers                                                      (254,395)           (26,358)            5,186
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (280,271)           (63,375)           28,009
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             (244,014)           (48,069)           80,291

Net assets at beginning of year                                                244,014            292,083           211,792
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            $               -            244,014           292,083
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------

                                                                     Neuberger & Berman Advisers Management Trust (continued)
                                                                     --------------------------------------------------------
                                                                                             Bond
                                                                                           Portfolio
                                                                     --------------------------------------------------------
                                                                                            Year ended December 31,
                                                                                 1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                            4,202              6,487              2,348
     Net realized gain (loss)                                                    (162)                38                450
     Unrealized appreciation (depreciation) on investments                        (48)            (3,678)             3,567
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                               3,992              2,847              6,365
-----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                   -                  -             37,211
     Loan interest                                                                  -                  -                  -
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                        -                  -                  -
              Surrenders                                                          (61)                 -             (3,175)
              Loans                                                                 -                  -                  -
              Cost of insurance and administrative expense
                   (note 3)                                                    (1,655)            (3,975)            (6,373)
              Transfer gain (loss) and transfer fees                           (1,438)               (55)              (170)
     Interfund transfers                                                      (80,382)           (11,128)             5,181
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                   (83,536)           (15,158)            32,674
-----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                             (79,544)           (12,311)            39,039

Net assets at beginning of year                                                79,544             91,855             52,816
-----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                           -             79,544             91,855
-----------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------

                                                                          Neuberger & Berman Advisers Management Trust (continued)
                                                                          --------------------------------------------------------
                                                                                                   Growth
                                                                                                 Portfolio
                                                                            ------------------------------------------------------
                                                                                                 Year ended December 31,
                                                                                        1997              1996               1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                                  10,476            12,575              3,386
     Net realized gain (loss)                                                         37,624             4,264              6,665
     Unrealized appreciation (depreciation) on investments                           (18,849)           (6,024)            29,994
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                     29,251            10,815             40,045
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                        578                30             43,607
     Loan interest                                                                      (111)             (118)                 2
     Transfers (to) from the general account of Life of Virginia:
              Death benefits                                                               -                 -                  -
              Surrenders                                                              (3,450)                -             (9,384)
              Loans                                                                   (1,168)           (4,361)            (1,132)
              Cost of insurance and administrative expense
                   (note 3)                                                           (6,896)           (8,829)           (13,364)
              Transfer gain (loss) and transfer fees                                   2,241               273               (357)
     Interfund transfers                                                            (154,994)          (24,783)            (2,815)
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from capital transactions                         (163,800)          (37,788)            16,557
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                                                   (134,549)          (26,973)            56,602

Net assets at beginning of year                                                      134,549           161,522            104,920
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                                                  -           134,549            161,522
----------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Federated Investors
                                                                                    Insurance Series
                                                                          ---------------------------------

                                                                                             American
                                                                                              Leaders
                                                                                              Fund II
                                                                         ----------------------------------
                                                                                                Period from
                                                                                                 August 14,
                                                                                Year ended          1996 to
                                                                              December 31,     December 31,
                                                                                    1997               1996
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                  $               35                 7
     Net realized gain (loss)                                                        598                 4
     Unrealized appreciation (depreciation) on investments                         3,025                29
--------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                  3,658                40
--------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                 26,104               941
     Loan interest                                                                     -                 -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                                   -                 -
          Loans                                                                        -                 -
          Cost of insurance (note 3)                                              (3,533)             (101)
          Transfer gain (loss) and transfer fees                                      46                (1)
     Interfund transfers                                                          17,684             1,391
--------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                  40,301             2,230
--------------------------------------------------------------------------------------------------------------

Increase in net assets                                                            43,959             2,270

Net assets at beginning of period                                                  2,270                 -
--------------------------------------------------------------------------------------------------------------

Net assets at end of period                                           $           46,229             2,270
--------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                Federated Investors
                                                                                Insurance Series
                                                                    -----------------------------------------------------
                                                                                          High
                                                                                         Income
                                                                                          Bond
                                                                                         Fund II
                                                                    -----------------------------------------------------
                                                                                                             Period from
                                                                                                             October 31,
                                                                         Year ended         Year ended              1995
                                                                       December 31,       December 31,       December 31
                                                                              1997               1996               1995
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                         2,963              1,465                  6
     Net realized gain (loss)                                                  836                 51                  0
     Unrealized appreciation (depreciation) on investments                   5,274              1,038                 35
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                            9,073              2,554                 41
-------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           41,464             18,547                  8
     Loan interest                                                               -                  -                  -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                             -                  -                  -
          Loans                                                             (3,068)                 -                  -
          Cost of insurance (note 3)                                        (9,342)            (3,746)               (74)
          Transfer gain (loss) and transfer fees                               332                362                 62
     Interfund transfers                                                    20,749              9,630              8,214
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            50,135             24,793              8,210
-------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      59,208             27,347              8,251

Net assets at beginning of period                                           35,598              8,251                  -
-------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 94,806             35,598              8,251
-------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------
                                                                                Federated Investors
                                                                                Insurance Series
                                                                 -------------------------------------------------------


                                                                                        Utility
                                                                                        Fund II
                                                                  ------------------------------------------------------
                                                                                                            Period from
                                                                                                              March 22,
                                                                         Year ended         Year ended          1995 to
                                                                       December 31,       December 31,      December 31,
                                                                              1997              1996               1995
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                         4,069             1,919                730
     Net realized gain (loss)                                                1,782             2,332                167
     Unrealized appreciation (depreciation) on investments                  25,287               700              3,982
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           31,138             4,951              4,879
------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           43,641            27,264             39,132
     Loan interest                                                               -                 -                  -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                             -               (60)                 -
          Loans                                                                  -                 -                  -
          Cost of insurance (note 3)                                       (10,455)           (6,249)            (3,417)
          Transfer gain (loss) and transfer fees                              (196)             (372)                30
     Interfund transfers                                                    11,808               236             20,946
------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            44,798            20,819             56,691
------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      75,936            25,770             61,570

Net assets at beginning of period                                           87,340            61,570                  -
------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                163,276            87,340             61,570
------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II


---------------------------------------------------------------------------------------------------------------------

                                                                                                 Alger American
                                                                                -------------------------------------

                                                                                                       Small
                                                                                                        Cap
                                                                                                      Portfolio
                                                                                -------------------------------------


                                                                                       Year ended        Year ended
                                                                                     December 31,      December 31,
                                                                                           1997              1996
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                         $           17,639            (1,157)
     Net realized gain (loss)                                                           109,665             4,156
     Unrealized appreciation (depreciation) on investments                              (21,855)           (4,745)
---------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                                       105,449            (1,746)
---------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                                       293,677           151,593
     Loan interest                                                                        1,571            (3,345)
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                                     (3,177)           (1,160)
          Loans                                                                          (3,833)          (13,496)
          Cost of insurance (note 3)                                                    (88,074)          (37,209)
          Transfer gain (loss) and transfer fees                                         22,932             9,170
     Interfund transfers                                                                 69,375           281,412
---------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                                        292,471           386,965
---------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                                  397,920           385,219

Net assets at beginning of period                                                       421,775            36,556
---------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                  $          819,695           421,775
---------------------------------------------------------------------------------------------------------------------






-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Alger American
                                                                  -----------------------------------------------------------------

                                                               Small Cap                               Growth
                                                               Portfolio                              Portfolio
                                                             ---------------   ---------------------------------------------------
                                                                Period from                                             Period from
                                                                October 11,                                              October 23,
                                                                   1995 to       Year ended          Year ended             1995 to
                                                              December 31,       December 31,        December 31,      December 31,
                                                                     1995               1997               1996               1995
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                 (24)             2,666              1,465                (12)
     Net realized gain (loss)                                        (52)           103,893              1,107                  7
     Unrealized appreciation (depreciation) on investments          (436)           100,012             (1,956)               147
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                   (512)           206,571                616                142
-----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                  4,392            338,476            180,079              2,473
     Loan interest                                                     -                578                 31                  2
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                   -            (17,220)            (1,243)                 -
          Loans                                                        -             (5,609)              (956)                 -
          Cost of insurance (note 3)                                (879)          (109,328)           (34,162)              (500)
          Transfer gain (loss) and transfer fees                     208            (92,300)             6,248                170
     Interfund transfers                                          33,347           (862,640)         1,232,717             20,967
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                  37,068           (748,043)         1,382,714             23,112
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                            36,556           (541,472)         1,383,330             23,254

Net assets at beginning of period                                      -          1,406,584             23,254                  -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                       36,556            865,112          1,406,584             23,254
-----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------
                                                                              PBHG Insurance
                                                                              Series Fund
                                                                  --------------------------------------
                                                                         Large Cap
                                                                           Growth            Growth II
                                                                         Portfolio           Portfolio
                                                                  --------------------------------------
                                                                        Period from        Period from
                                                                            May 30,            May 30,
                                                                            1997 to            1997 to
                                                                       December 31,       December 31,
                                                                              1997                1997
------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
     Net investment income (expense)                                           (63)               (43)
     Net realized gain (loss)                                                  584                 34
     Unrealized appreciation (depreciation) on investments                      92               (142)
------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              613               (151)
------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            4,425             10,354
     Loan interest                                                               -                  -
     Transfers (to) from the general account of Life of Virginia:
          Surrenders                                                          (181)                 -
          Loans                                                                  -                  -
          Cost of insurance (note 3)                                        (1,384)            (1,598)
          Transfer gain (loss) and transfer fees                               401                (24)
     Interfund transfers                                                    22,634             12,519
------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            25,895             21,251
------------------------------------------------------------------------------------------------------

Increase in net assets                                                      26,508             21,100

Net assets at beginning of period                                                -                  -
------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 26,508             21,100
------------------------------------------------------------------------------------------------------



LIFE OF VIRGINIA SEPARATE ACCOUNT II


----------------------------------------------------------------------------------------------------------------------------------

                                                                                       Janus Aspen Series
                                                                       -----------------------------------------------------------

                                                                                            Aggressive
                                                                                         Growth Portfolio
                                                                       -----------------------------------------------------------

                                                                                             Year ended December 31,
                                                                                  1997                  1996                 1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                               $          (10,376)                2,991                4,497
      Net realized gain (loss)                                                 202,593                49,684               24,104
      Unrealized appreciation (depreciation) on investments                    (21,456)               (6,584)              74,041
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                              170,761                46,091              102,642
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                             525,446               440,252              272,031
      Loan interest                                                             (1,809)                   50                  101
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                            -                  (155)                   -
           Surrenders                                                          (39,796)              (55,525)              (6,433)
           Loans                                                                (7,351)               (9,797)                (590)
           Cost of insurance and administrative expense (note 3)              (186,650)             (128,435)             (69,676)
           Transfer gain (loss) and transfer fees                               45,321                 5,450               10,642
      Interfund transfers                                                      436,211               161,707              197,192
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                               771,372               413,547              403,267
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                         942,133               459,638              505,909

Net assets at beginning of period                                            1,083,059               623,421              117,512
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $        2,025,192             1,083,059              623,421
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Janus Aspen Series (continued)
                                                                    --------------------------------------------------------------

                                                                                              Growth
                                                                                             Portfolio
                                                                    ------------------------------------------------------------

                                                                                           Year ended December 31,
                                                                                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                          35,936               16,388                5,871
      Net realized gain (loss)                                                 94,811               21,606                8,766
      Unrealized appreciation (depreciation) on investments                   155,268               67,602               33,088
----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             286,015              105,596               47,725
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                            531,252              350,437              130,419
      Loan interest                                                               514                   59                    -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                           -                 (151)                   -
           Surrenders                                                         (19,282)             (67,362)                (364)
           Loans                                                              (17,285)              (5,035)                 (28)
           Cost of insurance and administrative expense (note 3)             (173,865)             (88,814)             (39,647)
           Transfer gain (loss) and transfer fees                               8,623                5,548                1,834
      Interfund transfers                                                     231,416              454,994              138,995
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                              561,373              649,676              231,209
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                        847,388              755,272              278,934

Net assets at beginning of period                                           1,113,610              358,338               79,404
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 1,960,998            1,113,610              358,338
----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------------

                                                                                   Janus Aspen Series (continued)
                                                                   -------------------------------------------------------------
                                                                                              Worldwide
                                                                                              Growth
                                                                                             Portfolio
                                                                    ------------------------------------------------------------

                                                                                           Year ended December 31,
                                                                                 1997                 1996                 1995
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income (expense)                                          19,700               11,083                 (641)
      Net realized gain (loss)                                                 89,852              102,324                8,523
      Unrealized appreciation (depreciation) on investments                   251,916               66,974               56,274
--------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             361,468              180,381               64,156
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                            822,511              381,650              165,843
      Loan interest                                                               740                  270                    -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                           -                    -                    -
           Surrenders                                                         (35,503)             (40,322)              (6,089)
           Loans                                                              (11,414)             (19,483)                   5
           Cost of insurance and administrative expense (note 3)             (279,525)            (115,529)             (55,173)
           Transfer gain (loss) and transfer fees                               3,261                8,504                1,721
      Interfund transfers                                                     795,994              610,432               97,041
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            1,296,064              825,522              203,348
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      1,657,532            1,005,903              267,504

Net assets at beginning of period                                           1,421,287              415,384              147,880
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 3,078,819            1,421,287              415,384
--------------------------------------------------------------------------------------------------------------------------------


LIFE OF VIRGINIA SEPARATE ACCOUNT II

--------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series (continued)
                                                                       ---------------------------------------------------------

                                                                                                 Balanced
                                                                                                 Portfolio
                                                                       ---------------------------------------------------------
                                                                                                                   Period from
                                                                                                                   November 14,
                                                                          Year ended           Year ended              1995 to
                                                                        December 31,         December 31,         December 31,
                                                                             1997                 1996                 1995
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                         $       9,947                2,566                  518
      Net realized gain                                                     8,229                2,098                  395
      Unrealized appreciation (depreciation) on investments                41,009               14,575                2,467
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                     59,185               19,239                3,380
--------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                         73,161               19,054                  336
      Loan interest                                                             6                    -                    -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                       -                    -                    -
           Surrenders                                                      (6,904)                   -                    -
           Loans                                                             (577)                   -                    -
           Cost of insurance (note 3)                                     (31,146)             (11,055)                (792)
           Transfer gain (loss) and transfer fees                             305                1,193                 (248)
      Interfund transfers                                                 369,258               63,919               73,750
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                          404,103               73,111               73,046
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                    463,288               92,350               76,426

Net assets at beginning of period                                         168,776               76,426                    -
--------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                         $     632,064              168,776               76,426

--------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Janus Aspen Series (continued)
                                                                    --------------------------------------------------------------
                                                                                                Flexible
                                                                                                  Income
                                                                                               Portfolio
                                                                    -----------------------------------------------------------
                                                                                                                      Period from
                                                                                                                      December 20,
                                                                            Year ended            Year ended              1995 to
                                                                          December 31,          December 31,         December 31,
                                                                               1997                 1996                  1995
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                                   3,252                  507                     1
      Net realized gain                                                         305                   13                     -
      Unrealized appreciation (depreciation) on investments                      72                   83                    (1)
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        3,629                  603                     -
----------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                           40,176                3,048                    13
      Loan interest                                                               -                    -                     -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                         -                    -                     -
           Surrenders                                                             -                    -                     -
           Loans                                                                  -                    -                     -
           Cost of insurance (note 3)                                       (10,448)                (840)                   (4)
           Transfer gain (loss) and transfer fees                               271                    1                     1
      Interfund transfers                                                    28,139                6,026                    35
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             58,138                8,235                    45
----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       61,767                8,838                    45

Net assets at beginning of period                                             8,883                   45                     -
----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                  70,650                8,883                    45

----------------------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------

                                                                                Janus Aspen Series (continued)
                                                                  -------------------------------------------------------------
                                                                                        International                  Capital
                                                                                           Growth                 Appreciation
                                                                                         Portfolio                   Portfolio
                                                                  ---------------------------------------  --------------------
                                                                                                Period from         Period from
                                                                                                    July 9,            May 21,
                                                                            Year ended              1996 to            1997 to
                                                                          December 31,         December 31,        December 31,
                                                                               1997                   1996                1997
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets From operations:
      Net investment income                                                     274                   96                    (7)
      Net realized gain                                                       5,037                  152                   106
      Unrealized appreciation (depreciation) on investments                  16,037                1,040                   697
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                       21,348                1,288                   796
-------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
      Net premiums                                                          137,587               19,750                 1,504
      Loan interest                                                               7                    -                     -
      Transfers (to) from the general account of Life of Virginia:
           Death benefits                                                         -                    -                     -
           Surrenders                                                        (3,539)                   -                     -
           Loans                                                               (462)                   -                     -
           Cost of insurance (note 3)                                       (30,132)              (1,705)               (1,135)
           Transfer gain (loss) and transfer fees                             1,187                  (43)                    4
      Interfund transfers                                                   140,874               34,648                 7,451
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            245,522               52,650                 7,824
-------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      266,870               53,938                 8,620

Net assets at beginning of period                                            53,938                    -                     -
-------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                                 320,808               53,938                 8,620

-------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements



===========================================================================

   (1)   Description of Entity

         Life of Virginia Separate Account II (the Account) is a separate investment account established in 1986 by The Life Insurance Company of Virginia (Life of Virginia) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by Life of Virginia. The Life Insurance Company of Virginia is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. Eighty percent of the capital stock of Life of Virginia is owned by General Electric Capital Assurance Corporation. The remaining 20% is owned by GE Financial Assurance Holdings, Inc. General Electric Capital Assurance Corporation and GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation. Prior to April 1, 1996, Life of Virginia was an indirect wholly-owned subsidiary of Aon Corporation (Aon).

         In May 1997, seven new investment subdivisions were added to the Account. The Growth & Income Portfolio and Growth Opportunities Portfolio each invest solely in a designated portfolio of the Variable Insurance Products Fund III. The Global Income Fund and the Value Equity Fund each invest solely in a designated portfolio of the GE Investments Funds, Inc. The Capital Appreciation Portfolio invests solely in a designated portfolio of the Janus Aspen Series. The Growth II Portfolio and the Large Cap Growth Portfolio each invest solely in a designated portfolio of the PBHG Insurance Series Fund. All designated portfolios described above are series type mutual funds.

         During 1997, the Life of Virginia Series Fund, Inc. changed its name to the GE Investments Funds, Inc. As a result the Life of Virginia Series Funds, Inc.--Common Stock Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Portfolios were renamed the GE Investments Funds, Inc.--S&P 500 Index, Government Securities, Money Market, Total Return, International Equity and Real Estate Securities Funds, respectively. On December 12, 1997, the Account added the GE Investments Funds, Inc.--Income Fund as a new investment subdivision and made the following substitutions of shares held by the investment subdivisions:

Before the Substitution                                After the Substitution

Shares of Money Market Portfolio -                     Shares of Money Market Fund -
Variable Insurance Products Fund                       GE Investments Funds, Inc.






   (1)   Continued

Before the Substitution                                After the Substitution

Shares of Money Fund -                                 Shares of Money Market Fund -
Oppenheimer Variable Account Funds                     GE Investments Funds, Inc.

Shares of Government Securities Fund -                 Shares of Income Fund -
GE Investments Funds, Inc.                             GE Investments Funds, Inc.

Shares of Bond Portfolio -                             Shares of Income Fund -
Neuberger & Berman Advisers                            GE Investments Funds, Inc.
Management Trust

Shares of High Income Portfolio -                      Shares of High Income Fund -
Variable Insurance Products Fund                       Oppenheimer Variable Account Funds

Shares of Growth Portfolio -                           Shares of Growth Portfolio Fund -
Neuberger & Berman Advisers Management Trust           Variable Insurance Products Fund

Shares of Balanced Portfolio -                         Shares of Balanced Portfolio -
Neuberger & Berman Advisers Management Trust           Janus Aspen Series

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission (Commission) issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of Variable Insurance Products Fund, Oppenheimer Variable Account Funds, GE Investments Funds, Inc., and Neuberger & Berman Advisers Management Trust with those of GE Investments Funds, Inc., Oppenheimer Variable Account Funds, Variable Insurance Products Fund, and Janus Aspen Series as investment options.

         In May 1996, two new investment subdivisions were added to the Account. One of these subdivisions, the International Growth Portfolio, invests solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The other new subdivision, the American Leaders Fund II, invests solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund.

         During 1995, nine new investment subdivisions were added to the Account. The Utility Fund II and High Income Bond Fund II each invest solely in a designated portfolio of the Federated Investors Insurance Series, a series type mutual fund. The Contrafund Portfolio invests solely in a designated portfolio of the Variable Insurance Products Fund II Portfolio, a series type mutual fund. The International Equity Portfolio and the Real Estate Securities Portfolio each invest solely in a designated portfolio of GE Investment

   (1)   Continued

         Funds, Inc., a series type mutual fund. The Balanced Portfolio and Flexible Income Portfolio each invest solely in a designated portfolio of the Janus Aspen Series, a series type mutual fund. The Growth Portfolio and Small Cap Portfolio each invest solely in a designated portfolio of the Alger American Fund, a series type mutual fund.

         In November 1995, six subdivisions were closed to new money. Three of these subdivisions, the Balanced Portfolio, Bond Portfolio, and Growth Portfolio each invest solely in a designated portfolio of the Advisers Management Trust, a series type mutual fund. The fourth and fifth closed subdivisions, the Money Market Portfolio and High Income Portfolio, each invest solely in a designated portfolio of the Variable Insurance Products Fund, a series type mutual fund. The sixth closed subdivision, the Money Fund invests solely in a designated portfolio of the Oppenheimer Variable Account Fund, a series type mutual fund.


   (2)   Summary of Significant Accounting Policies

         Investments

         Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   (2)   Continued

         The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or period ended December 31, 1997, were:



                                                   Cost of         Proceeds
                                                    Shares             from
Fund/Portfolio                                    Acquired      Shares Sold
----------------------------------------------------------------------------

GE Investments Funds, Inc.:
     S&P 500 Index                        $      2,421,588          571,889
     Government Securities                         410,712          711,146
     Money Market                               12,663,722       12,135,125
     Total Return                                1,505,900          444,003
     International Equity                           63,352           13,258
     Real Estate Securities                        214,996           40,188
     Global Income                                  12,578            3,048
     Value Equity                                   14,881            1,342
     Income                                        761,837          379,420

Oppenheimer Variable Account Funds:
     Money                                           1,813            2,492
     Bond                                          127,847          110,136
     Capital Appreciation                        2,465,078        1,896,848
     Growth                                        998,636          535,975
     High Income                                   879,871          262,329
     Multiple Strategies                           262,282          224,756

Variable Insurance Products Fund:
     Money Market                                   77,914          384,986
     High Income                                    22,730          254,138
     Equity-Income                               2,606,594        1,084,415
     Growth                                      1,850,462        1,260,670
     Overseas                                      744,665          820,557

Variable Insurance Products Fund II:
     Asset Manager                               1,731,479          753,717
     Contrafund                                  2,267,666        1,656,816
Variable Insurance Products Fund III
     Growth & Income                                75,900           28,920
     Growth Opportunities                           84,040           17,196

    (2)   Continued




                                                   Cost of        Proceeds
                                                    Shares            from
Fund/Portfolio, Continued                         Acquired     Shares Sold
---------------------------------------------------------------------------

Advisers Management Trust:
     Balanced                             $         17,148         283,936
     Bond                                           61,870         141,290
     Growth                                         20,097         172,844

Federated Investors Insurance Series:
     American Leaders II                            49,651           9,336
     High Income Bond II                            71,541          18,670
     Utility II                                     74,818          25,430

Alger American:
     Small Cap                                   4,515,733       4,229,406
     Growth                                      3,338,095       4,049,014

PBHG Insurance Series Fund:
     PBHG Large Cap Growth                          44,351          18,907
     PBHG Growth II                                 21,715           1,945

Janus Aspen Series:
     Aggressive Growth                           7,117,628       6,402,194
     Growth                                      1,384,477         762,866
     Worldwide Growth                            1,955,465         639,065
     Balanced                                      478,781          65,175
     Flexible Income                               142,813          81,679
     International Growth                          305,903          65,108
     Capital Appreciation                            9,058           1,243
---------------------------------------------------------------------------


         Capital Transactions

         The increase (decrease) in outstanding units from capital transactions for the years or periods ended December 31, 1997, 1996 and 1995 are as follows:

LIFE OF VIRGINIA SEPARATE ACCOUNT II

Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                               GE Investments Funds, Inc.
                                                   -------------------------------------------------------------------------
                                                                    Government                               International
                                                 S&P 500 Index      Securities   Money Market   Total Return        Equity
                                                          Fund            Fund           Fund           Fund          Fund
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                  35,274         15,187        72,058         24,280

     Net premiums                                        8,832          2,156       290,272          8,350           388
     Loan interest                                         (25)            14            (2)            (6)            -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                     -              -             -              -             -
          Surrenders                                    (1,517)             -        (1,231)        (1,017)            -
          Loans                                              1              -            11           (300)            -
          Cost of insurance and administrative expenses (4,847)        (1,321)       (9,888)        (7,985)          (31)
     Interfund transfers                                 3,934          1,253      (256,809)       106,601           527
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                6,378          2,102        22,353        105,643           884
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                  41,652         17,289        94,411        129,923           884

     Net premiums                                       10,935          2,279       364,289          5,129         1,663
     Loan interest                                         (16)            54          (119)            (6)            1
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                   (69)             -           (84)          (904)            -
          Surrenders                                      (540)          (193)         (456)          (503)         (124)
          Loans                                           (578)          (141)       (3,851)          (249)          (20)
          Cost of insurance and administrative expenses (5,615)        (1,444)      (16,666)       (12,173)         (276)
     Interfund transfers                                10,270         (1,161)     (282,823)         4,475           908
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                               14,387           (606)       60,290         (4,231)        2,152
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                  56,039         16,683       154,701        125,692         3,036

     Net premiums                                       12,804          1,856       229,013          6,095         1,752
     Loan interest                                         (69)            15          (196)           (11)            -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                (3,774)             -        (1,005)          (267)            -
          Surrenders                                      (734)          (782)         (671)          (523)          (68)
          Loans                                           (328)          (210)         (330)          (137)          (22)
          Cost of insurance and administrative expenses (6,083)        (1,174)      (17,924)       (12,827)         (414)
     Interfund transfers                                24,623        (16,388)     (224,564)          (101)        1,666
----------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                          26,439        (16,683)      (15,677)        (7,771)        2,914
----------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                  82,478              -       139,024        117,921         5,950
----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                           GE Investments Funds, Inc.
                                                   -----------------------------------------------------------
                                                        Real Estate
                                                         Securities   Global Income  Value Equity      Income
                                                             Fund           Fund          Fund           Fund
--------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994

     Net premiums                                              13              -             -              -
     Loan interest                                              -              -             -              -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -              -             -              -
          Surrenders                                            -              -             -              -
          Loans                                                 -              -             -              -
          Cost of insurance and administrative expenses        (3)             -             -              -
     Interfund transfers                                       25              -             -              -
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                      35              -             -              -
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                         35              -             -              -

     Net premiums                                           1,148              -             -              -
     Loan interest                                              -              -             -              -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -              -             -              -
          Surrenders                                          (26)             -             -              -
          Loans                                                 -              -             -              -
          Cost of insurance and administrative expenses      (142)             -             -              -
     Interfund transfers                                      903              -             -              -
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                   1,883              -             -              -
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      1,918              -             -              -

     Net premiums                                           4,672            128           444             74
     Loan interest                                              -              -             -              1
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -              -             -              -
          Surrenders                                          (41)             -             -              -
          Loans                                               (51)           (24)            -              -
          Cost of insurance and administrative expenses    (1,046)           (37)          (77)          (166)
     Interfund transfers                                    5,271            829           661         37,858
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                              8,805            896         1,028         37,767
--------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                     10,723            896         1,028         37,767
--------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                Oppenheimer Variable Account Funds
                                                   ---------------------------------------------------------------------------
                                                                                  Capital                    High    Multiple
                                                            Money       Bond   Appreciation    Growth      Income   Strategies
                                                             Fund       Fund         Fund        Fund        Fund        Fund
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                        746      5,276       37,680      17,304      14,353      16,523

     Net premiums                                             539      4,449        4,997      17,058       4,813       9,487
     Loan interest                                              -          4            -          (5)          -          (2)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -         (8)           -         (94)        (69)          -
          Surrenders                                          (67)      (516)        (166)     (2,524)       (195)       (570)
          Loans                                                 -        (76)         (18)       (404)       (152)        (32)
          Cost of insurance and administrative expenses      (140)    (2,109)      (2,129)     (7,533)     (1,682)     (3,480)
     Interfund transfers                                     (272)     2,613        8,754       6,527       5,933       2,695
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                      60      4,357       11,438      13,025       8,648       8,098
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                        806      9,633       49,118      30,329      23,001      24,621

     Net premiums                                               -      4,046        8,958      16,813       6,706       5,628
     Loan interest                                              -          -            -          (5)         (3)         (1)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -          -            -           -         (85)       (805)
          Surrenders                                            -       (241)        (759)     (3,514)       (393)     (8,467)
          Loans                                                 -       (100)           -        (230)       (468)        (34)
          Cost of insurance and administrative expenses       (66)    (1,736)      (4,613)     (6,622)     (2,322)     (2,303)
     Interfund transfers                                     (695)     1,453       11,095       7,391       5,754       4,012
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                    (761)     3,422       14,681      13,833       9,189      (1,970)
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                         45     13,055       63,799      44,162      32,190      22,651

     Net premiums                                               6       (539)      20,919      11,890      10,966       3,690
     Loan interest                                              -          -            8         (14)          -          (4)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                        -          -           (8)          -           -           -
          Surrenders                                            -        167       (1,104)     (1,783)       (595)     (1,437)
          Loans                                                 -         19       (1,014)       (327)       (766)       (139)
          Cost of insurance and administrative expenses       (12)       221       (8,094)     (4,561)     (4,949)     (1,822)
     Interfund transfers                                      (39)       114        1,620       4,663      11,197        (378)
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                                (45)       (18)      12,327       9,868      15,853         (90)
-------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                          -     13,037       76,126      54,030      48,043      22,561
-------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------

(2)      Continued
                                                                                                         Variable Insurance Products
                                                              Variable Insurance Products Fund                     Fund II
                                                  ----------------------------------------------------------------------------------
                                                      Money        High      Equity-
                                                     Market      Income       Income    Growth    Overseas        Asset Manager
                                                  Portfolio   Portfolio    Portfolio  Portfolio  Portfolio          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994               38,823       9,102       37,010    68,322      48,521       110,061

     Net premiums                                     6,426       4,512       20,189    22,373      24,216        45,133
     Loan interest                                        7          12            1       (88)         (2)           12
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                  -         (19)           -       (90)          -          (115)
          Surrenders                                   (198)       (305)        (807)   (2,825)     (1,078)       (3,089)
          Loans                                           -           -         (195)      184        (410)       (1,228)
          Cost of insurance and administrative
             expenses                                (4,372)     (2,430)      (8,253)  (11,675)    (10,355)      (21,016)
     Interfund transfers                            (10,812)      1,815       17,022    21,249      12,674        17,584
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                            (8,949)      3,585       27,957    29,128      25,045        37,281
------------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995               29,874      12,687       64,967    97,450      73,566       147,342

     Net premiums                                       127           -       31,658    34,244      23,922        34,545
     Loan interest                                       (1)         (1)          (2)      (18)         (1)           (2)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                  -           -         (758)     (919)       (191)       (1,099)
          Surrenders                                 (1,370)     (1,514)      (4,129)   (6,625)     (3,997)       (5,334)
          Loans                                         (86)       (103)        (445)   (2,672)     (1,554)            3
          Cost of insurance and administrative
          expenses                                   (2,125)     (1,273)     (11,544)  (15,468)    (10,492)      (16,972)
     Interfund transfers                             (6,185)     (1,435)      22,081    (2,890)       (155)      (22,982)
-----------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                            (9,640)     (4,326)      36,861     5,652       7,532       (11,841)
-----------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996               20,234       8,361      101,828   103,102      81,098       135,501

     Net premiums                                         -           6       30,443    27,236      14,830        30,613
     Loan interest                                       (2)         (1)          17       (20)        (27)          (18)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                  -           -           (8)     (320)        (11)            -
          Surrenders                                      -         (83)      (2,046)   (3,071)     (3,198)       (5,817)
          Loans                                         (67)        (56)      (1,200)   (2,624)     (1,198)       (1,388)
          Cost of insurance and administrative
               expenses                              (1,113)       (571)     (13,023)  (12,010)     (7,354)      (15,641)
     Interfund transfers                            (19,052)     (7,656)      18,157     3,258     (11,825)       20,449
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                      (20,234)     (8,361)      32,340    12,449      (8,783)       28,198
------------------------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                    -           -      134,168   115,551      72,315       163,699
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

(2)      Continued
                                                   Variable Insurance    Variable Insurance
                                                    Products  Fund II     Products Fund III         Advisers Management Trust
                                                   ------------------------------------------------------------------------------
                                                                       Growth &       Growth
                                                         Contrafund      Income   Opportunities   Balanced       Bond      Growth
                                                          Portfolio   Portfolio    Portfolio     Portfolio  Portfolio   Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                            -           -            -        16,155      4,819       9,495
     Net premiums                                             8,054           -            -         2,225      7,196       3,178
     Loan interest                                                -           -            -             -          -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                          -           -            -             -          -        (120)
          Surrenders                                              -           -            -          (190)    (1,548)       (226)
          Loans                                                 (31)          -            -             -       (187)        (18)
          Cost of insurance and administrative expenses      (1,392)          -            -          (381)    (2,205)     (1,443)
     Interfund transfers                                     13,917           -            -           310       (465)        312
-------------------------------------------------------------------- --------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                    20,548           -            -         1,964      2,791       1,683
-------------------------------------------------------------------- --------------------------------------------------------------

Units outstanding at December 31, 1995                       20,548           -            -        18,119      7,610      11,178

     Net premiums                                            22,057           -            -             -          -           -
     Loan interest                                                7           -            -             -         (4)          -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                          -           -            -             -          -        (687)
          Surrenders                                           (573)          -            -             -          -        (145)
          Loans                                                (327)          -            -             -       (143)          -
          Cost of insurance and administrative expenses      (6,094)          -            -        (1,013)      (290)       (676)
     Interfund transfers                                     26,464           -            -        (2,836)      (815)     (1,078)
-------------------------------------------------------------------- --------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                    41,534           -            -        (3,849)    (1,252)     (2,586)
-------------------------------------------------------------------- --------------------------------------------------------------

Units outstanding at December 31, 1996                       62,082                                 14,270      6,358       8,592

     Net premiums                                            36,387         454          598            17          -          30
     Loan interest                                               (8)          -            -            (2)         -          (6)
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                       (320)          -            -             -          -           -
          Surrenders                                         (5,335)          -            -          (651)        (5)       (179)
          Loans                                                (781)          -            -           (77)         -         (60)
          Cost of insurance and administrative expenses     (12,219)       (125)        (125)         (597)      (128)       (357)
     Interfund transfers                                     17,222       3,484        5,332       (12,960)    (6,225)     (8,020)
-------------------------------------------------------------------- --------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                               34,946       3,813        5,805       (14,270)    (6,358)     (8,592)
-------------------------------------------------------------------- --------------------------------------------------------------

Units outstanding at December 31, 1997                       97,028       3,813        5,805             -          -           -
-------------------------------------------------------------------- --------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------

(2)      Continued
                                                                     Federated Investors
                                                                      Insurance Series            Alger American
                                                           --------------------------------------------------------
                                                             American
                                                              Leaders   High Income   Utility Small Cap      Growth
                                                              Fund II       Fund II   Fund II Portfolio   Portfolio
-------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                              -             -         -         -           -
     Net premiums                                                   -             -     3,462       464         260
     Loan interest                                                  -             -         -         -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                            -             -         -         -           -
          Surrenders                                                -             -         -         -           -
          Loans                                                     -             -         -         -           -
          Cost of insurance and administrative expenses             -            (6)     (302)      (93)        (53)
     Interfund transfers                                            -           697     1,854     3,522       2,203
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                           -           691     5,014     3,893       2,410
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                              -           691     5,014     3,893       2,410

     Net premiums                                                  86         1,470     1,811    15,849      16,630
     Loan interest                                                  -             -         -      (350)          3
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                            -             -         -         -           -
          Surrenders                                                -             -        (4)     (121)       (115)
          Loans                                                     -             -         -    (1,411)        (88)
          Cost of insurance and administrative expenses            (9)         (297)     (415)   (3,890)     (3,155)
     Interfund transfers                                          128           763        16    29,422     113,835
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                         205         1,936     1,408    39,499     127,110
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                            205         2,627     6,422    43,392     129,520

     Net premiums                                               1,922         2,964     3,027    35,801      33,924
     Loan interest                                                  -             -         -       192          58
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                            -             -         -         -           -
          Surrenders                                                -             -         -      (387)     (1,726)
          Loans                                                     -          (219)        -      (467)       (562)
          Cost of insurance and administrative expenses          (260)         (668)     (725)  (10,737)    (10,957)
     Interfund transfers                                        1,302         1,484       819     8,457     (86,458)
--------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                                  2,964         3,561     3,121    32,859     (65,721)
--------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                          3,169         6,188     9,543    76,251      63,799
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

(2)      Continued
                                                            PBHG Insurance
                                                              Series Fund         Janus Aspen Series
                                                   --------------------------  ------------------------
                                                         Large Cap             Aggressive
                                                            Growth  Growth II     Growth       Growth
                                                         Portfolio  Portfolio  Portfolio    Portfolio
-------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                           -         -      10,290        8,119

     Net premiums                                                -         -         151       14,001
     Loan interest                                               -         -           -            5
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -         -           -            -
          Surrenders                                             -         -           -         (331)
          Loans                                                  -         -           -          (30)
          Cost of insurance and administrative expenses          -         -        (355)      (3,586)
     Interfund transfers                                         -         -      33,027       10,149
-------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                        -         -      32,823       20,208
-------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                           -         -      43,113       28,327

     Net premiums                                                -         -       7,091       50,232
     Loan interest                                               -         -           -            6
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -         -           -          (18)
          Surrenders                                             -         -           -       (6,335)
          Loans                                                  -         -           -       (1,118)
          Cost of insurance and administrative expenses          -         -      (4,114)     (14,654)
     Interfund transfers                                         -         -      23,785       18,450
-------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                        -         -      26,762       46,563
-------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                           -         -      69,875       74,890

     Net premiums                                              391       960      33,956       31,979
     Loan interest                                               -         -        (117)          31
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -         -           -            -
          Surrenders                                           (16)        -      (2,572)      (1,161)
          Loans                                                  -         -        (475)      (1,040)
          Cost of insurance and administrative expenses       (122)     (148)    (12,062)     (10,466)
     Interfund transfers                                     2,001     1,160      28,188       13,930
-------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                               2,254     1,972      46,918       33,273
-------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                       2,254     1,972     116,793      108,163
-------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------

(2)      Continued

                                                                                 Janus Aspen Series
                                                   ------------------------------------------------------------------
                                                                                Flexible   International    Capital
                                                         Worldwide  Balanced     Income       Growth     Appreciation
                                                         Portfolio  Portfolio   Portfolio    Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1994                      15,214          -           -           -           -

     Net premiums                                           10,566      5,909           1           -           -
     Loan interest                                               -          -           -           -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -          -           -           -           -
          Surrenders                                           (29)      (217)          -           -           -
          Loans                                                 (2)         -           -           -           -
          Cost of insurance and administrative expenses     (3,212)    (1,966)          -           -           -
     Interfund transfers                                    11,262      3,457           3           -           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                   18,585      7,183           4           -           -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1995                      33,799      7,183           4           -           -

     Net premiums                                           30,707      3,070         287       1,725           -
     Loan interest                                               5          2           -           -           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                       (13)         -           -           -           -
          Surrenders                                        (5,903)      (324)          -           -           -
          Loans                                               (441)      (157)          -           -           -
          Cost of insurance and administrative expenses     (7,782)      (929)        (79)       (149)          -
     Interfund transfers                                    39,868      4,910         568       3,026           -
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units from
     capital transactions                                   56,441      6,572         776       4,602           -
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1996                      90,240     13,755         780       4,602           -

     Net premiums                                           45,089      5,204       3,339      10,507         131
     Loan interest                                              41          -           -           1           -
     Transfers (to) from the
     general account of Life of Virginia:
          Death benefits                                         -          -           -           -           -
          Surrenders                                        (1,946)      (491)          -        (270)          -
          Loans                                               (626)       (41)          -         (35)          -
          Cost of insurance and administrative expenses    (15,323)    (2,215)       (868)     (2,301)        (99)
     Interfund transfers                                    43,635     26,265       2,338      10,760         652
---------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in units
     from capital transactions                              70,870     28,722       4,809      18,662         684
---------------------------------------------------------------------------------------------------------------------

Units outstanding at December 31, 1997                     161,110     42,477       5,589      23,264         684
---------------------------------------------------------------------------------------------------------------------
















   (2)   Continued

         Federal Income Taxes

         The Account is not taxed separately because the operations of the Account are part of the total operations of Life of Virginia. Life of Virginia is taxed as a life insurance company under the Internal Revenue Code (the Code). Life of Virginia is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

         Use of Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


   (3)   Related Party Transactions

         Net premiums transferred from Life of Virginia to the Account represent gross premiums recorded by Life of Virginia on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

         If a policy is surrendered or lapses during the first nine years, a charge is made by Life of Virginia to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate Life of Virginia for the costs incurred in connection with the partial surrender.

         A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate Life of Virginia for the cost of insurance and any benefits added by rider. In addition, Life of Virginia charges the Account for the mortality and expense risk that Life of Virginia assumes. This charge is deducted daily at an effective annual rate of .70% of the net assets of the Account. For policies issued on or after May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, Life of Virginia will deduct a monthly administrative charge of $5 from the policy cash value.

   (3)   Continued

         GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

         Capital Brokerage Corporation, an affiliate of Life of Virginia, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance Policies issued by Life of Virginia.

         GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .10% for the Government Securities Fund, .50% for the Money Market and Total Return Funds, 1.00% for the International Equity Fund and .85% for the Real Estate Securities Fund. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

         Certain officers and directors of Life of Virginia are also officers and directors of Capital Brokerage Corporation.

THE LIFE INSURANCE COMPANY OF
VIRGINIA AND SUBSIDIARY

Consolidated Financial Statements

December 31, 1997, 1996, and 1995

(With Independent Auditors' Report Thereon)

Independent Auditors' Report


The Board of Directors
The Life Insurance Company of Virginia:


We have audited the accompanying consolidated balance sheets of The Life Insurance Company of Virginia (an indirect wholly-owned subsidiary of General Electric Capital Corporation) and subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholders' equity, and cash flows for the year ended December 31, 1997 and the nine months ended December 31, 1996. We have also audited the preacquisition statements of income, stockholders' equity and cash flows for the three months ended March 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. The accompanying consolidated financial statements of The Life Insurance Company of Virginia for the year ended December 31, 1995, were audited by other auditors whose report, dated February 8, 1996 on those consolidated financial statements included an explanatory paragraph that described the change in the Company's method of accounting for certain investments.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Life Insurance Company of Virginia and subsidiary as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the year ended December 31, 1997, the nine month period ended December 31, 1996 and the preacquisition three month period ended March 31, 1996, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, effective April 1, 1996, General Electric Capital Corporation acquired all of the outstanding stock of The Life Insurance Company of Virginia in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

KPMG Peat Marwick LLP

Richmond, Virginia
January 6, 1998

                        REPORT OF INDEPENDENT AUDITIORS

Board of Directors
The Life Insurance Company of Virginia

     We have audited the accompanying consolidated statements of income, stockholder's equity, and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated results of operations and cash flows of The Life Insurance Company of Virginia and subsidiaries for the year ended December 31, 1995, in conformity with generally accepted accounting principles.



                                    ERNST & YOUNG LLP

Richmond, Virginia
February 8, 1996

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Balance Sheets

December 31, 1997 and 1996
(in millions)

------------------------------------------------------------------------------------------------------------------

Assets                                                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities:
     Available for sale - at fair value (amortized cost:
         December 31, 1997 - $5,468.1; 1996 - $5,102.2)                                   $  5,622.6        5,142.7
   Equity securities - at fair value
     Common stocks (cost:  December 31, 1997 - $43.1; 1996 - $31.6)                             54.1           34.7
     Preferred stocks (cost:  December 31, 1997 - $87.6; 1996 - $123.5)                         97.6          130.8
   Mortgage loans on real estate (net of reserve for losses:
     December 31, 1997 - $17.2; 1996 - $20.8)                                                  496.2          585.4
   Real estate (net)                                                                            11.8           19.4
   Policy loans                                                                                188.4          179.5
   Short-term investments                                                                        -             42.4
------------------------------------------------------------------------------------------------------------------

Total investments                                                                            6,470.7        6,134.9
------------------------------------------------------------------------------------------------------------------

Cash                                                                                             0.2            6.4
Receivables:
   Premiums and other                                                                            6.6            7.9
   Reinsurance recoverable                                                                       8.7           13.1
   Accrued investment income                                                                   123.1          116.6
------------------------------------------------------------------------------------------------------------------

Total receivables                                                                              138.4          137.6

Deferred policy acquisition costs                                                              165.0           70.3

Goodwill (net of accumulated amortization:  December 31, 1997 - $11.3;
   1996 - $5.0)                                                                                117.1          125.4

Present value of future profits (net)                                                          332.6          419.2

Property and equipment at cost (net)                                                             3.2            1.7

Deferred income taxes                                                                           57.4           72.9

Other assets                                                                                    15.4           12.3

Assets held in separate accounts                                                             4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total assets                                                                              $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------


                                                                  (continued)

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

December 31, 1997 and 1996
(in millions, except share data)

------------------------------------------------------------------------------------------------------------------

Liabilities and Stockholders' Equity                                                          1997           1996
------------------------------------------------------------------------------------------------------------------
Policy liabilities:
   Future policy benefits                                                                 $    520.6          518.3
   Policy and contract claims                                                                   83.0           69.1
   Unearned and advance premiums                                                                 0.1            0.1
   Other policyholder funds                                                                  5,369.2        5,094.4
------------------------------------------------------------------------------------------------------------------

Total policy liabilities                                                                     5,972.9        5,681.9

General liabilities:
   Payable to affiliate, net                                                                     9.4            8.8
   Commissions and general expenses                                                             51.1           46.8
   Current income taxes                                                                         45.8           45.4
   Other liabilities                                                                            71.5          192.2
   Liabilities related to separate accounts                                                  4,066.4        2,762.7
------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                           10,217.1        8,737.8
------------------------------------------------------------------------------------------------------------------

Commitments and Contingent Liabilities
------------------------------------------------------------------------------------------------------------------

Stockholders' equity:
   Common stock - $1,000 par value:
     Authorized, issued and outstanding:  4,000 shares                                           4.0            4.0
   Additional paid-in capital                                                                  925.9          928.1
   Net unrealized investment gains                                                              74.3           19.4
   Retained earnings                                                                           145.1           54.1
------------------------------------------------------------------------------------------------------------------

Total stockholders' equity                                                                   1,149.3        1,005.6
------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholders' equity                                                $ 11,366.4        9,743.4
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Income

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Preacquisition
                                                                                      --------------------------------
                                                                           Nine months     Three months
                                                           Year ended            ended            ended    Year ended
                                                         December 31,     December 31,        March 31,  December 31,
                                                                 1997             1996             1996          1995
----------------------------------------------------------------------------------------------------------------------
Revenue
   Premiums and policy fees                         $          273.2            154.7             92.4            179.3
   Separate account fees                                        44.4             23.1              5.9             17.7
   Net investment income (note 2)                              472.5            334.4            112.0            402.1
   Realized investment gains (losses) (note 2)                  13.3              6.0              9.0            (76.5)
   Other income                                                  2.5              0.6              1.0              2.8
----------------------------------------------------------------------------------------------------------------------

Total revenue earned                                           805.9            518.8            220.3            525.4
----------------------------------------------------------------------------------------------------------------------

Benefits and Expenses
   Benefits to policyholders                                   509.8            326.4            166.0            372.9
   Commissions and general expenses                             82.5             53.2             28.8             43.7
   Amortization of intangibles                                  59.6             50.1              0.6              3.2
   Amortization of deferred policy acquisition
      costs                                                     10.8              3.2              6.0             39.3
----------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                    662.7            432.9            201.4            459.1

Income Before Income Tax                                       143.2             85.9             18.9             66.3
   Provision for income tax (note 3)
      Current expense (benefit)                                 64.8             39.7             (3.8)            37.9
      Deferred expense (benefit)                               (12.6)            (7.9)            10.8            (10.8)
----------------------------------------------------------------------------------------------------------------------

                                                                52.2             31.8              7.0             27.1
----------------------------------------------------------------------------------------------------------------------

Net income                                          $           91.0             54.1             11.9             39.2
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Stockholders' Equity

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

------------------------------------------------------------------------------------------------------------------
                                                                                                   Preacquisition
                                                                                 ---------------------------------
                                                                      Nine months    Three months
                                                       Year ended           ended           ended      Year ended
                                                      December 31,   December 31,       March 31,    December 31,
                                                             1997            1996            1996            1995
------------------------------------------------------------------------------------------------------------------
Common stock
   $1,000 par value common stock, authorized,
     issued and outstanding 4,000 in 1997,
     1996 and 1995)
------------------------------------------------------------------------------------------------------------------

   Balance at beginning and end of period              $      4.0             4.0             4.0             4.0
------------------------------------------------------------------------------------------------------------------

Additional Paid-in Capital
   Balance at beginning of period                           928.1           818.4           749.1           704.1
     Adjustment to reflect purchase method (note 1)          (2.2)          109.7             -               -
     Capital contribution from parent (notes 4, 7)            -               -              69.3            45.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    925.9           928.1           818.4           749.1
------------------------------------------------------------------------------------------------------------------

Net Unrealized Investment Gains (Losses)
   Balance at beginning of period                            19.4            11.9           103.1           (97.5)
     Adjustment to reflect purchase method
        (note 1)                                              -             (11.9)            -               -
     Net unrealized investment gains (losses)                54.9            19.4           (91.2)          200.6
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                     74.3            19.4            11.9           103.1
------------------------------------------------------------------------------------------------------------------

Net Foreign Exchange Gains (Losses)
   Balance at beginning of period                             -               -               -              (3.0)
     Net foreign exchange gains (losses)                      -               -               -               3.0
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                      -               -               -               -
------------------------------------------------------------------------------------------------------------------

Retained Earnings (Deficit)
   Balance at beginning of period                            54.1           (22.4)          (34.3)          159.8
     Adjustment to reflect purchase method
        (note 1)                                              -              22.4             -               -
     Net income                                              91.0            54.1            11.9            39.2
     Dividends to stockholder                                 -               -               -             (40.0)
     Stock dividend to affiliate (note 7)                     -               -               -            (193.3)
------------------------------------------------------------------------------------------------------------------

Balance at end of period                                    145.1            54.1           (22.4)          (34.3)
------------------------------------------------------------------------------------------------------------------

Stockholders' equity at end of period                  $  1,149.3         1,005.6           811.9           821.9
------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA AND SUBSIDIARY

Consolidated Statements of Cash Flows

For the year ended December 31, 1997, the periods from April 1, 1996 to December 31, 1996 and from January 1, 1996 to March 31, 1996, and the year ended December 31, 1995 (in millions)

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Preacquisition
                                                                                                     ----------------------------
                                                                                       Nine months   Three months
                                                                         Year ended          ended          ended     Year ended
                                                                       December 31,   December 31,      March 31,   December 31,
                                                                               1997           1996           1996           1995
---------------------------------------------------------------------------------------------------------------------------------
Cash flows from operating activities:
   Net income                                                            $    91.0           54.1           11.9           39.2
   Adjustments to reconcile net income to cash provided by
     (used in) operating activities:
       Change in policy liabilities                                          239.0           53.5          (32.8)         114.2
       Change in accrued investment income                                    (6.5)         (37.6)           4.1           (2.1)
       Deferred policy acquisition costs                                    (112.3)         (74.9)         (22.2)         (76.1)
       Amortization of deferred policy acquisition costs                      10.8            3.2            6.0           39.3
       Amortization of intangibles                                            59.6           50.1            0.6            3.2
       Other amortization and depreciation                                     8.0            7.3            1.4           (1.2)
       Premiums and operating receivables, commissions and general
         expenses, income taxes and other                                   (128.5)          77.8           22.9          (65.7)
       Realized investment (gains) losses                                    (13.3)          (6.0)          (9.0)          76.5
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) operating activities                              147.8          127.5          (17.1)         127.3
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Sale (purchase) of short-term investments - net                            42.4           49.4          (10.1)         (18.8)
   Sale or maturity of investments
     Fixed maturities - held to maturity:
       Maturities                                                              -              -              -              3.9
       Calls and prepayments                                                   -              -              -             60.9
     Fixed maturities - available for sale
       Maturities                                                              -            201.5           46.1           35.0
       Calls and prepayments                                                   -            353.5          101.0           58.6
       Sales                                                                 739.1          452.0          115.8        1,700.3
     All other investments                                                   145.1          177.3           44.9          124.6
   Purchase of investments:
     Fixed maturities - available for sale                                (1,104.1)      (1,279.5)        (144.1)      (1,950.7)
     All other investments                                                   (30.8)         (39.5)         (65.5)        (183.5)
   Purchase of property and equipment                                         (2.4)           -             (0.2)          (0.8)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) investing activities                             (210.7)         (85.3)          87.9         (170.5)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Capital contribution                                                        -              -              2.8            -
   Cash dividends to stockholder                                               -              -            (40.0)          (6.0)
   Change in cash overdrafts                                                   4.7          (12.7)          28.8            -
   Interest sensitive life, annuity and investment contract deposits       1,894.2        1,275.4          301.9        1,059.5
   Interest sensitive life, annuity and investment contract withdrawals   (1,842.2)      (1,305.6)        (358.8)      (1,031.7)
------------------------------------------------------------------------------------------------------------------------------

Cash provided by (used in) financing activities                               56.7          (42.9)         (65.3)          21.8
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash                                                   (6.2)          (0.7)           5.5          (21.4)
Cash at beginning of period                                                    6.4            7.1            1.6           23.0
------------------------------------------------------------------------------------------------------------------------------

Cash at end of period                                                    $     0.2            6.4            7.1            1.6
------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements

December 31, 1997

===============================================================================

   (1)   Summary of Significant Accounting Principles and Practices

         Basis of Presentation

         The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles (GAAP) and include the accounts of The Life Insurance Company of Virginia ("Life of Virginia" or "Company") and its subsidiary, Assigned Settlements Inc. All material intercompany accounts and transactions have been eliminated.

         Prior to April 1, 1996, Combined Insurance Company of America ("CICA") owned 100% or 4,000 shares of Life of Virginia. CICA is a wholly-owned subsidiary of AON Corporation (AON). On April 1, 1996, CICA sold 100% of the issued and outstanding shares of Life of Virginia to General Electric Capital Corporation ("GE Capital"). Immediately thereafter, 80% was contributed to General Electric Capital Assurance Company (the "Parent"). On December 31, 1996, the remaining 20% was contributed to General Electric Financial Assurance Holdings, Inc. ("GEFAH").

         Life of Virginia primarily sells variable annuities and universal life insurance to customers throughout most of the United States. Life of Virginia distributes variable annuities primarily through stockbrokers and universal life insurance primarily through career agents and independent brokers. Life of Virginia is also engaged in the sale of traditional individual and group life products and guaranteed investment contracts. Approximately 23%, 34% and 43% of premium and annuity consideration collected, in 1997, 1996, and 1995, respectively, came from customers residing in the South Atlantic region of the United States.

         Although the Company markets its products through numerous distributors, approximately 22%, 21% and 14% of the Company's sales in 1997, 1996 and 1995, respectively, have been through two specific national stockbrokers. Loss of all or a substantial portion of the business provided by these stockbrokers could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

THE LIFE INSURANCE COMPANY OF VIRGINIA & SUBSIDIARY

Notes to Consolidated Financial Statements



===============================================================================


   (1)   Continued

         Estimates

         Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that could affect amounts and disclosures reported therein. Actual results could differ from those estimates. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect deferred acquisition costs, PVFP, future life policy benefits, provisions for real estate-related losses and related reserves, other-than-temporary declines in values for fixed maturities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

         Certain 1996 and 1995 amounts have been reclassified to conform to 1997 presentation.

         Purchase Accounting Method

         Upon acquisition of Life of Virginia by GE Capital, Life of Virginia restated its financial statements in accordance with the purchase method of accounting. The net purchase price for Life of Virginia and its subsidiary of $929.9 million was allocated according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing.

         In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, Life of Virginia also recorded in its consolidated financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in an increase in stockholders' equity of $118 million (net of purchase accounting adjustments of $2.2 million in 1997), reflecting the application of the purchase method of accounting. The Company's consolidated financial statements subsequent to April 1, 1996 reflect this new basis of accounting.

   (1)   Continued

         All amounts for periods ended before April 1, 1996 are labeled "Preacquisition" and are based on the preacquisition historical costs in accordance with generally accepted accounting principles. The periods ending after such date are based on fair values at April 1, 1996 (which becomes the new cost basis) and subsequent costs in accordance with the purchase method of accounting.


         Present Value of Future Profits

         As of April 1, 1996, Life of Virginia established an intangible asset which represents the present value of future profits ("PVFP"). PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.

         PVFP is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied since inception. The amortization period is the remaining life of the policies, which range from 10 to 30 years from the date of original policy issue. Based on current assumptions, net amortization of the PVFP asset, expressed as a percentage, is projected to be 12.4%, 11.6%, 10.8%, 9.5% and 8.1% for the years ended December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

         Prior to April 1, 1996, Life of Virginia's PVFP was calculated in a similar manner as the PVFP discussed above and related to policies in-force on April 30, 1986, the date the Company was acquired by Aon. Under purchase accounting this PVFP was removed.

   (1)   Continued

         The projected ending balance of PVFP will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to stockholders' equity, net of applicable income tax. The components of PVFP are as follows:


                                                                                               Preacquisition
                                                                                 ------------------------------
                                                                  Nine months       Three months
                                                  Year ended            ended            ended     Year ended,
                                                December 31,     December 31,        March 31,    December 31,
(millions)                                              1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------------

PVFP - beginning of period                 $             419.2              -               32.6            48.6
Adjustment related to the purchase
   method of accounting                                    -              484.0              -               -
Interest accreted at 6.75% for 1997
   and 6.25% for 1996                                     28.4             22.4              0.5             2.1
Gross amortization, excluding interest                   (81.6)           (67.5)            (1.1)           (5.3)
Dividend of Globe Life Insurance
   Company (note 7)                                        -                -                -             (12.8)
Effect of net unrealized
   investment (gains) losses                             (33.4)           (19.7)             -               -
---------------------------------------------------------------------------------------------------------------

PVFP - end of period                       $             332.6            419.2             32.0            32.6
---------------------------------------------------------------------------------------------------------------


         Goodwill

         Under the purchase method of accounting, Goodwill is the excess of the purchase price over the fair value of assets and liabilities acquired and PVFP. The Company has elected to amortize goodwill on the straight line basis over a 20 year period.

         The Company reviews goodwill to determine if events or changes in circumstances may have affected the recoverability of the outstanding goodwill as of each reporting period. In the event that the Company determined that goodwill was not recoverable it would amortize such amounts as additional goodwill expense in the accompanying consolidated financial statements. As of December 31, 1997, the Company believes that no such adjustment is necessary.

   (1)   Continued

         Deferred Tax Assets and Liabilities

         Pursuant to the acquisition on April 1, 1996, GE Capital, and Aon Corporation, the Company's previous ultimate parent, agreed to file an election to treat the acquisition of Life of Virginia as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition were revalued based upon fair market values. The principal effect of the election was to establish a tax basis of intangibles for the value of the business acquired that is amortizable for tax purposes over 10-15 years.

         Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

         Recognition of Premium Revenue and Related Expenses

         For universal life-type and investment products, generally there is no requirement for the payment of a premium other than to maintain account values at a level sufficient to pay mortality and expense charges. Consequently, premiums for universal life-type policies and investment products are not reported as revenue, but as deposits. Policy fee revenue for universal life-type policies and investment products consists of charges for the cost of insurance, policy administration, and surrenders assessed during the period. Expenses include interest credited to policy account balances and benefit claims incurred in excess of policy account balances.

         In general, for accident and health products, premiums collected are reported as earned proportionately over the period covered by the policies. For all other life products, premiums are recognized as revenue when due. Benefits and related expenses associated with the premium revenues are charged to expense proportionately over the lives of the policies through a provision for future policy benefit liabilities and through deferral and amortization of deferred policy acquisition costs.

   (1)   Continued

         Reinsurance

         Reinsurance premiums, commissions, and expense reimbursements on reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits. Expense reimbursements received in connection with reinsurance ceded have been accounted for as a reduction of the related policy acquisition costs or, to the extent such reimbursements exceed the related acquisition costs, as other revenue. All reinsurance receivables and prepaid reinsurance premium amounts are reported as assets.

         Investments

         Fixed maturities are classified as available for sale and carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity that are included in net investment income. Included in fixed maturities are investments in mortgage-backed securities. Investment income on mortgage-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income.

         Short-term investments are carried at amortized cost which approximates fair value. Equity securities are valued at fair value. Mortgage loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Real estate is carried generally at cost less accumulated depreciation. Policy loans are carried at unpaid principal balance. Other long-term investments are carried generally at cost.

         Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses in a separate component of stockholders' interest and accordingly, have no effect on net income.

   (1)   Continued

         Investments that have declines in fair value below cost, that are judged to be other than temporary, are written down to estimated fair value and reported as realized investment losses. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are in arrears.

         Impaired loans are loans for which it is probable that the Company will be unable to collect all amounts due according to terms of the original contractual terms of the loan agreement. This definition includes, among other things, leases, or larger groups of small-homogenous loans, and therefore applies principally to the Company's commercial loans. Life of Virginia measures impaired loans at the present value of the loans discounted cash flow using the effective interest rate of the original loan as the discount rate.

         Deferred Policy Acquisition Costs

         Costs of acquiring new business, principally commissions, underwriting and sales expenses that vary with and are primarily related to the production of new business, are deferred. For non-universal life-type products, amortization of deferred policy acquisition costs is related to and based on the present value of expected premium revenues on the policies. Periodically amortization is adjusted to reflect current withdrawal experience. Expected premium revenues are estimated by using the same assumptions used in estimating future policy benefits.

         Deferred policy acquisition costs related to universal life-type policies and investment products are amortized in relation to the present value of expected gross profits on the policies. Such amortization is adjusted periodically to reflect differences in actual and assumed gross profits.

   (1)   Continued

         To the extent that unrealized gains or losses on available for sale securities would result in an adjustment to deferred policy acquisition costs amortization, had those gains or losses actually been realized, the related deferred policy acquisition cost adjustments are recorded along with the unrealized gains or losses included in stockholders' equity with no effect on net income.

         The components of deferred policy acquisition costs are as follows:


                                                                                            Preacquisition
                                                                                   -------------------------
                                                                   Nine months   Three months
                                                   Year ended            ended          ended    Year ended
                                                 December 31,     December 31,      March 31,   December 31,
(millions)                                               1997             1996           1996           1995
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs -                 $    70.3             -            363.9          388.1
   beginning of period
Commissions and expenses deferred                       112.3            74.9           22.2           76.1
Amortization                                            (10.8)           (3.2)          (6.0)         (39.3)
Dividend of Globe Life Insurance
   Company (note 7)                                       -               -              -            (22.8)
Effect of net unrealized investment
   (gains) losses                                        (6.8)           (1.4)          17.9          (38.2)
------------------------------------------------------------------------------------------------------------

Deferred policy acquisition costs - end of period   $   165.0            70.3          398.0          363.9
------------------------------------------------------------------------------------------------------------



         Property and Equipment

         Property and equipment are generally depreciated using the straight-line method over their estimated useful lives. As a result of purchase accounting, fully depreciated property and equipment were removed.

         Fair Value of Financial Instruments

         The following methods and assumptions were used to estimate fair values for financial instruments. The carrying amounts in the consolidated statements of financial position for cash and short-term investments approximate their fair values. Fair values for fixed

   (1)   Continued

         maturity securities and equity securities are based on quoted market prices or, if they are not actively traded, on estimated values obtained from independent pricing services or in the case of private placements, are estimated by discounted expected future cash flows using a current market rate applicable to the yield credit quality, call features and maturity of the investments, as applicable. The fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Fair values of derivatives are based on quoted prices for exchange-traded instruments or the cost to terminate or offset with other contracts.

         Fair values for liabilities for investment-type contracts are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

         Separate Account Business

         The assets and liabilities of the separate accounts represent designated funds of group pension, variable life and annuity policyholders and are not guaranteed or supported by other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. The assets are carried at fair value and are offset by liabilities that represent such policyholders' equity in those assets. The net investment income generated from these assets is not included in the consolidated statements of income.

         The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in the new portfolios. As of December 31, 1997, approximately $44.6 million of the Company's common stock investment related to its capital investments in the separate accounts.

         Future Policy Benefit Liabilities and Unearned Premiums and Policy and Contract Claims

         Future policy benefit liabilities on non-universal life-type and accident and health products have been provided on the net level premium method. The liabilities are calculated based on assumptions as to investment yield, mortality, morbidity and

   (1)   Continued

         withdrawal rates that were determined at the date of issue or acquisition of Life of Virginia by the Parent, and provide for possible adverse deviations. Interest assumptions are graded and range from 7.4% to 6.5%.

         Withdrawal assumptions are based principally on experience and vary by plan, year of issue, and duration.

         Policyholder liabilities on universal life-type and investment products are generally based on policy account values. Interest crediting rates for these products range from 8.6% to 4.5%.

         Unearned premiums generally are calculated using the pro rata method based on gross premiums. However, in the case of credit life and credit accident and health, the unearned premiums are calculated such that the premiums are earned over the period of risk in a reasonable relationship to anticipated claims.

         Policy and contract claim liabilities represent estimates for reported claims, as well as provisions for losses incurred, but not yet reported. These claim liabilities are based on historical experience and are estimates of the ultimate amount to be paid when the claims are settled. Changes in the estimated liability are reflected in income as the estimates are revised.

         Foreign Currency Translation

         Foreign revenues and expenses are translated at average exchange rates. Foreign assets and liabilities are translated at year-end exchange rates. Unrealized foreign exchange gains or losses on translation are generally reported in stockholders' equity. No tax effect was taken into consideration for unrealized losses.


   (2)   Invested Assets and Related Income

         Under purchase accounting, the fair value of Life of Virginia's fixed maturity investments as of April 1, 1996, became Life of Virginia's new cost basis in such investments. The difference between the new cost basis and original par is then amortized against investment income over the remaining effective lives of the fixed maturity investments.

   (2)   Continued

         The Company's investments in debt and equity securities are considered available for sale and are carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of stockholders' equity. The carrying value and amortized cost of investments at December 31, 1997 and 1996 were as follows:


                                                                                          December 31, 1997
                                                               -------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized       Fair
(millions)                                                           Cost       Gains       Losses        Value
----------------------------------------------------------------------------------------------------------------

Available for sale:
     U.S. government and agencies                            $         44.3         1.3          -           45.6
     States and political subdivisions                                  1.8         0.3          -            2.1
     Foreign governments                                              200.1         6.5         (0.3)       206.3
     Corporate securities                                           3,362.1       120.6         (8.1)     3,474.6
     Mortgage-backed securities                                     1,859.8        39.6         (5.4)     1,894.0
----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,468.1       168.3        (13.8)     5,622.6

Total equity securities                                               130.7        21.5         (0.5)       151.7
----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,598.8       189.8        (14.3)     5,774.3
----------------------------------------------------------------------------------------------------------------


                                                                                          December 31, 1996
                                                               --------------------------------------------------

                                                                                Gross        Gross
                                                                  Amortized   Unrealized  Unrealized         Fair
(millions)                                                           Cost       Gains       Losses          Value
------------------------------------------------------------------------------------------------------------------
Available for sale:
     U.S. government and agencies                            $         65.5         2.1          -           67.6
     States and political subdivisions                                  2.1         -            -            2.1
     Foreign governments                                              178.2         5.6          -          183.8
     Corporate securities                                           3,092.1        29.0        (19.6)     3,101.5
     Mortgage-backed securities                                     1,764.3        29.7         (6.3)     1,787.7
-----------------------------------------------------------------------------------------------------------------

Total fixed maturities                                              5,102.2        66.4        (25.9)     5,142.7

Total equity securities                                               155.1        11.2         (0.8)       165.5
-----------------------------------------------------------------------------------------------------------------

Total available for sale                                     $      5,257.3        77.6        (26.7)     5,308.2
-----------------------------------------------------------------------------------------------------------------

   (2)   Continued

         The scheduled maturity distribution of the fixed maturity portfolio at December 31 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                               1997
                                                                               ---------------------------
                                                                                    Amortized         Fair
(millions)                                                                               Cost        Value
----------------------------------------------------------------------------------------------------------

Due in one year or less                                                      $         105.8         106.7
Due after one year through five years                                                1,196.8       1,224.3
Due after five years through ten years                                               1,654.9       1,705.3
Due after ten years                                                                    650.8         692.3
-----------------------------------------------------------------------------------------------------------

Subtotals                                                                            3,608.3       3,728.6

Mortgage-backed securities                                                           1,859.8       1,894.0
-----------------------------------------------------------------------------------------------------------

Totals                                                                       $       5,468.1       5,622.6
-----------------------------------------------------------------------------------------------------------



         As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $4.7 million and $4.5 million at December 31, 1997 and 1996, respectively.

         At December 31, 1997, approximately 24.8% and 15.9% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

         At December 31, 1997, the Company did not hold any fixed maturity securities, other than securities issued or guaranteed by the U.S. government, which exceeded 10% of shareholders interest.

   (2)   Continued

         The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.



                                                             1997                         1996
                                                  -------------------------     -------------------------
                                                      Fair                         Fair
                                                     value      Percent           value       Percent
------------------------------------------------------------------------------------------------------

Agencies and treasuries                        $      308            5.5%   $      317          6.2%
AAA/Aaa                                             1,465           26.0         1,437         27.9
AA/Aa                                                 320            5.7           247          4.8
A/A                                                 1,101           19.6           988         19.2
BBB/Baa                                             1,862           33.1         1,864         36.3
BB/Ba                                                 307            5.5           207          4.0
B/B                                                    77            1.4            13          0.3
Not rated                                             182            3.2            69          1.3
-----------------------------------------------------------------------------------------------------

Totals                                         $    5,622          100.0%   $  5,142.         100.0%
-----------------------------------------------------------------------------------------------------



         Bonds with earnings ranging from AAA/Aaa to BBB-/Baa3 are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

   (2)   Continued

         The Company had $6.4 million and $12.6 million of non-income producing investments on December 31, 1997 and December 31, 1996, respectively.

         "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

         Under these principles, the Company has two types of "impaired" loans as of December 31, 1997 and 1996: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral at income recognition ($23.0 million and $-, respectively). There was no allowance for losses on these loans as of December 31, 1997 and 1996. Average investment in impaired loans during 1997 was $23.0 million and interest income earned on these loans while they were considered impaired was $2.0 million. There were no impaired loans nor related interest income earned on such loans in 1996.

         The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

         Geographic distribution as of December 31, 1997:



                                                                                    Mortgage    Real estate
-----------------------------------------------------------------------------------------------------------

South Atlantic                                                                          47.0%         60.3%
East North Central                                                                      14.8           2.3
Mountain                                                                                14.1           -
West South Central                                                                      12.0          37.4
Pacific                                                                                  6.6           -
Middle Atlantic                                                                          3.9           -
East South Central                                                                       1.6           -
------------------------------------------------------------------------------------------------------------

Total                                                                                  100.0%         100.0%
------------------------------------------------------------------------------------------------------------

(2)      Continued

         Type distribution as of December 31, 1997:



                                                                                Mortgage     Real estate
--------------------------------------------------------------------------------------------------------

Office building                                                                   19.8%            51.1%
Retail                                                                            23.7             21.3
Industrial                                                                        21.2               -
Apartments                                                                        21.8             25.3
Other                                                                             13.5              2.3
--------------------------------------------------------------------------------------------------------

Total                                                                            100.0%           100.0%
--------------------------------------------------------------------------------------------------------





         Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of stockholders' equity are summarized as follows:



                                                                                               Preacquisition
                                                                               -------------------------------------
                                                                     Nine months        Three months
                                                      Year ended        ended              ended        Year ended
                                                     December 31,    December 31,          March 31,    December 31,
(millions)                                               1997             1996               1996           1995
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on available-for-sale investment securities before adjustments:
      Fixed maturities                     $           154.5             40.5                2.8          143.8
      Equity securities                                 21.0             10.4                5.8           23.2
--------------------------------------------------------------------------------------------------------------------

Subtotal                                               175.5             50.9                8.6          167.0

Adjustments to the present value
   of future profits and deferred policy
   acquisition costs                                   (61.2)           (21.1)               9.9           (8.0)

Deferred income taxes                                  (40.0)           (10.4)              (6.6)         (55.9)
--------------------------------------------------------------------------------------------------------------------

Net unrealized gains on
   available-for-sale investment
   securities                                           74.3             19.4               11.9          103.1
--------------------------------------------------------------------------------------------------------------------

(2)      Continued

         The source of investment income of the Company is as follows:

                                                                                           Preacquisition
                                                                            ----------------------------------
                                                                Nine months     Three months
                                                  Year ended          ended            ended     Year ended
                                                 December 31,   December 31,        March 31,   December 31,
(millions)                                              1997           1996             1996           1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities                           $           398.5          274.4             93.1          332.8
Equity securities                                        7.3            8.7              4.2           10.8
Mortgage loans on real estate                           48.3           41.3             13.5           49.8
Short-term investments                                   1.0            2.5              0.5            3.5
Other investments                                       22.3           12.9              3.0           13.2
--------------------------------------------------------------------------------------------------------------

Gross investment income                                477.4          339.8            114.3          410.1
Investment expenses                                     (4.9)          (5.4)            (2.3)          (8.0)
--------------------------------------------------------------------------------------------------------------

Net investment income                      $           472.5          334.4            112.0          402.1
--------------------------------------------------------------------------------------------------------------



         Gross realized investment gains and losses resulting from the sales of investment securities were as follows:



                                                                                     Preacquisition
                                                                     ---------------------------------
                                                      Nine months     Three months
                                       Year ended           ended            ended       Year ended
                                      December 31,    December 31,        March 31,     December 31,
(millions)                                   1997            1996             1996             1995
------------------------------------------------------------------------------------------------------

Fixed maturities available for sale:
   Gross gains                         $      8.3             0.6              0.5             12.9
   Gross losses                               -              (0.7)            (1.4)           (90.2)
Fixed maturities held to maturity:
   Gross gains                                -               -                -                1.1
   Gross losses                               -               -                -              (13.8)
Equity securities                             3.4             6.0             10.3              5.6
Mortgage loans on real estate                (0.8)            -               (0.4)             2.3
Other                                         2.4             0.1              -                5.6
---------------------------------------------------------------------------------------------------

Total before tax                             13.3             6.0              9.0            (76.5)
Less applicable tax                          (4.7)           (2.3)            (1.9)            26.8
----------------------------------------------------------------------------------------------------

Total                                  $      8.6             3.7              7.1            (49.7)
----------------------------------------------------------------------------------------------------

(2)      Continued

         The changes in net unrealized gains (losses) on fixed maturities and equity security investments are as follows:



                                                                                           Preacquisition
                                                                           -----------------------------------
                                                              Nine months    Three months
                                              Year ended            ended           ended       Year ended
                                             December 31,     December 31,       March 31,     December 31,
(millions)                                          1997             1996            1996             1995
--------------------------------------------------------------------------------------------------------------

Fixed maturities:
   Available for sale                         $    114.0             40.5          (141.0)           298.7
   Held to maturity                                  -                -               -              233.7
Equity securities                                   10.6             10.4           (17.4)            26.1
--------------------------------------------------------------------------------------------------------------

Net unrealized investment gains (losses)      $    124.6             50.9          (158.4)           558.5
--------------------------------------------------------------------------------------------------------------



 (3)     Income Tax

         Beginning April 1, 1996, Life of Virginia and its subsidiary have been included in the life insurance company consolidated federal income tax return of GE Capital Assurance and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. Prior to April 1, 1996, Life of Virginia was included in the consolidated federal income tax return of Aon and its principal domestic subsidiaries and in accordance with intercompany policy, provided taxes on income based on a separate company basis. Amounts payable or recoverable related to periods before April 1, 1996, are subject to an indemnification agreement with Aon. As such the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

(3)      Continued

         Income taxes are recorded in the statements of income and directly in stockholders' equity accounts. Income taxes for the years ending December 31 was allocated as follows:




                                                                                     Preacquisition
                                                                      -----------------------------------
                                                        Nine months     Three months
                                        Year ended            ended            ended      Year ended
                                       December 31,     December 31,        March 31,    December 31,
(millions)                                    1997             1996             1996            1995
---------------------------------------------------------------------------------------------------------

Statement of income:
   Operating income (excluding
      realized investment gains
      and losses)                         $   47.5             29.5              5.1            53.9
   Realized investment gains/losses            4.7              2.3              1.9           (26.8)
--------------------------------------------------------------------------------------------------------

   Income tax expense included
      in the statement of income              52.2             31.8              7.0            27.1
Stockholders' equity:
   Unrealized gains/(losses) on
      securities available for sale           29.6             10.4            (49.3)           86.0
--------------------------------------------------------------------------------------------------------

Total                                     $   81.8             42.2            (42.3)          113.1
--------------------------------------------------------------------------------------------------------



         The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before income tax expense. A reconciliation of the income tax provisions based on the statutory corporate tax rate to the provisions reflected in the consolidated financial statements is as follows:

                                                                                                   Preacquisition
                                                                                     ------------------------------------------
                                                                    Nine months          Three months
                                              Year ended               ended                ended              Year ended
                                             December 31,          December 31,          December 31,         December 31,
                                                 1997                  1996                  1996                 1995
                                         --------------------- --------------------- -------------------- ---------------------
Statutory tax rate .....................  $  50.1       35.0%   $  30.1       35.0%   $  6.6       35.0%   $  23.2       35.0%
Tax-exempt investment income
 deductions ............................    ( 0.9)      (0.7)     ( 1.0)      (1.2)       --       (0.1)     ( 0.1)      (0.1)
Adjustment of prior year taxes .........       --         --         --         --        --         --        3.5        5.3
Other-net ..............................      3.0        2.2        2.7        3.2       0.4        2.1        0.5        0.7
                                          -------       ----    -------       ----    ------       ----    -------       ----
Effective tax rate .....................  $  52.2       36.5%   $  31.8       37.0%   $  7.0       37.0%   $  27.1       40.9%
                                          =======       ====    =======       ====    ======       ====    =======       ====

     Significant compnents of Life of Virginia's deffered tax liabilities and assets are as follows (in millions):



                                              December 31,     December 31,
                                                  1997             1996
                                             --------------   -------------
Deferred tax liabilities:
 Present value of future profits .........       $ 79.1             89.9
 Unrealized investment gains .............         40.0             10.4
 Other ...................................          2.7              6.5
                                                 ------            -----
Total deferred tax liabilities ...........        121.8            106.7
                                                 ------            -----
Deferred tax assets:
 Insurance reserve amounts ...............        142.9            120.4
 Policy acquisition costs ................         11.8             34.3
 Guaranty fund amounts ...................          9.4             10.8
 Other ...................................         15.1             14.1
                                                 ------            -----
Total deferred tax assets ................        179.2            179.6
                                                 ------            -----
Net deferred tax assets ..................       $ 57.4             72.9
                                                 ======            =====

     Deferred taxes are allocated to individual subsidiaries by applying the asset and liability method of accounting for deferred income taxes. Intercompany balances are settled annually.

(3)      Continued

         A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based on the expectation of the reversal of existing temporary differences, anticipated future earnings, and consideration of all other available evidence. Accordingly, no valuation allowance is established.

         The amount of income taxes paid (refunded) for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996, and the year ended December 31, 1995 was $64.4 million, $38.6 million, $(2.4) million and $44.9 million, respectively.


   (4)   Reinsurance and Claim Reserves

         Life of Virginia is involved in both the cession and assumption of reinsurance with other companies. Life of Virginia's reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

         A summary of reinsurance activity is as follows:



                                                                                       Preacquisition
                                                                       ---------------------------------
                                                         Nine months     Three months
                                         Year ended            ended            ended        Year ended
                                       December 31,     December 31,        March 31,      December 31,
                                               1997             1996             1996              1995
                                     ---------------  ---------------  ---------------   ---------------
                                             Earned           Earned           Earned            Earned
                                     ---------------  ---------------  ---------------   ---------------
Direct                              $         337.3            210.5             77.2             261.5
Assumed                                        20.7              6.6             35.0               4.3
Ceded                                          84.8             62.4             19.8              86.5
-------------------------------------------------------------------------------------------------------

Net premiums                                  273.2            154.7             92.4             179.3
-------------------------------------------------------------------------------------------------------

   (4)   Continued

         Due to the nature of the Company's reinsurance contracts, premiums earned approximate premiums written.

         A significant portion of Life of Virginia's ceded premiums relates to group life and health premiums. Life of Virginia is the primary carrier for the State of Virginia employees group life and health plan. By statute, Life of Virginia must reinsure these risks with other Virginia domiciled companies who wish to participate.

         Incurred losses and loss adjustment expenses are net of reinsurance of $72.7 million, $60.5 million, $17.2 million and $63.1 million for the year ended December 31, 1997, the nine months ended December 31, 1996, three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In December 1994, Life of Virginia ceded to CICA $406.6 million of its guaranteed investment contract liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $278.1 million and a cost of $287.2 million and preferred stock with a fair value of $110.5 million and a cost of $119.7 million.

         In January 1995, Life of Virginia ceded to CICA $600 million of its single premium deferred annuity liabilities. In conjunction with the liability cession, Life of Virginia transferred to CICA available for sale fixed maturities with a fair value of $436.1 million and book value of $501.4 million and held to maturity fixed maturities with a fair value of $81.4 million and a book value of $95.1 million. In addition, $5.5 million of accrued income related to the assets above was transferred to CICA. This transaction resulted in a deferred reinsurance gain of $77.0 million, $24 million of which was recognized in 1995. Additionally, Life of Virginia recognized a $79.0 million realized investment loss.

(4)      Continued

         In connection with the sale of the Company, the following transactions occurred effective January 1, 1996: single premium deferred annuity liabilities reinsured with CICA in 1995 were recaptured, guaranteed investment contract liabilities reinsured with CICA in 1994 were recaptured, other lines of CICA insurance business inforce were assumed, and other related liabilities of CICA were assumed. In conjunction with the recapture and assumption, CICA transferred to Life of Virginia assets with a fair value totaling $842.6 million. For the three months ended March 31, 1996, premiums of $33.9 million, benefits of $46.7 million, commission expense of $10.2 million and a capital contribution of $69.3 million as a result of various reinsurance transactions. The $53 million deferred reinsurance gain remaining at December 31, 1995 from the January 1995 single premium deferred annuity cession to CICA was recognized as a capital contribution. The tables below summarize the assets and liabilities transferred from CICA to the Company.



       Millions                                                    Fair Value
-----------------------------------------------------------------------------
Assets transferred:
     Fixed maturity                                              $     727.4
     Preferred stock                                                    88.2
     Policy loans                                                       14.2
     Accrued investment income                                          10.0
     Cash                                                                2.8
-----------------------------------------------------------------------------

Total                                                                  842.6
-----------------------------------------------------------------------------

Liabilities recaptured and assumed:
     Single premium deferred annuity                                   410.5
     Guaranteed investment contracts                                   212.6
     Universal life contracts                                          156.6
     Individual traditional contracts                                   33.2
     Other lines of business inforce                                    19.9
     Other liabilities                                                  16.5
-----------------------------------------------------------------------------

Total                                                            $     849.3
-----------------------------------------------------------------------------

   (5)   Employee Benefits

         Savings Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory savings plan. Provisions made for the savings plan were $.9 million and $.6 million for the year ended December 31, 1997 and the nine months ended December 31, 1996.

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's contributory savings plan for the benefit of salaried and commissioned employees. Provisions made for the savings plan were $.3 million and $.8 million for the three months ended March 31, 1996, and the year ended December 31, 1995, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Employee Stock Ownership Plan

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's leveraged ESOP for the benefit of salaried and certain commissioned employees. Contributions to the ESOP for the three months ended March 31, 1996 and the year ended December 31, 1995 charged to Life of Virginia's operations amounted to $.1 million and $.5 million, respectively. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Pension Plan

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric contributory defined benefit pension plan. Generally, benefits are based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Benefit provisions are subject to collective bargaining. General Electric's funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as determined appropriate. The components of net periodic pension cost and benefit obligations of the General Electric defined benefit plan are not separately available for Life of Virginia. In connection with Life of Virginia's participation in the General Electric contributory defined benefit pension plan a $.6 million and $.4 million expense were incurred for the year ended December 31, 1997 and the nine months ended December 31, 1996.

   (5)   Continued

         Prior to the acquisition on April 1, 1996, Life of Virginia participated in Aon's non-contributory defined benefit pension plan providing retirement benefits for salaried employees and certain commissioned employees based on years of service and salary. Aon's funding policy was to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as Aon determined to be appropriate from time to time. The components of net periodic pension cost and benefit obligations of the Aon defined benefit plan were not separately available for Life of Virginia. In connection with Life of Virginia's participation in the Aon defined benefit plan, the Company had net pension credits of $1.2 million and $3.8 million in the three months ended March 31, 1996 and the year ended December 31, 1995. This plan terminated upon the acquisition of Life of Virginia by GE Capital.

         Postretirement Benefits Other Than Pensions

         Beginning April 1, 1996, Life of Virginia's salaried and commissioned employees participated in a General Electric retiree health and life insurance benefit plan. The plans principally provides health and life insurance benefits to employees who retire under the General Electric pension plan with 10 or more years of service. Retirees share in the cost of their health care benefits. The funding policy for retiree health benefits is generally to pay covered expenses as they are incurred. Expenses incurred by Life of Virginia for the year ended December 31, 1997 and the nine months ended December 31, 1996 for the retiree health and life insurance benefit plan were $1.9 million and $1.3 million, respectively.

         Prior to the acquisition on April 1, 1996, Aon sponsored two defined benefit postretirement health and welfare plans in which Life of Virginia participated that cover both salaried and nonsalaried employees. One plan provided medical benefits, prior to and subsequent to Medicare eligibility, and the other provided life insurance benefits. The postretirement health care plan was contributory, with retiree contributions adjusted annually; the life insurance plan was noncontributory. Both plans were funded on a pay-as-you-go basis. These plans terminated upon the acquisition of Life of Virginia by GE Capital.

(6)      Lease Commitments

         Life of Virginia has noncancelable operating leases for certain office space, equipment and automobiles. Future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at December 31, 1997 are as follows:



(millions)                                       Minimum lease payments
------------------------------------------------------------------------
1998                                                           $    1.1
1999                                                                0.8
2000                                                                0.5
2001                                                                0.3
2002                                                                -
Later years                                                         -
------------------------------------------------------------------------

Total minimum payments required                                $    2.7
------------------------------------------------------------------------




         Rental expense for all operating leases for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995 amounted to $1.3 million, $2.5 million, $.8 million and $3.6 million, respectively.


   (7)   Related Party Transactions

         Life of Virginia pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $7.6 million, $3.2 million, $3.5 million and $5.8 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively. Life of Virginia charges affiliates for certain services and for the use of facilities and equipment which aggregated $4.6 million, $2.0 million, $1.0 million, and $10.0 million for the year ended December 31, 1997, the nine months ended December 31, 1996, the three months ended March 31, 1996, and the year ended December 31, 1995, respectively.

   (7)   Continued

         At December 31, 1997 and 1996, Life of Virginia held investments in securities of certain affiliates amounting to $2.6 million. Amounts included in net investment income related to these holdings totaled $0.1 million, $0.1 million, $0.2 million and $1.0 million for the year ended December 31, 1997, for the nine months ended December 31, 1996, the three months ended March 31, 1996 and the year ended December 31, 1995, respectively.

         In January 1995, Life of Virginia dividend 100% of its Globe Life Insurance Company ("Globe") common stock to CICA, a subsidiary of Aon. At December 31, 1994, Globe had assets of $954.9 million, liabilities of $765.7 million and stockholders' equity of $189.2 million. The fair value of this dividend was $193.3 million.

         In 1995, Life of Virginia received from CICA, in the form of a capital contribution, fixed maturities with a fair value of $45.0 million.

         In January 1995, Life of Virginia transferred limited partnership investments with a fair value of $8.0 million and book value of $7.5 million, common stocks with a fair value of $5.6 million and book value of $3.4 million, and cash of $6.4 million to pay a $20.0 million dividend declared but not paid in 1994. A $2.7 million realized investment gain was recorded on this transfer.


   (8)   Litigation

         Life of Virginia is subject to numerous claims and lawsuits that arise in the ordinary course of business. In some of these cases the remedies that may be sought or damages claimed are substantial, including cases that seek punitive or extraordinary damages. Accruals for these lawsuits have been provided to the extent that losses are deemed probable and are estimable. Although the ultimate outcome of these suits cannot be ascertained and liabilities in indeterminate amounts may be imposed on Life of Virginia, on the basis of present information, availability of insurance coverage, and advice received from counsel, it is the opinion of management that the disposition or ultimate determination of such claims and lawsuits will not have a material adverse effect on the consolidated financial position or results of operations of Life of Virginia.

   (9)   Financial Instruments

         Interest Rate Risk Management

         Life of Virginia used interest rate swap agreements to manage asset and liability durations relating to its capital accumulation annuity business. As of December 31, 1995, these swap agreements had the net effect of lengthening liability durations. Variable rates received on interest rate swap agreements correlate with crediting rates paid on outstanding liabilities. The net effect of swap payments is settled periodically and reported in income. There was no settlement of underlying notional amounts.

         Life of Virginia performed frequent analyses to measure the degree of correlation associated with its derivative program. Life of Virginia assessed the adequacy of the correlation analyses results in determining whether the derivatives qualify for hedge accounting. Realized gains and losses on derivatives that qualify as hedges were deferred and reported as an adjustment of the cost basis of the hedged item. Deferred gains and losses were amortized into income over the life of the hedged item. The fair value of swap agreements hedging liabilities were not recognized in the consolidated statements of financial position.

         These interest rate swaps gave rise to credit risks due to possible non-performance by counterparties. The credit risk was generally limited to the fair value of those contracts that were favorable to Life of Virginia. Life of Virginia limited its credit risk by restricting investments in derivative contracts to a diverse group of highly rated major financial institutions. Life of Virginia closely monitored the credit worthiness of, and exposure to, its counterparties and considered its credit risk to be minimal.

         Life of Virginia had no interest rate swaps outstanding at December 31, 1997 and 1996.

         During the three months ended March 31, 1996 and the year ended December 31, 1995 Life of Virginia amortized $.6 million and $1.4 million, respectively, of net deferred losses relating to interest rate swaps into income.

         As of December 31, 1995, the principal swaps have maturities ranging from September 1999 to October 2000 and variable rates based on five year treasury rates. These swaps were terminated prior to March 31, 1996 resulting in a $1.1 million gain which was deferred.

(9)      Continued

         Other Financial Instruments

         Life of Virginia has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding at December 31, 1997 and December 31, 1996, totaled $16.7 million and $1.7 million, respectively.


         Fair Value of Financial Instruments

         Accounting standards require the disclosure of fair values for certain financial instruments. The fair value disclosures are not intended to encompass the majority of policy liabilities, various other non-financial instruments, or other intangible items related to Life of Virginia's business. Accordingly, care should be exercised in deriving conclusions about Life of Virginia's business or financial condition based on the fair value disclosures.

         The Company has no derivative financial instruments as defined by SFAS No. 119 at December 31, 1997, other than mortgage loan commitments of $67.7 million.

   (9)   Continued

         The carrying amount and fair value of certain of Life of Virginia's financial instruments are as follows:



                                                                 December 31, 1997         December 31, 1996
                                                               ------------------------------------------------
                                                                Carrying         Fair    Carrying         Fair
(millions)                                                        Amount        Value      Amount        Value
---------------------------------------------------------------------------------------------------------------
Assets:
   Fixed maturities and
      equity securities
       (note 2)                                              $  5,774.3      5,774.3     5,308.2      5,308.2
   Mortgage loans on
      real estate                                                 496.2        532.2       585.4        622.6
   Policy loans                                                   188.4        188.4       179.5        179.5
   Cash, short-term
      investments and
      receivables                                                 138.6        138.6       186.4        186.4
   Assets held in separate accounts                             4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------

Liabilities:
   Investment type
      insurance contracts                                       3,113.8      3,100.7     3,055.0      3,027.6
   Commissions and
      general expenses                                             51.1         51.1        46.8         46.8
   Liabilities related to separate accounts                     4,066.4      4,066.4     2,762.7      2,762.7
------------------------------------------------------------------------------------------------------------



         See Note 1 regarding the method used to estimate fair values.

                                                     1
  (10)   Stockholders' Equity

         Generally, the capital and surplus of Life of Virginia available for transfer to the Parent are limited to the amounts that the statutory capital and surplus exceed minimum statutory capital requirements; however, payments of the amounts as dividends may be subject to approval by regulatory authorities. The maximum amount of dividends which can be paid by the Company without prior approval at December 31, 1997, is $51.8 million.

         Statutory net income (loss) and stockholders' equity is summarized below:


                                                                                         Preacquisition
                                                                            ------------------------------
                                                                 Nine months  Three months
                                                 Year ended            ended         ended
                                               December 31,     December 31,      March 31,    December 31,
(millions)                                             1997             1996           1996           1995
----------------------------------------------------------------------------------------------------------
Statutory net income                      $           73.9             69.7           (8.3)           53.9
Statutory stockholders' equity                       522.5            419.1          360.5           364.2
----------------------------------------------------------------------------------------------------------


         The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements to help regulators identify life insurers that may be inadequately capitalized. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997 the Company's Total Adjusted Capital and Authorized Control Level
         - RBC were above the calculated minimum regulatory thresholds.

                                                                     APPENDIX C

       Illustrations of Death Benefits, Cash Values and Surrender Values

     The following tables illustrate how the Surrender Value, Cash Value and Death Benefit of a Policy change with the investment experience of Separate Account II and with changes in the cost of insurance rates and administrative charges. The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated. The tables are also based on the assumption that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and that no policy loans or partial surrenders have been made. Upon request, Life of Virginia will provide an illustration based upon the proposed Insured's age, sex (where appropriate), and underwriting classification, the proposed Specified Amount of insurance, and the frequency and amount of proposed premium payments.

     The tables on the following pages illustrate a Policy issued to a male, age 40, with an initial Specified Amount of $50,000 (of insurance) and premium payments of $600 per year. The second column of the illustrations shows the accumulated value of the premiums paid at the stated interest rate. The remaining columns illustrate the Surrender Value, Cash Value and Death Benefit of a Policy over the designated period under varying assumptions of investment rates of return, underwriting risk classification, cost of insurance and death benefit option. Policy values also take into account the charges deducted from premium payments and Cash Value (See Charges and Deductions).

     The maximum cost of insurance rates allowable under the Policy (shown in the illustrations as "guaranteed") are based upon the 1980 Commissioners' Standard Ordinary Mortality Table. At most ages, Life of Virginia currently charges lower cost of insurance rates (shown in the illustrations as "current") and anticipates charging these rates for the foreseeable future.

     The tables differ as shown below:




   Rates of
  Investment      Underwriting        Cost of       Death
    Return            Risk           Insurance     Benefit
 Illustrated     Classification        Rates       Option     Page
-------------   ----------------   ------------   --------   -----
0,6 & 12%              PNS          Guaranteed        A       A-3
0,6 & 12%              PNS            Current         A       A-4
0,6 & 12%              PNS          Guaranteed        B       A-5
0,6 & 12%              PNS            Current         B       A-6
0,6 & 12%              NS           Guaranteed        A       A-7
0,6 & 12%              NS             Current         A       A-8
0,6 & 12%              NS           Guaranteed        B       A-9
0,6 & 12%              NS             Current         B       A-10
0,6 & 12%              PS           Guaranteed        A       A-11
0,6 & 12%              PS             Current         A       A-12
0,6 & 12%              PS           Guaranteed        B       A-13
0,6 & 12%              PS             Current         B       A-14
0,6 & 12%               S           Guaranteed        A       A-15
0,6 & 12%               S             Current         A       A-16
0,6 & 12%               S           Guaranteed        B       A-17
0,6 & 12%               S             Current         B       A-18

     The illustrations using the cost of insurance rates currently charged by Life of Virginia assume those current cost of insurance rates are continued for the entire period indicated. Although Life of Virginia currently makes deductions for cost of insurance based upon the currrent rates, and anticipates continuing such practice for the foreseeable future, THERE IS NO GUARANTEE THAT SUCH RATES WILL BE CONTINUED. At the discretion of Life of Virginia, the rates could be increased or decreased, based upon its estimate of expected mortality. Thus, the values in the third through the eleventh columns of those illustrations using current cost of insurance rates indicate values that would be available, assuming the stated investment rates of return, if the current rate of cost of insurance and monthly administrative charges were continued. THOSE COLUMNS DO NOT ILLUSTRATE VALUES THAT WOULD BE GUARANTEED IF THE HYPOTHETICAL INVESTMENT RATES OF RETURN WERE EARNED.

     The amounts shown for the Surrender Value, Cash Value, and Death Benefit reflect the fact that the net investment return of the Subdivision is lower than the gross return on the assets held in the particular Fund as a result of expenses paid by it and charges levied against the Investment Subdivision. The illustrations take into account a charge of 0.58%, which represents the average investment advisory fee of the Funds, and a charge of .22%, which represents the average annual expenses of the Funds. Assumed charges for fees and expenses, as an annual percentage of the average daily net assets of the Funds, are based on the actual fees and expenses incurred by the funds in 1997. Actual fees and expenses charged to a policy will depend on the Investment Subdivisions chosen by the Policyowner. The illustrations also take into account the charge by Life of Virginia to an Investment Subdivision for assuming mortality and expense risks, made daily at an annual rate of .70% of the net assets of the Investment Subdivision. After deduction of these amounts, the illustrated gross annual investment rates of return of 0%, 6% and 12%, correspond to approximate net annual rates of -1.50%, 4.50% and 10.50%, respectively.

     The annual fees and expenses used for all the funds in these illustrations are net of certain reimbursements and fee waivers by the Funds' investment advisors. Life of Virginia cannot guarantee that the reimbursements will continue.

     All of the information used to determine average fees and expenses for the illustrations was provided by the Funds. In some cases, estimates were substituted by the Funds for the actual fees and expenses. Life of Virginia does not represent that such estimates are true and complete, and has not independently verified these figures.

     The hypothetical values shown in the tables do not reflect any charges for Federal income taxes against Separate Account II, since Life of Virginia is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 6% or 12%, by an amount sufficient to cover the tax charges in order to produce the surrender values, cash values, and death benefits illustrated (see Federal Tax Matters).

     The tables do not reflect the increased premium required for underwriting risk classes with anticipated mortality in excess of non-smoker (standard); if such tables were shown they would indicate for otherwise identical Polices higher cost of insurance charges and lower cash values and surrender values. The tables also do not reflect any reduction in sales charges available to certain groups (see Reduction of Charges for Group Sales); if the reduced charges were illustrated they would show increased cash values and surrender values. The cost of insurance could be reduced, and/or the death benefit increased (under Option A) depending on how the reductions in administrative charges and mortality costs were applied.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40                       Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B                   Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- ------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
   1             630           62        362    50,362         89        389    50,389         117       417    50,417
   2           1,292          286        616    50,616        359        689    50,689         437       767    50,767
   3           1,986          550        857    50,857        687        994    50,994         836     1,144    51,144
   4           2,715          799      1,084    51,084      1,017      1,302    51,302       1,264     1,549    51,549
   5           3,481        1,035      1,298    51,298      1,350      1,612    51,612       1,724     1,987    51,987

   6           4,285        1,286      1,496    51,496      1,714      1,924    51,924       2,247     2,457    52,457
   7           5,129        1,520      1,677    51,677      2,078      2,236    52,236       2,804     2,962    52,962
   8           6,016        1,737      1,842    51,842      2,442      2,547    52,547       3,399     3,504    53,504
   9           6,947        1,936      1,988    51,988      2,804      2,856    52,856       4,035     4,088    54,088
   10          7,924        2,115      2,115    52,115      3,162      3,162    53,162       4,714     4,714    54,714

   15         13,594        2,490      2,490    52,490      4,659      4,659    54,659       8,716     8,716    58,716
   20         20,832        1,956      1,956    51,956      5,510      5,510    55,510      14,143    14,143    64,143

   25         30,068            *          *         *      4,872      4,872    54,872      21,139    21,139    71,139
   30         41,856            *          *         *      1,122      1,122    51,122      29,273    29,273    79,273
   35         56,902            *          *         *          *          *         *      37,053    37,053    87,053

---------
     * Premium in addition to the planned premium is required to keep the Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no Policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40                       Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A                   Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical         12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment         Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges     Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                           (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- --------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account     Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value     Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
1                630           62        362    50,362          89       389    50,389         117       417     50,417
2              1,292          357        687    50,687         433       763    50,763         513       843     50,843
3              1,986          692        999    50,999         838     1,145    51,145         996     1,304     51,304
4              2,715        1,011      1,296    51,296       1,248     1,533    51,533       1,518     1,803     51,803
5              3,481        1,321      1,584    51,584       1,672     1,935    51,935       2,087     2,349     52,349
6              4,285        1,657      1,867    51,867       2,144     2,354    52,354       2,743     2,953     52,953
7              5,129        1,989      2,146    52,146       2,634     2,792    52,792       3,463     3,620     53,620
8              6,016        2,316      2,421    52,421       3,144     3,249    53,249       4,252     4,357     54,357
9              6,947        2,640      2,692    52,692       3,675     3,728    53,728       5,119     5,172     55,172
10             7,924        2,959      2,959    52,959       4,227     4,227    54,227       6,072     6,072     56,072
15            13,594        4,299      4,299    54,299       7,168     7,168    57,168      12,311    12,311     62,311
20            20,832        5,251      5,251    55,251      10,508    10,508    60,508      22,226    22,226     72,226
25            30,068        5,365      5,365    55,365      13,785    13,785    63,785      37,544    37,544     87,544
30            41,856        4,034      4,034    54,034      16,226    16,226    66,226      60,909    60,909    110,909
35            56,902          255        255    50,255      16,338    16,338    66,338      96,049    96,049    146,049

---------
(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE IILLUSTRATIONS ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF - 1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF BIRGNIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40                       Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B                   Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- ------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
   1             630           63        363    50,000         90        390    50,000         118       418    50,000
   2           1,292          301        619    50,000        375        693    50,000         452       770    50,000
   3           1,986          555        863    50,000        693      1,000    50,000         844     1,151    50,000
   4           2,715          808      1,093    50,000      1,027      1,312    50,000       1,277     1,562    50,000
   5           3,481        1,049      1,311    50,000      1,366      1,629    50,000       1,745     2,008    50,000
   6           4,285        1,304      1,514    50,000      1,738      1,948    50,000       2,279     2,489    50,000
   7           5,129        1,545      1,702    50,000      2,113      2,270    50,000       2,851     3,008    50,000
   8           6,016        1,769      1,874    50,000      2,489      2,594    50,000       3,465     3,570    50,000
   9           6,947        1,977      2,029    50,000      2,865      2,918    50,000       4,126     4,179    50,000
   10          7,924        2,166      2,166    50,000      3,241      3,241    50,000       4,837     4,837    50,000

   15         13,594        2,617      2,617    50,000      4,903      4,903    50,000       9,189     9,189    50,000
   20         20,832        2,201      2,201    50,000      6,128      6,128    50,000      15,684    15,684    50,000

   25         30,068          333        333    50,000      6,219      6,219    50,000      25,736    25,736    50,000
   30         41,856            *          *         *      3,603      3,603    50,000      42,477    42,477    50,000
   35         56,902            *          *         *          *          *         *      71,217    71,217    76,202

---------
     * Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40                       Initial Specified Amount           $50,000
Preferred Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B                   Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical         12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment         Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges     Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                           (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- --------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account     Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value     Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
   1             630           63        363    50,000          90       390    50,000         118        418    50,000
   2           1,292          372        690    50,000         449       767    50,000         528        846    50,000
   3           1,986          698      1,005    50,000         844     1,152    50,000       1,004      1,312    50,000
   4           2,715        1,021      1,306    50,000       1,260     1,545    50,000       1,532      1,817    50,000
   5           3,481        1,336      1,599    50,000       1,690     1,953    50,000       2,110      2,372    50,000

   6           4,285        1,678      1,888    50,000       2,170     2,380    50,000       2,777      2,987    50,000
   7           5,129        2,016      2,173    50,000       2,671     2,828    50,000       3,512      3,669    50,000
   8           6,016        2,350      2,455    50,000       3,192     3,297    50,000       4,320      4,425    50,000
   9           6,947        2,682      2,734    50,000       3,737     3,789    50,000       5,210      5,262    50,000
   10          7,924        3,009      3,009    50,000       4,305     4,305    50,000       6,191      6,191    50,000

   15         13,594        4,406      4,406    50,000       7,370     7,370    50,000      12,693     12,693    50,000
   20         20,832        5,462      5,462    50,000      10,988    10,988    50,000      23,345     23,345    50,000

   25         30,068        5,778      5,778    50,000      14,936    14,936    50,000      40,896     40,896    50,000
   30         41,856        4,785      4,785    50,000      18,954    18,954    50,000      69,875     69,875    81,055
   35         56,902        1,355      1,355    50,000      22,558    22,558    50,000     116,997    116,997   125,187

---------
(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40             Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A         Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- ------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
   1             630           62        362    50,362         89        389    50,389         117       417    50,417
   2           1,292          286        616    50,616        359        689    50,689         437       767    50,767
   3           1,986          550        857    50,857        687        994    50,994         836     1,144    51,144
   4           2,715          799      1,084    51,084      1,017      1,302    51,302       1,264     1,549    51,549
   5           3,481        1,035      1,298    51,298      1,350      1,612    51,612       1,724     1,987    51,987
   6           4,285        1,286      1,496    51,496      1,714      1,924    51,924       2,247     2,457    52,457
   7           5,129        1,520      1,677    51,677      2,078      2,236    52,236       2,804     2,962    52,962
   8           6,016        1,737      1,842    51,842      2,442      2,547    52,547       3,399     3,504    53,504
   9           6,947        1,936      1,988    51,988      2,804      2,856    52,856       4,035     4,088    54,088
   10          7,924        2,115      2,115    52,115      3,162      3,162    53,162       4,714     4,714    54,714
   15         13,594        2,490      2,490    52,490      4,659      4,659    54,659       8,716     8,716    58,716
   20         20,832        1,956      1,956    51,956      5,510      5,510    55,510      14,143    14,143    64,143
   25         30,068            *          *         *      4,872      4,872    54,872      21,139    21,139    71,139
   30         41,856            *          *         *      1,122      1,122    51,122      29,273    29,273    79,273
   35         56,902            *          *         *          *          *         *      37,053    37,053    87,053

---------
     * Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40             Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A         Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical         12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment         Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges     Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                           (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- --------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account     Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value     Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
   1             630           62        362    50,362          89       389    50,389         117       417     50,417
   2           1,292          357        687    50,687         433       763    50,763         513       843     50,843
   3           1,986          692        999    50,999         838     1,145    51,145         996     1,304     51,304
   4           2,715        1,011      1,296    51,296       1,248     1,533    51,533       1,518     1,803     51,803
   5           3,481        1,315      1,578    51,578       1,666     1,928    51,928       2,081     2,343     52,343
   6           4,285        1,633      1,843    51,843       2,118     2,328    52,328       2,717     2,927     52,927
   7           5,129        1,934      2,091    52,091       2,575     2,733    52,733       3,400     3,557     53,557
   8           6,016        2,216      2,321    52,321       3,035     3,140    53,140       4,134     4,239     54,239
   9           6,947        2,481      2,533    52,533       3,499     3,551    53,551       4,925     4,977     54,977
   10          7,924        2,743      2,743    52,743       3,982     3,982    53,982       5,793     5,793     55,793
   15         13,594        3,840      3,840    53,840       6,558     6,558    56,558      11,494    11,494     61,494
   20         20,832        4,632      4,632    54,632       9,525     9,525    59,525      20,627    20,627     70,627
   25         30,068        4,449      4,449    54,449      12,168    12,168    62,168      34,459    34,459     84,459
   30         41,856        2,552      2,552    52,552      13,486    13,486    63,486      54,997    54,997    104,997
   35         56,902            *          *         *      11,580    11,580    61,580      84,772    84,772    134,772

---------
     * Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40             Initial Specified Amount           $50,000
Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B         Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- ------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
   1             630           63        363    50,000         90        390    50,000         118       418    50,000
   2           1,292          301        619    50,000        375        693    50,000         452       770    50,000
   3           1,986          555        863    50,000        693      1,000    50,000         844     1,151    50,000
   4           2,715          808      1,093    50,000      1,027      1,312    50,000       1,277     1,562    50,000
   5           3,481        1,049      1,311    50,000      1,366      1,629    50,000       1,745     2,008    50,000
   6           4,285        1,304      1,514    50,000      1,738      1,948    50,000       2,279     2,489    50,000
   7           5,129        1,545      1,702    50,000      2,113      2,270    50,000       2,851     3,008    50,000
   8           6,016        1,769      1,874    50,000      2,489      2,594    50,000       3,465     3,570    50,000
   9           6,947        1,977      2,029    50,000      2,865      2,918    50,000       4,126     4,179    50,000
   10          7,924        2,166      2,166    50,000      3,241      3,241    50,000       4,837     4,837    50,000
   15         13,594        2,617      2,617    50,000      4,903      4,903    50,000       9,189     9,189    50,000
   20         20,832        2,201      2,201    50,000      6,128      6,128    50,000      15,684    15,684    50,000
   25         30,068          333        333    50,000      6,219      6,219    50,000      25,736    25,736    50,000
   30         41,856            *          *         *      3,603      3,603    50,000      42,477    42,477    50,000
   35         56,902            *          *         *          *          *         *      71,217    71,217    76,202

---------
     * Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40
Initial Specified Amount      $50,000
Nonsmoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B         Premium (Payable Annually) (1)     $600


                             0% Assumed Hypothetical         6% Assumed Hypothetical         12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment         Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges     Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                           (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- --------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account     Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value     Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- ----------
   1             630           63        363    50,000          90       390    50,000         118        418    50,000
   2           1,292          372        690    50,000         449       767    50,000         528        846    50,000
   3           1,986          698      1,005    50,000         844     1,152    50,000       1,004      1,312    50,000
   4           2,715        1,021      1,306    50,000       1,260     1,545    50,000       1,532      1,817    50,000
   5           3,481        1,330      1,593    50,000       1,685     1,947    50,000       2,104      2,366    50,000
   6           4,285        1,654      1,864    50,000       2,146     2,356    50,000       2,752      2,962    50,000
   7           5,129        1,963      2,120    50,000       2,614     2,772    50,000       3,453      3,610    50,000
   8           6,016        2,254      2,359    50,000       3,089     3,194    50,000       4,209      4,314    50,000
   9           6,947        2,530      2,582    50,000       3,571     3,623    50,000       5,030      5,082    50,000
   10          7,924        2,803      2,803    50,000       4,074     4,074    50,000       5,935      5,935    50,000
   15         13,594        3,970      3,970    50,000       6,805     6,805    50,000      11,966     11,966    50,000
   20         20,832        4,872      4,872    50,000      10,083    10,083    50,000      21,951     21,951    50,000
   25         30,068        4,899      4,899    50,000      13,463    13,463    50,000      38,324     38,324    50,000
   30         41,856        3,319      3,319    50,000      16,472    16,472    50,000      65,513     65,513    75,995
   35         56,902            *          *         *      18,151    18,151    50,000     109,630    109,630   117,304

---------
     * Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A                Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
   End     Accumulated   ------------------------------- ------------------------------- ------------------------------
   of     At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
 Policy      Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
   1             630            0        280    50,280          5        305    50,305          29       329    50,329
   2           1,292          173        513    50,513        238        578    50,578         306       646    50,646
   3           1,986          411        727    50,727        532        848    50,848         664       980    50,980
   4           2,715          645        938    50,938        837      1,130    51,130       1,057     1,349    51,349
   5           3,481          877      1,146    51,146      1,156      1,424    51,424       1,488     1,757    51,757
   6           4,285        1,135      1,350    51,350      1,517      1,732    51,732       1,992     2,207    52,207
   7           5,129        1,390      1,552    51,552      1,893      2,054    52,054       2,544     2,705    52,705
   8           6,016        1,643      1,750    51,750      2,283      2,390    52,390       3,148     3,255    53,255
   9           6,947        1,892      1,946    51,946      2,688      2,742    52,742       3,809     3,863    53,863
   10          7,924        2,138      2,138    52,138      3,109      3,109    53,109       4,535     4,535    54,535
   15         13,594        2,861      2,861    52,861      5,001      5,001    55,001       8,896     8,896    58,896
   20         20,832        2,725      2,725    52,725      6,433      6,433    56,433      15,018    15,018    65,018
   25         30,068        1,334      1,334    51,334      6,756      6,756    56,756      23,420    23,420    73,420
   30         41,856            *          *         *      4,722      4,722    54,722      34,478    34,478    84,478
   35         56,902            *          *         *          *          *         *      48,354    48,354    98,354

---------
     * Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $ 600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A                Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1            630           0        280     50,280          5        305    50,305         29        329    50,329
    2          1,292         101        441     50,441        164        504    50,504        230        570    50,570
    3          1,986         264        580     50,580        375        691    50,691        498        814    50,814
    4          2,715         400        693     50,693        570        863    50,863        767      1,059    51,059
    5          3,481         511        780     50,780        748      1,017    51,017      1,035      1,304    51,304
    6          4,285         623        838     50,838        934      1,149    51,149      1,330      1,545    51,545
    7          5,129         705        867     50,867      1,098      1,259    51,259      1,620      1,781    51,781
    8          6,016         757        865     50,865      1,234      1,342    51,342      1,903      2,010    52,010
    9          6,947         777        831     50,831      1,342      1,396    51,396      2,176      2,229    52,229
   10          7,924         762        762     50,762      1,415      1,415    51,415      2,433      2,433    52,433
   15         13,594           *          *          *        909        909    50,909      3,149      3,149    53,149
   20         20,832           *          *          *          *          *         *      2,178      2,178    52,178
   25         30,068           *          *          *          *          *         *          *          *         *
   30         41,856           *          *          *          *          *         *          *          *         *
   35         56,902           *          *          *          *          *         *          *          *         *


---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B                Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1            630            0        282    50,000          6        306    50,000          31       331    50,000
    2          1,292          178        518    50,000        243        583    50,000         312       652    50,000
    3          1,986          419        736    50,000        542        858    50,000         676       992    50,000
    4          2,715          659        952    50,000        854      1,146    50,000       1,077     1,369    50,000
    5          3,481          896      1,165    50,000      1,180      1,449    50,000       1,519     1,788    50,000
    6          4,285        1,161      1,376    50,000      1,552      1,767    50,000       2,038     2,253    50,000
    7          5,129        1,424      1,586    50,000      1,940      2,101    50,000       2,608     2,769    50,000
    8          6,016        1,685      1,793    50,000      2,344      2,451    50,000       3,234     3,342    50,000
    9          6,947        1,944      1,997    50,000      2,765      2,819    50,000       3,924     3,978    50,000
   10          7,924        2,200      2,200    50,000      3,205      3,205    50,000       4,684     4,684    50,000
   15         13,594        3,004      3,004    50,000      5,272      5,272    50,000       9,412     9,412    50,000
   20         20,832        3,009      3,009    50,000      7,107      7,107    50,000      16,637    16,637    50,000
   25         30,068        1,792      1,792    50,000      8,247      8,247    50,000      28,133    28,133    50,000
   30         41,856            *          *         *      7,676      7,676    50,000      47,691    47,691    55,321
   35         56,902            *          *         *      3,371      3,371    50,000      80,360    80,360    85,985

---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B                Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1            630           0        282     50,000          6        306    50,000      31         331      50,000
    2          1,292         106        446     50,000        169        509    50,000     235         575      50,000
    3          1,986         272        588     50,000        384        701    50,000     509         825      50,000
    4          2,715         413        705     50,000        586        878    50,000     785       1,078      50,000
    5          3,481         529        798     50,000        772      1,040    50,000   1,065       1,334      50,000
    6          4,285         647        862     50,000        968      1,183    50,000   1,374       1,589      50,000
    7          5,129         738        899     50,000      1,143      1,304    50,000   1,683       1,844      50,000
    8          6,016         798        905     50,000      1,294      1,402    50,000   1,990       2,098      50,000
    9          6,947         827        880     50,000      1,419      1,473    50,000   2,293       2,347      50,000
   10          7,924         820        820     50,000      1,511      1,511    50,000   2,589       2,589      50,000
   15         13,594           *          *          *      1,141      1,141    50,000   3,662       3,662      50,000
   20         20,832           *          *          *          *          *         *   3,495       3,495      50,000
   25         30,068           *          *          *          *          *         *      36          36      50,000
   30         41,856           *          *          *          *          *         *       *          *        *
   35         56,902           *          *          *          *          *         *       *          *        *


---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40                    Initial Specified Amount           $50,000
Preferred Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A                Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1            630           0        280     50,280       5         305      50,305         29        329    50,329
    2          1,292         101        441     50,441     164         504      50,504        230        570    50,570
    3          1,986         264        580     50,580     375         691      50,691        498        814    50,814
    4          2,715         400        693     50,693     570         863      50,863        767      1,059    51,059
    5          3,481         511        780     50,780     748       1,017      51,017      1,035      1,304    51,304
    6          4,285         623        838     50,838     934       1,149      51,149      1,330      1,545    51,545
    7          5,129         705        867     50,867   1,098       1,259      51,259      1,620      1,781    51,781
    8          6,016         757        865     50,865   1,234       1,342      51,342      1,903      2,010    52,010
    9          6,947         777        831     50,831   1,342       1,396      51,396      2,176      2,229    52,229
   10          7,924         762        762     50,762   1,415       1,415      51,415      2,433      2,433    52,433
   15         13,594           *          *          *     909         909      50,909      3,149      3,149    53,149
   20         20,832           *          *          *       *          *            *      2,178      2,178    52,178
   25         30,068           *          *          *       *          *            *          *          *         *
   30         41,856           *          *          *       *          *            *          *          *         *
   35         56,902           *          *          *       *          *            *          *          *         *


---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40          Initial Specified Amount           $50,000
Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option A      Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Current Charges     Return with Current Charges    Return with Current Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1            630         0         280      50,280       5         305      50,305          29       329    50,329
    2          1,292       173         513      50,513     238         578      50,578         306       646    50,646
    3          1,986       406         722      50,722     527         843      50,843         659       975    50,975
    4          2,715       612         905      50,905     803       1,095      51,095       1,021     1,313    51,313
    5          3,481       791       1,060      51,060   1,065       1,334      51,334       1,392     1,661    51,661
    6          4,285       970       1,185      51,185   1,339       1,554      51,554       1,801     2,016    52,016
    7          5,129     1,128       1,290      51,290   1,604       1,765      51,765       2,226     2,387    52,387
    8          6,016     1,284       1,392      51,392   1,877       1,985      51,985       2,690     2,797    52,797
    9          6,947     1,439       1,492      51,492   2,161       2,215      52,215       3,196     3,250    53,250
   10          7,924     1,592       1,592      51,592   2,455       2,455      52,455       3,751     3,751    53,751
   15         13,594     1,910       1,910      51,910   3,665       3,665      53,665       6,996     6,996    56,996
   20         20,832     1,418       1,418      51,418   4,279       4,279      54,279      11,327    11,327    61,327
   25         30,068         *          *         *      3,276       3,276      53,276      16,424    16,424    66,424
   30         41,856         *          *         *          *          *         *         21,400    21,400    71,400
   35         56,902         *          *         *          *          *         *         24,159    24,159    74,159

---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40          Initial Specified Amount           $50,000
Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B      Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Maximum Charges     Return with Maximum Charges    Return with Maximum Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
   1             630       0           282      50,000       6         306      50,000      31         331      50,000
   2           1,292     106           446      50,000     169         509      50,000     235         575      50,000
   3           1,986     272           588      50,000     384         701      50,000     509         825      50,000
   4           2,715     413           705      50,000     586         878      50,000     785       1,078      50,000
   5           3,481     529           798      50,000     772       1,040      50,000   1,065       1,334      50,000
   6           4,285     647           862      50,000     968       1,183      50,000   1,374       1,589      50,000
   7           5,129     738           899      50,000   1,143       1,304      50,000   1,683       1,844      50,000
   8           6,016     798           905      50,000   1,294       1,402      50,000   1,990       2,098      50,000
   9           6,947     827           880      50,000   1,419       1,473      50,000   2,293       2,347      50,000
   10          7,924     820           820      50,000   1,511       1,511      50,000   2,589       2,589      50,000
   15         13,594         *          *         *      1,141       1,141      50,000   3,662       3,662      50,000
   20         20,832         *          *         *          *          *         *      3,495       3,495      50,000
   25         30,068         *          *         *          *          *         *         36          36      50,000
   30         41,856         *          *         *          *          *         *          *          *         *
   35         56,902         *          *         *          *          *         *          *          *         *


---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the maximum cost of insurance rates allowable under the Policy. Accordingly, if the assumed hypothetical gross annual investment return were earned, the values and benefits of an actual Policy with the listed specifications could never be less than those shown, and in some cases may be greater than those shown.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE



Male Issue Age 40          Initial Specified Amount           $50,000
Smoker Underwriting Risk   Initial Premium and Planned
Death Benefit Option B      Premium (Payable Annually) (1)    $   600


                             0% Assumed Hypothetical         6% Assumed Hypothetical        12% Assumed Hypothetical
                             Gross Annual Investment         Gross Annual Investment        Gross Annual Investment
                           Return with Current Charges     Return with Current Charges    Return with Current Charges
             Premiums                (2)(3)                          (2)(3)                          (2)(3)
 End of    Accumulated   ------------------------------- ------------------------------- ------------------------------
 Policy   At 5% Interest  Surrender   Account    Death    Surrender   Account    Death    Surrender   Account    Death
  Year       Per Year       Value      Value    Benefit     Value      Value    Benefit     Value      Value    Benefit
-------- --------------- ----------- --------- --------- ----------- --------- --------- ----------- --------- --------
    1            630            0        282    50,000          6        306    50,000          31       331    50,000
    2          1,292          178        518    50,000        243        583    50,000         312       652    50,000
    3          1,986          415        731    50,000        537        853    50,000         671       987    50,000
    4          2,715          626        919    50,000        820      1,113    50,000       1,042     1,334    50,000
    5          3,481          813      1,081    50,000      1,092      1,361    50,000       1,426     1,695    50,000
    6          4,285        1,000      1,215    50,000      1,379      1,594    50,000       1,852     2,067    50,000
    7          5,129        1,168      1,329    50,000      1,658      1,820    50,000       2,300     2,462    50,000
    8          6,016        1,334      1,442    50,000      1,950      2,057    50,000       2,793     2,900    50,000
    9          6,947        1,500      1,553    50,000      2,253      2,307    50,000       3,334     3,388    50,000
   10          7,924        1,664      1,664    50,000      2,569      2,569    50,000       3,931     3,931    50,000
   15         13,594        2,060      2,060    50,000      3,963      3,963    50,000       7,585     7,585    50,000
   20         20,832        1,677      1,677    50,000      4,947      4,947    50,000      13,029    13,029    50,000
   25         30,068            *          *         *      4,613      4,613    50,000      21,113    21,113    50,000
   30         41,856            *          *         *      1,256      1,256    50,000      34,019    34,019    50,000
   35         56,902            *          *         *          *          *         *      57,134    57,134    61,133

---------
* Premium in addition to the planned premium is required to keep Policy in effect.

(1) The values illustrated assume the planned premium of $600 is paid at the beginning of each policy year. Values will be different if premiums are paid with a different frequency or in different amounts.

(2) The values and benefits are as of the end of the year shown. They assume that no policy loans or withdrawals have been made. Excessive loans or withdrawals may cause this Policy to lapse because of insufficient cash value.

(3) The values and benefits are shown using the cost of insurance rates currently in effect. Although Life of Virginia anticipates deducting these charges for the forseeable future, THESE CHARGES ARE NOT GUARANTEED AND COULD BE RAISED AT THE DISCRETION OF LIFE OF VIRGINIA. Accordingly, even if the assumed hypothetical gross annual investment return were earned, the values and benefits under an actual Policy with the listed specifications may be less than those shown if the cost of insurance charges were increased.

THE HYPOTHETICAL GROSS ANNUAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN.

ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING PREVAILING INTEREST RATES, RATES OF INFLATION, AND THE ALLOCATIONS MADE BY AN OWNER AMONG THE INVESTMENT OPTIONS. THE GROSS HYPOTHETICAL INVESTMENT RATES OF RETURN OF 0%, 6% AND 12% SHOWN ABOVE CORRESPOND TO NET ANNUAL RATES OF -1.50%, 4.50% AND 10.50%. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATE OF RETURN AVERAGES 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATIONS CAN BE MADE BY LIFE OF VIRGINIA OR THE FUNDS THAT THESE HYPOTHETICAL INVESTMENT RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    PART II

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.


RULE 484 UNDERTAKING

     The Life Insurance Company of Virginia's By-laws provide, in Article V,
Section 5, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


REPRESENTATION PURSUANT TO RULE 26(e)(2)(A)

     Life of Virginia hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Life of Virginia.


CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following Papers and Documents:

     The facing sheet

     The Prospectus consisting of    pages

     The undertaking to file reports

     The Rule 484 undertaking

     Representation pursuant to Section 26(e)(2)(A)

     The signatures

     Written consents of the following persons:

      (a) J. Neil McMurdie

      (b) Sutherland, Asbill & Brennan LLP

      (c) Bruce E. Booker, FSA

      (d) KPMG Peat Marwick LLP

      (e) Ernst & Young LLP

     The following exhibits:

      See next page

                                   EXHIBITS

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:




(1)(a)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account II.  9/

(1)(b)
            Resolution of Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate
            Account II.  9/

(1)(c)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of
            Separate Account II which invest in shares of Fidelity Variable Insurance Products Fund II, Asset Manager Portfolio
            and Neuberger & Berman Advisers Management Trust, Balanced Portfolio. 9/

(1)(d)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions of
            Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio, Aggressive Growth Portfolio, and
            Worldwide Growth Portfolio. 9/

(1)(e)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of an Investment Subdivision of
            Separate Account II which invests in shares of the Utility Fund of the Investment Management Series. 9/

(1)(f)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
            Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management
            Series and the Contrafund Portfolio of the Variable Insurance Products Fund II. 9/

(1)(g)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional Investment
            Subdivisions of Separate Account II which invest in shares of the International Equity Portfolio and the Real Estate
            Securities Portfolio of the Life of Virginia Series Fund. 9/

(1)(h)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional Investment
            Subdivisions of Separate Account II which invest in shares of the Alger American Growth Portfolio and the Alger
            American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio and Flexible Income
            Portfolio of the Janus Aspen Series. 6/

(1)(i)
            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated
            Insurance Series, and the International Growth Portfolio of the Janus Aspen Series.7/

(1)(j)
            Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Growth and Income Portfolio and Growth Opportunities Portfolio of Variable Insurance Products Fund III;
            Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; and Global Income Fund and
            Value Equity Fund of GE Investments Funds, Inc. 8/



(1)(k)
            Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in shares of Capital Appreciation Portfolio of Janus Aspen Series. 8/

(1)(m)
            Resolution of Board of Directors of Life of Virginia authorizing additional Investment Subdivisions investing in U.S.
            Equity Fund of GE Investments Funds, Inc., Growth and Income Fund of Goldman Sachs Variable Insurance Trust and
            Mid-Cap Equity Fund of Goldman Sachs Variable Insurance Trust.


1A(2)
            Not Applicable

1A(3)
            Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of Virginia and Capital Brokerage
            Corporation.9/

1A(3)(a)
            Dealer Sales Agreement dated December 13, 1997.9/

1A(3)(c)
            See Exhibit 1A(3)(a)

1A(4)
            Not Applicable

1A(5)
            Policy Form, Commonwealth Three  9/

1A(5)(a)
            Endorsement to policy  9/

1A(6)(a)
            Articles of Incorporation of The Life Insurance Company of Virginia  9/

1A(6)(b)
            By-Laws of The Life Insurance Company of Virginia  9/

1A(7)
            Not Applicable

1A(8)(a)
            Stock Sale Agreement  9/

1A(8)(a)(i)
            Amendment to Stock Sale Agreement between The Life Insurance Company of Virginia and Life of Virginia Series Fund,
            Inc.  9/

1A(8)(b)
            Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and
            The Life Insurance Company of Virginia.7/

1A(8)(b)(i)
            Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and
            The Life Insurance Company of Virginia.7/




1A(8)(c)
            Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life
            Insurance Company of Virginia.  9/

1A(8)(d)
            Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance
            Company of Virginia.  9/

1A(8)(d)(i)
            Amendment to the Participation Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
            Corporation, and The Life Insurance Company of Virginia.  9/

1A(8)(e)
            Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life
            Insurance Company of Virginia.  9/

1A(8)(f)
            Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of Virginia. 9/

1A(8)(g)
            Fund Participation Agreement between Insurance Management Series, Federated Securities Corporation, and The Life
            Insurance Company of Virginia. 9/

1A(8)(h)
            Fund Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance
            Company of Virginia. 6/

1A(8)(i)
            Fund Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.
            8/

1A(8)(j)
            Fund Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia.8/

1A(8)(k)    Fund Participation Agreement between Goldman Sachs Variable Insurance Trust and The Life Insurance Company of
            Virginia.

1A(9)
            Administrative Agreement  9/

1A(10)
            Application for Commonwealth Three 9

2
            See Exhibit 1(A)5

3(a)
            Opinion and Consent of Counsel

3(b)
            Consent of Sutherland, Asbill and Brennan LLP

3(c)
            Consent of Independent Auditors




4
            Not Applicable

5
            Not Applicable

6
            Opinion and Consent of Bruce E. Booker, Actuary

7
            Memorandum describing Life of Virginia's Issuance, Transfer, Redemption and Exchange Procedures for
            Policies.7/

8
            Undertaking to Guarantee performance of obligations of principal underwriter.  9/

9
            Power of Attorney dated April 2, 1996. 7/



--------------------------
6/ Filed September 28, 1995 with Post-Effective Amendment Number 12 to Form S-6 for Life of Virginia Separate Account II, Registration Number 33-9651.

7/ Filed May 1, 1996 with Post-Effective Amendment Number 13 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 33-9651.

8/ Filed May 1, 1997 with Post-Effective Amendment Number 14 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 33-9651.

9/ Filed May 1, 1998 with Post-Effective Amendment Number 15 to Form S-6 for
Life of Virginia Separate Account II, Registration Number 33-9651.




                                      II-3


                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Life of Virginia Separate Account III, certifies that it meets all the requirements for effectiveness of this registration statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County of Henrico in the Commonwealth of Virginia,
on the          day of              . 1998


                                        Life of Virginia Separate Account III

                                        (Seal)The Life Insurance Company of
                                        Virginia
                                        (Depositor)

                                      Attest: /s/ Laura Deusebio
                                             -------------------------------

                                      By:  /s/ Selwyn L. Flournoy, Jr.
                                         -----------------------------------
                                           Selwyn L. Flournoy, Jr.
                                           Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, The Life
Insurance Company of Virginia certifies that it meets the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this amendment to the Registration
Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the County
of Henrico in the Commonwealth of Virginia on the      day of May, 1998.
                                        (Seal)The Life Insurance Company of
                                        Virginia


                                      Attest: /s/ Laura Deusebio
                                             -------------------------------

                                      By:  /s/ Selwyn L. Flournoy, Jr.
                                         -----------------------------------
                                               Selwyn L. Flournoy, Jr.
                                               Senior Vice President


     Given under my hand this 29 day of April, 1998 in the City/County of Henrico, Commonwealth of Virginia.

                                       /s/ Laura Deusebio
                              ----------------------------------------
                                           Notary Public


My Commission Expires      01/2000
                      ------------------



                                      II-4


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.





               Signature                                Title                  Date
---------------------------------------   ---------------------------------   ------
RONALD V. DOLAN                           Director, Chairman of the Board     04/29/98
--------------------------------------
Ronald V. Dolan

SELWYN L. FLOURNOY, JR.                   Director, Senior Vice President     04/29/98
--------------------------------------
Selwyn L. Flournoy, Jr.

LINDA L. LANAM                            Director, Senior Vice President     04/29/98
--------------------------------------
Linda L. Lanam

ROBERT D. CHINN                           Director, Senior Vice President     04/29/98
--------------------------------------
Robert D. Chinn

VICTOR C. MOSES                           Director                            04/29/98
--------------------------------------
Victor C. Moses

GEOFFREY S. STIFF                         Director                            04/29/98
--------------------------------------
Geoffrey S. Stiff

   By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on April 16, 1998.

                                   EXHIBITS


                     LIFE OF VIRGINIA SEPARATE ACCOUNT II

     (1)(a)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate
                       Account II.
     (1)(b)            Resolution of Board of Directors of Life of Virginia authorizing the addition of Investment Subdivisions to Separate Account II.
     (1)(c)            Resolution of Board of Directors of Life of Virginia authorizing the addition of Fidelity Asset Manager
                       Portfolio and Neuberger & Berman Advisers Management Trust to Separate Account II.
     (1)(d)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment
                       Subdivisions of Separate Account II which invest in shares of Janus Aspen Series, Growth Portfolio,
                       Aggressive Growth Portfolio, and Worldwide Growth Portfolio.
     (1)(e)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of an additional
                       Investment Subdivision of Separate Account II which invests in shares of the Utility Fund of the
                       Insurance Management Series.
     (1)(f)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional
                       Investment Subdivisions of Separate Account II which invest in shares of the Corporate Bond Fund of the Insurance Management Series and the Contrafund Portfolio of the Variable Insurance Products
                       Fund II.
     (1)(g)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional
                       Investment Subdivisions of Separate Account II which invest in shares of the International Equity
                       Portfolio and the Real Estate Securities Portfolio of the Life of Virginia Series Fund.
     (1)(h)            Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional
                       Investment Subdivisions of Separate Account II which invest in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Balanced Portfolio
                       and Flexible Income Portfolio of the Janus Aspen Series.
     (1)(l)            Resolution of Board of Directors of Life of Virginia authorizing additional investment subdivisions investing in shares of U.S. Equity Fund of GE Investment Funds Inc., Growth and Income
                       Fund of Goldman Sachs Variable Income Trust and Mid Cap Equity Fund of Goldman
                       Sachs Variable Trust Income Fund.
     (5)(a)            Policy Form
     (5)(b)            Endorsement to Policy
     (6)(a)            Certificate of Incorporation of The Life Insurance Company of Virginia
     (6)(b)            By-Laws of The Life Insurance Company of Virginia
     (8)(a)            Stock Sale Agreement between The Life Insurance Company of Virginia and Life of Virginia Series Fund,
                       Inc.
     (8)(a)(i)         Amendments to Stock Sale Agreement between The Life Insurance Company of Virginia and Life of
                       Virginia Series Fund, Inc.
     (8)(b)            Participation Agreement among The Life Insurance Company of Virginia, Variable Insurance Products
                       Fund II and Fidelity Distributors Corporation.
      (8)(c)           Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and
                       The Life Insurance Company of Virginia.
      (8)(d)           Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation and
                       The Life Insurance Company of Virginia.
      (8)(d)(i)        Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
                       Corporation and The Life Insurance Company of Virginia.
      (8)(f)           Fund Participation Agreement between Janus Aspen Series and The Life Insurance Company of Virginia.
      (8)(k)           Form of Participation Agreement between Goldman Sachs Variable
                       Insurance Trust and the Life Insurance Company of Virginia
3.                     Consents of the following:
      (3)(a)           Opinion and Consent of J. Neil McMurdie, Associate Counsel and Assistant Vice President for Life of
                       Virginia
      (3)(b)           Consent of Sutherland, Asbill & Brennan LLP, Outside Counsel
      (3)(c)           Consent of KPMG Peat Marwick LLP
      (3)(d)           Consent of Ernst & Young LLP
6.                     Opinion and Consent of Actuary Bruce E. Booker, Vice President and Actuary of Life of Virginia

                                      II-6

